United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Jeffrey K. Ringdahl, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2022

Date of reporting period: September 30, 2022

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS - 86.82%
U.S. Treasury Obligations - 86.82%
U.S. Treasury Bills,
1.184%, Due 10/6/2022	$100,000,000	$99,980,479
1.270%, Due 10/13/2022A	150,000,000	149,893,194
1.290%, Due 10/20/2022A	150,000,000	149,822,739
1.394%, Due 10/27/2022A	150,000,000	149,743,000
1.401%, Due 11/3/2022A	150,000,000	149,656,632
1.417%, Due 11/10/2022A	150,000,000	149,570,204
1.788%, Due 11/17/2022A	250,000,000	249,117,812
1.623%, Due 11/25/2022A	200,000,000	199,170,894
2.336%, Due 12/8/2022 A	250,000,000	248,633,480
2.253%, Due 12/15/2022	100,000,000	99,432,374
2.784%, Due 1/5/2023A	160,000,000	158,652,354
2.920%, Due 1/12/2023A	150,000,000	148,653,825
2.949%, Due 1/19/2023A	155,000,000	153,441,630
2.550%, Due 1/26/2023	175,000,000	173,113,211
3.202%, Due 2/2/2023A	200,000,000	197,636,080
3.050%, Due 2/9/2023A	250,000,000	246,826,958
3.338%, Due 2/16/2023A	260,000,000	256,504,435
3.206%, Due 2/23/2023A	250,000,000	246,499,975
3.498%, Due 3/2/2023A	150,000,000	147,693,124
3.782%, Due 3/9/2023A	150,000,000	147,588,578
3.822%, Due 3/16/2023A	250,000,000	245,819,140

Total Short-Term Investments – 86.82% (Cost $3,771,516,768)		3,767,450,118

TOTAL INVESTMENTS - 86.82% (Cost $3,771,516,768)		3,767,450,118
OTHER ASSETS, NET OF LIABILITIES - 13.18%		571,812,872

TOTAL NET ASSETS - 100.00%		$4,339,262,990

Percentages are stated as a percent of net assets.

A	All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Long Futures Contracts Open on September 30, 2022:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT Corn FuturesA	1,573	December 2022	$51,901,475	$53,285,375	$1,383,900
CBOT Soybean FuturesA	419	November 2022	30,853,726	28,591,512	(2,262,214)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	120	March 2023	1,626,650	1,466,100	(160,550)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	120	April 2023	1,626,650	1,435,200	(191,450)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	120	May 2023	1,626,650	1,454,400	(172,250)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	120	June 2023	1,626,650	1,474,200	(152,450)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	120	July 2023	1,626,650	1,477,200	(149,450)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	120	August 2023	1,626,650	1,468,200	(158,450)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	120	September 2023	1,626,650	1,489,500	(137,150)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	56	October 2023	741,470	737,100	(4,370)
ICE U.S. - Henry Ld1 Fixed Price FuturesA	56	November 2023	741,470	775,880	34,410
ICE U.S. - Henry Ld1 Fixed Price FuturesA	56	December 2023	741,470	795,480	54,010
ICE U.S. - Henry Ld1 Fixed Price FuturesA	56	January 2024	741,470	767,620	26,150
ICE U.S. - Henry Ld1 Fixed Price FuturesA	56	February 2024	741,470	703,220	(38,250)
LME Copper FuturesA	46	October 2022	8,953,190	8,841,200	(111,990)
LME Lead FuturesA	88	October 2022	3,948,237	4,211,900	263,663
LME Lead FuturesA	50	November 2022	2,339,352	2,391,250	51,898

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

Commodity Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
LME Nickel FuturesA	40	October 2022	$5,811,282	$5,042,880	$(768,402)
LME Nickel FuturesA	36	November 2022	5,227,615	4,547,880	(679,735)
LME Primary Aluminum FuturesA	234	October 2022	12,717,853	12,660,863	(56,990)
LME Primary Aluminum FuturesA	178	November 2022	9,798,690	9,581,963	(216,727)
LME Zinc FuturesA	236	October 2022	21,117,719	17,806,200	(3,311,519)
LME Zinc FuturesA	79	November 2022	7,062,269	5,926,975	(1,135,294)
NYBOT CSC C Coffee FuturesA	269	December 2022	23,834,025	22,348,856	(1,485,169)
NYMEX Henry Hub Natural Gas FuturesA	360	October 2022	29,013,827	24,357,600	(4,656,227)

			$227,673,160	$213,638,554	$(14,034,606)

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME Mexican Peso Currency Futures	8,321	December 2022	$206,510,024	$203,906,105	$(2,603,919)
NYBOT FINEX U.S. Dollar Index Futures	1,769	December 2022	191,999,710	198,276,596	6,276,886

			$398,509,734	$402,182,701	$3,672,967

Short Futures Contracts Open on September 30, 2022:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
COMEX Copper FuturesA	785	December 2022	$(70,227,858)	$(66,970,313)	$3,257,545
COMEX Gold 100 Troy Ounces FuturesA	1,412	December 2022	(244,522,268)	(236,086,400)	8,435,868
COMEX Silver FuturesA	871	December 2022	(82,840,182)	(82,914,845)	(74,663)
ICE Brent Crude Oil FuturesA	187	October 2022	(16,748,314)	(15,921,180)	827,134
ICE Gas Oil FuturesA	9	October 2022	(851,039)	(893,925)	(42,886)
KCBT Hard Red Winter Wheat FuturesA	71	December 2022	(3,167,328)	(3,519,825)	(352,497)
LME Copper FuturesA	81	October 2022	(15,188,505)	(15,568,200)	(379,695)
LME Copper FuturesA	139	November 2022	(27,986,471)	(26,535,100)	1,451,371
LME Copper FuturesA	169	December 2022	(32,154,329)	(32,021,275)	133,054
LME Lead FuturesA	88	October 2022	(4,265,848)	(4,211,900)	53,948
LME Lead FuturesA	232	November 2022	(11,437,145)	(11,095,400)	341,745
LME Lead FuturesA	264	December 2022	(12,433,209)	(12,606,000)	(172,791)
LME Nickel FuturesA	40	October 2022	(5,276,803)	(5,042,880)	233,923
LME Nickel FuturesA	47	November 2022	(6,080,065)	(5,937,510)	142,555
LME Nickel FuturesA	57	December 2022	(7,367,939)	(7,213,464)	154,475
LME Primary Aluminum FuturesA	234	October 2022	(14,027,153)	(12,660,862)	1,366,291
LME Primary Aluminum FuturesA	198	November 2022	(11,941,217)	(10,658,587)	1,282,630
LME Primary Aluminum FuturesA	1,112	December 2022	(63,026,980)	(60,075,800)	2,951,180
LME Zinc FuturesA	236	October 2022	(17,751,051)	(17,806,200)	(55,149)
LME Zinc FuturesA	206	November 2022	(16,062,750)	(15,455,150)	607,600
LME Zinc FuturesA	146	December 2022	(11,414,130)	(10,887,950)	526,180
NYBOT CSC Cocoa FuturesA	1,434	December 2022	(33,602,741)	(33,756,360)	(153,619)
NYBOT CSC Number 11 World Sugar FuturesA	1,865	February 2023	(36,874,288)	(36,929,984)	(55,696)
NYMEX Light Sweet Crude Oil FuturesA	263	October 2022	(22,200,678)	(20,905,870)	1,294,808
NYMEX NY Harbor ULSD FuturesA	63	October 2022	(8,288,664)	(8,524,354)	(235,690)
NYMEX Reformulated Gasoline Blendstock for Oxygen Blending RBOB FuturesA	125	October 2022	(12,413,783)	(12,441,450)	(27,667)

			$(788,150,738)	$(766,640,784)	$21,509,954

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2022 (Unaudited)

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME Australian Dollar Currency Futures	5,356	December 2022	$(367,458,843)	$(343,582,709)	$23,876,134
CME British Pound Currency Futures	3,299	December 2022	(240,890,552)	(230,538,244)	10,352,308
CME Canadian Dollar Currency Futures	4,276	December 2022	(327,232,564)	(309,561,020)	17,671,544
CME Euro Foreign Exchange Currency Futures	4,328	December 2022	(552,857,961)	(533,507,150)	19,350,811
CME Japanese Yen Currency Futures	4,733	December 2022	(418,234,195)	(411,978,069)	6,256,126
CME New Zealand Dollar Currency Futures	2,281	December 2022	(139,883,486)	(128,043,935)	11,839,551
CME Swiss Franc Currency Futures	779	December 2022	(102,675,234)	(99,458,825)	3,216,409

			$(2,149,232,835)	$(2,056,669,952)	$92,562,883

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Russell 2000 Index Futures	278	December 2022	$(67,775,682)	$(61,357,380)	$6,418,302
CME e-Mini Russell Index Futures	717	December 2022	(64,491,128)	(59,862,330)	4,628,798
CME e-Mini Standard & Poor’s 500 Index Futures	538	December 2022	(104,362,635)	(96,880,350)	7,482,285
Eurex DAX Index Futures	215	December 2022	(68,613,355)	(63,919,113)	4,694,242
Eurex EURO STOXX 50 Futures	1,838	December 2022	(62,585,099)	(59,714,159)	2,870,940
Euronext Amsterdam Index Futures	218	October 2022	(27,393,150)	(27,375,093)	18,057
Euronext CAC 40 Index Futures	488	October 2022	(27,733,797)	(27,564,771)	169,026
FTSE 100 Index Futures	448	December 2022	(34,877,347)	(34,587,323)	290,024
FTSE/MIB Index Futures	307	December 2022	(32,534,413)	(30,883,353)	1,651,060
HKG Hang Seng China Enterprises Index Futures	2,219	October 2022	(86,178,526)	(83,590,772)	2,587,754
HKG Hang Seng Index Futures	902	October 2022	(101,440,206)	(98,879,695)	2,560,511
ICE U.S. MSCI EAFE Index Futures	647	December 2022	(59,844,866)	(53,720,410)	6,124,456
ICE U.S. MSCI Emerging Markets EM Index Futures	1,826	December 2022	(88,993,253)	(79,567,950)	9,425,303
KFE KOSPI 200 Index Futures	3,531	December 2022	(191,317,419)	(174,273,249)	17,044,170
Montreal Exchange S&P/TSX 60 Index Futures	253	December 2022	(41,859,462)	(40,880,009)	979,453
OML Stockholm OMXS30 Index Futures	1,983	October 2022	(34,505,141)	(32,699,626)	1,805,515
SAFEX FTSE/JSE Top 40 Index Futures	2,284	December 2022	(77,082,858)	(72,950,455)	4,132,403
SFE S&P ASX Share Price Index 200 Futures	425	December 2022	(44,073,999)	(43,944,753)	129,246
SGX FTSE Taiwan Index Futures	1,178	October 2022	(56,348,986)	(55,012,600)	1,336,386
SGX Nikkei 225 Stock Index Futures	196	December 2022	(17,612,450)	(17,591,653)	20,797
TSE TOPIX Futures	34	December 2022	(4,334,668)	(4,313,135)	21,533

			$(1,293,958,440)	$(1,219,568,179)	$74,390,261

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3 Month Euro Euribor Futures	107	September 2023	$(25,648,349)	$(25,404,944)	$243,405
3 Month Euro Euribor Futures	1,628	December 2023	(390,586,997)	(386,754,427)	3,832,570
3 Month Euro Euribor Futures	1,309	September 2024	(313,951,765)	(311,276,150)	2,675,615
3 Month Euro Euribor Futures	1,112	June 2025	(266,777,920)	(264,525,519)	2,252,401
CBOT 10 Year U.S. Treasury Notes	1,837	December 2022	(215,077,501)	(205,858,812)	9,218,689
CBOT 2 Year U.S. Treasury Notes Futures	1,161	December 2022	(241,696,640)	(238,458,517)	3,238,123
CBOT 5 Year U.S. Treasury Notes	1,540	December 2022	(171,119,389)	(165,562,032)	5,557,357
CBOT U.S. Long Bond Futures	735	December 2022	(99,098,304)	(92,908,594)	6,189,710
CME 1 Year Mid-Curve 3 Month Eurodollar Option	1,477	December 2022	(177,186,721)	(173,342,196)	3,844,525
CME Ultra Long Term U.S. Treasury Bond Futures	381	December 2022	(56,748,256)	(52,197,000)	4,551,256
Eurex 10 Year Euro BUND Futures	1,176	December 2022	(165,608,776)	(159,615,115)	5,993,661
Eurex 2 Year Euro SCHATZ Futures	1,176	December 2022	(124,066,433)	(123,511,833)	554,600
Eurex 30 Year Euro BUXL Futures	302	December 2022	(46,875,846)	(43,401,793)	3,474,053
Long Gilt Futures	402	December 2022	(49,157,547)	(43,269,437)	5,888,110
SFE 10 Year Australian Bond Futures	1,449	December 2022	(110,808,950)	(108,549,750)	2,259,200

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

Interest Rate Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
SFE 3 Year Australian Bond Futures	2,775	December 2022	$(189,548,481)	$(189,150,893)	$397,588
Three Month SONIA Index Futures	146	December 2023	(39,545,467)	(38,390,337)	1,155,130
Three Month SONIA Index Futures	511	March 2024	(137,565,480)	(134,466,027)	3,099,453
Three Month SONIA Index Futures	701	December 2024	(189,503,937)	(184,952,368)	4,551,569
Three-Month SOFR Futures	974	December 2023	(235,567,404)	(232,980,800)	2,586,604
Three-Month SOFR Futures	1,424	March 2024	(343,930,878)	(340,941,200)	2,989,678
Three-Month SOFR Futures	1,843	December 2024	(446,840,433)	(443,287,575)	3,552,858
Three-Month SOFR Futures	1,393	September 2025	(338,529,497)	(335,765,237)	2,764,260
TSE Japanese 10 Year Bond Futures	31	December 2022	(31,662,230)	(31,764,665)	(102,435)

			$(4,407,103,201)	$(4,326,335,221)	$80,767,980

A	All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.

Forward Foreign Currency Contracts Open on September 30, 2022:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	61,462	USD	62,645	10/3/2022	CBK	$—	$(1,183)	$(1,183)
INR	61,462	USD	62,737	10/3/2022	CBK	—	(1,275)	(1,275)
INR	61,462	USD	62,701	10/3/2022	CBK	—	(1,239)	(1,239)
INR	61,462	USD	62,731	10/3/2022	CBK	—	(1,269)	(1,269)
INR	61,462	USD	62,781	10/3/2022	CBK	—	(1,319)	(1,319)
INR	92,193	USD	94,146	10/3/2022	CBK	—	(1,953)	(1,953)
INR	92,193	USD	94,168	10/3/2022	CBK	—	(1,975)	(1,975)
INR	92,193	USD	94,135	10/3/2022	CBK	—	(1,942)	(1,942)
INR	92,193	USD	94,046	10/3/2022	CBK	—	(1,853)	(1,853)
INR	92,193	USD	94,100	10/3/2022	CBK	—	(1,907)	(1,907)
INR	92,193	USD	94,018	10/3/2022	CBK	—	(1,825)	(1,825)
INR	92,193	USD	94,024	10/3/2022	CBK	—	(1,831)	(1,831)
INR	122,924	USD	125,252	10/3/2022	CBK	—	(2,328)	(2,328)
INR	122,924	USD	125,430	10/3/2022	CBK	—	(2,506)	(2,506)
INR	153,655	USD	156,686	10/3/2022	CBK	—	(3,031)	(3,031)
INR	153,655	USD	156,619	10/3/2022	CBK	—	(2,964)	(2,964)
INR	184,386	USD	187,887	10/3/2022	CBK	—	(3,501)	(3,501)
INR	184,386	USD	188,253	10/3/2022	CBK	—	(3,867)	(3,867)
INR	184,386	USD	188,001	10/3/2022	CBK	—	(3,615)	(3,615)
INR	215,117	USD	219,215	10/3/2022	CBK	—	(4,098)	(4,098)
INR	215,117	USD	219,238	10/3/2022	CBK	—	(4,121)	(4,121)
INR	215,117	USD	219,342	10/3/2022	CBK	—	(4,225)	(4,225)
INR	245,847	USD	250,733	10/3/2022	CBK	—	(4,886)	(4,886)
INR	338,040	USD	345,334	10/3/2022	CBK	—	(7,294)	(7,294)
INR	430,233	USD	439,345	10/3/2022	CBK	—	(9,112)	(9,112)
INR	430,233	USD	439,268	10/3/2022	CBK	—	(9,035)	(9,035)
INR	614,619	USD	627,991	10/3/2022	CBK	—	(13,372)	(13,372)
INR	983,390	USD	1,009,489	10/3/2022	CBK	—	(26,099)	(26,099)
INR	983,390	USD	1,002,530	10/3/2022	CBK	—	(19,140)	(19,140)
INR	3,257,479	USD	3,347,921	10/3/2022	CBK	—	(90,442)	(90,442)
INR	11,339,715	USD	11,623,051	10/3/2022	CBK	—	(283,336)	(283,336)
USD	1,903,072	INR	1,874,587	10/3/2022	CBK	28,485	—	28,485
USD	1,559,850	INR	1,536,547	10/3/2022	CBK	23,303	—	23,303
USD	1,556,795	INR	1,536,547	10/3/2022	CBK	20,248	—	20,248
USD	1,432,103	INR	1,413,623	10/3/2022	CBK	18,480	—	18,480
USD	1,371,822	INR	1,352,161	10/3/2022	CBK	19,661	—	19,661
USD	1,309,880	INR	1,290,699	10/3/2022	CBK	19,181	—	19,181

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,216,910	INR	1,198,507	10/3/2022	CBK	$18,403	$—	$18,403
USD	1,120,221	INR	1,106,314	10/3/2022	CBK	13,907	—	13,907
USD	842,423	INR	829,735	10/3/2022	CBK	12,688	—	12,688
USD	809,061	INR	799,004	10/3/2022	CBK	10,057	—	10,057
USD	716,824	INR	706,812	10/3/2022	CBK	10,012	—	10,012
USD	685,953	INR	676,081	10/3/2022	CBK	9,872	—	9,872
USD	686,502	INR	676,081	10/3/2022	CBK	10,421	—	10,421
USD	655,112	INR	645,350	10/3/2022	CBK	9,762	—	9,762
USD	592,711	INR	583,888	10/3/2022	CBK	8,823	—	8,823
USD	592,857	INR	583,888	10/3/2022	CBK	8,969	—	8,969
USD	467,669	INR	460,964	10/3/2022	CBK	6,705	—	6,705
USD	467,750	INR	460,964	10/3/2022	CBK	6,786	—	6,786
USD	437,183	INR	430,233	10/3/2022	CBK	6,950	—	6,950
USD	344,406	INR	338,040	10/3/2022	CBK	6,366	—	6,366
USD	281,039	INR	276,578	10/3/2022	CBK	4,461	—	4,461
USD	281,880	INR	276,578	10/3/2022	CBK	5,302	—	5,302
USD	249,766	INR	245,848	10/3/2022	CBK	3,918	—	3,918
USD	218,562	INR	215,117	10/3/2022	CBK	3,445	—	3,445
USD	187,222	INR	184,386	10/3/2022	CBK	2,836	—	2,836
USD	187,264	INR	184,386	10/3/2022	CBK	2,878	—	2,878
USD	187,341	INR	184,386	10/3/2022	CBK	2,955	—	2,955
USD	187,292	INR	184,386	10/3/2022	CBK	2,906	—	2,906
USD	187,311	INR	184,386	10/3/2022	CBK	2,925	—	2,925
USD	187,250	INR	184,386	10/3/2022	CBK	2,864	—	2,864
USD	156,083	INR	153,655	10/3/2022	CBK	2,428	—	2,428
USD	124,904	INR	122,924	10/3/2022	CBK	1,980	—	1,980
USD	124,891	INR	122,924	10/3/2022	CBK	1,967	—	1,967
USD	124,866	INR	122,924	10/3/2022	CBK	1,942	—	1,942
USD	124,875	INR	122,924	10/3/2022	CBK	1,951	—	1,951
USD	62,435	INR	61,462	10/3/2022	CBK	973	—	973
TWD	78,794	USD	79,891	10/17/2022	CBK	—	(1,097)	(1,097)
TWD	78,794	USD	79,869	10/17/2022	CBK	—	(1,075)	(1,075)
TWD	78,794	USD	79,778	10/17/2022	CBK	—	(984)	(984)
TWD	78,794	USD	79,747	10/17/2022	CBK	—	(953)	(953)
TWD	157,587	USD	159,859	10/17/2022	CBK	—	(2,272)	(2,272)
TWD	157,587	USD	159,724	10/17/2022	CBK	—	(2,137)	(2,137)
TWD	157,587	USD	159,693	10/17/2022	CBK	—	(2,106)	(2,106)
TWD	157,587	USD	159,765	10/17/2022	CBK	—	(2,178)	(2,178)
TWD	157,587	USD	159,669	10/17/2022	CBK	—	(2,082)	(2,082)
TWD	157,587	USD	159,469	10/17/2022	CBK	—	(1,882)	(1,882)
TWD	157,587	USD	158,041	10/17/2022	CBK	—	(454)	(454)
TWD	236,381	USD	241,274	10/17/2022	CBK	—	(4,893)	(4,893)
TWD	236,381	USD	241,165	10/17/2022	CBK	—	(4,784)	(4,784)
TWD	236,381	USD	240,829	10/17/2022	CBK	—	(4,448)	(4,448)
TWD	315,175	USD	318,857	10/17/2022	CBK	—	(3,682)	(3,682)
TWD	315,175	USD	316,216	10/17/2022	CBK	—	(1,041)	(1,041)
TWD	393,969	USD	402,085	10/17/2022	CBK	—	(8,116)	(8,116)
TWD	393,969	USD	401,310	10/17/2022	CBK	—	(7,341)	(7,341)
TWD	472,763	USD	481,501	10/17/2022	CBK	—	(8,738)	(8,738)
TWD	551,556	USD	558,035	10/17/2022	CBK	—	(6,479)	(6,479)
TWD	630,350	USD	638,957	10/17/2022	CBK	—	(8,607)	(8,607)
TWD	630,350	USD	638,121	10/17/2022	CBK	—	(7,771)	(7,771)
TWD	630,350	USD	637,036	10/17/2022	CBK	—	(6,686)	(6,686)
TWD	709,144	USD	716,378	10/17/2022	CBK	—	(7,234)	(7,234)
TWD	787,938	USD	794,835	10/17/2022	CBK	—	(6,897)	(6,897)
TWD	945,525	USD	955,593	10/17/2022	CBK	—	(10,068)	(10,068)
TWD	1,103,113	USD	1,118,447	10/17/2022	CBK	—	(15,334)	(15,334)
TWD	1,103,113	USD	1,107,017	10/17/2022	CBK	—	(3,904)	(3,904)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
TWD	1,181,906	USD	1,193,773	10/17/2022	CBK	$—	$(11,867)	$(11,867)
TWD	1,260,700	USD	1,274,250	10/17/2022	CBK	—	(13,550)	(13,550)
TWD	1,339,494	USD	1,366,603	10/17/2022	CBK	—	(27,109)	(27,109)
TWD	1,418,288	USD	1,445,677	10/17/2022	CBK	—	(27,389)	(27,389)
TWD	1,418,288	USD	1,434,538	10/17/2022	CBK	—	(16,250)	(16,250)
TWD	1,654,669	USD	1,660,620	10/17/2022	CBK	—	(5,951)	(5,951)
TWD	2,600,194	USD	2,654,267	10/17/2022	CBK	—	(54,073)	(54,073)
TWD	2,757,782	USD	2,801,542	10/17/2022	CBK	—	(43,760)	(43,760)
USD	11,959,656	TWD	11,346,302	10/17/2022	CBK	613,354	—	613,354
USD	2,430,858	TWD	2,363,813	10/17/2022	CBK	67,045	—	67,045
USD	1,807,902	TWD	1,733,463	10/17/2022	CBK	74,439	—	74,439
USD	1,478,313	TWD	1,418,288	10/17/2022	CBK	60,025	—	60,025
USD	1,243,669	TWD	1,181,906	10/17/2022	CBK	61,763	—	61,763
USD	987,383	TWD	945,525	10/17/2022	CBK	41,858	—	41,858
USD	822,393	TWD	787,938	10/17/2022	CBK	34,455	—	34,455
USD	818,840	TWD	787,938	10/17/2022	CBK	30,902	—	30,902
USD	664,189	TWD	630,350	10/17/2022	CBK	33,839	—	33,839
USD	575,716	TWD	551,556	10/17/2022	CBK	24,160	—	24,160
USD	497,975	TWD	472,763	10/17/2022	CBK	25,212	—	25,212
USD	498,356	TWD	472,763	10/17/2022	CBK	25,593	—	25,593
USD	412,269	TWD	393,969	10/17/2022	CBK	18,300	—	18,300
USD	409,234	TWD	393,969	10/17/2022	CBK	15,265	—	15,265
USD	331,729	TWD	315,175	10/17/2022	CBK	16,554	—	16,554
USD	331,774	TWD	315,175	10/17/2022	CBK	16,599	—	16,599
USD	331,705	TWD	315,175	10/17/2022	CBK	16,530	—	16,530
USD	249,104	TWD	236,381	10/17/2022	CBK	12,723	—	12,723
USD	82,353	TWD	78,794	10/17/2022	CBK	3,559	—	3,559
INR	30,665	USD	31,320	10/25/2022	CBK	—	(655)	(655)
INR	30,665	USD	31,320	10/25/2022	CBK	—	(655)	(655)
INR	30,665	USD	31,375	10/25/2022	CBK	—	(710)	(710)
INR	30,665	USD	31,316	10/25/2022	CBK	—	(651)	(651)
INR	30,665	USD	31,318	10/25/2022	CBK	—	(653)	(653)
INR	30,665	USD	31,316	10/25/2022	CBK	—	(651)	(651)
INR	30,665	USD	31,317	10/25/2022	CBK	—	(652)	(652)
INR	30,665	USD	31,285	10/25/2022	CBK	—	(620)	(620)
INR	30,665	USD	31,287	10/25/2022	CBK	—	(622)	(622)
INR	30,665	USD	31,303	10/25/2022	CBK	—	(638)	(638)
INR	30,665	USD	31,319	10/25/2022	CBK	—	(654)	(654)
INR	30,665	USD	31,315	10/25/2022	CBK	—	(650)	(650)
INR	30,665	USD	31,315	10/25/2022	CBK	—	(650)	(650)
INR	30,665	USD	31,322	10/25/2022	CBK	—	(657)	(657)
INR	30,665	USD	31,318	10/25/2022	CBK	—	(653)	(653)
INR	30,665	USD	31,367	10/25/2022	CBK	—	(702)	(702)
INR	61,330	USD	62,756	10/25/2022	CBK	—	(1,426)	(1,426)
INR	61,330	USD	62,728	10/25/2022	CBK	—	(1,398)	(1,398)
INR	61,330	USD	62,627	10/25/2022	CBK	—	(1,297)	(1,297)
INR	61,330	USD	62,739	10/25/2022	CBK	—	(1,409)	(1,409)
INR	61,330	USD	62,749	10/25/2022	CBK	—	(1,419)	(1,419)
INR	61,330	USD	62,732	10/25/2022	CBK	—	(1,402)	(1,402)
INR	61,330	USD	62,756	10/25/2022	CBK	—	(1,426)	(1,426)
INR	61,330	USD	62,758	10/25/2022	CBK	—	(1,428)	(1,428)
INR	61,330	USD	62,762	10/25/2022	CBK	—	(1,432)	(1,432)
INR	61,330	USD	62,713	10/25/2022	CBK	—	(1,383)	(1,383)
INR	61,330	USD	62,732	10/25/2022	CBK	—	(1,402)	(1,402)
INR	61,330	USD	62,727	10/25/2022	CBK	—	(1,397)	(1,397)
INR	61,330	USD	62,741	10/25/2022	CBK	—	(1,411)	(1,411)
INR	61,330	USD	62,748	10/25/2022	CBK	—	(1,418)	(1,418)
INR	61,330	USD	62,759	10/25/2022	CBK	—	(1,429)	(1,429)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	61,330	USD	62,755	10/25/2022	CBK	$—	$(1,425)	$(1,425)
INR	91,995	USD	94,133	10/25/2022	CBK	—	(2,138)	(2,138)
INR	91,995	USD	94,136	10/25/2022	CBK	—	(2,141)	(2,141)
INR	91,995	USD	94,116	10/25/2022	CBK	—	(2,121)	(2,121)
INR	91,995	USD	94,105	10/25/2022	CBK	—	(2,110)	(2,110)
INR	91,995	USD	94,151	10/25/2022	CBK	—	(2,156)	(2,156)
INR	311,003	USD	317,667	10/25/2022	CBK	—	(6,664)	(6,664)
INR	1,349,255	USD	1,379,998	10/25/2022	CBK	—	(30,743)	(30,743)
INR	2,053,283	USD	2,110,141	10/25/2022	CBK	—	(56,858)	(56,858)
INR	2,327,054	USD	2,392,232	10/25/2022	CBK	—	(65,178)	(65,178)
INR	2,719,538	USD	2,793,040	10/25/2022	CBK	—	(73,502)	(73,502)
INR	2,737,711	USD	2,813,873	10/25/2022	CBK	—	(76,162)	(76,162)
INR	2,737,711	USD	2,813,022	10/25/2022	CBK	—	(75,311)	(75,311)
INR	3,229,451	USD	3,316,179	10/25/2022	CBK	—	(86,728)	(86,728)
INR	3,422,139	USD	3,518,180	10/25/2022	CBK	—	(96,041)	(96,041)
INR	3,618,457	USD	3,715,028	10/25/2022	CBK	—	(96,571)	(96,571)
INR	3,986,436	USD	4,090,623	10/25/2022	CBK	—	(104,187)	(104,187)
INR	6,527,268	USD	6,666,162	10/25/2022	CBK	—	(138,894)	(138,894)
INR	8,126,196	USD	8,303,045	10/25/2022	CBK	—	(176,849)	(176,849)
INR	8,126,196	USD	8,307,991	10/25/2022	CBK	—	(181,795)	(181,795)
INR	9,475,451	USD	9,733,877	10/25/2022	CBK	—	(258,426)	(258,426)
USD	67,286,949	INR	66,205,501	10/25/2022	CBK	1,081,448	—	1,081,448
USD	15,586,092	INR	15,424,440	10/25/2022	CBK	161,652	—	161,652
USD	15,078,922	INR	14,964,467	10/25/2022	CBK	114,455	—	114,455
USD	13,623,993	INR	13,523,217	10/25/2022	CBK	100,776	—	100,776
USD	12,226,322	INR	12,173,962	10/25/2022	CBK	52,360	—	52,360
USD	11,945,095	INR	11,928,643	10/25/2022	CBK	16,452	—	16,452
USD	10,900,895	INR	10,855,372	10/25/2022	CBK	45,523	—	45,523
USD	10,649,936	INR	10,579,388	10/25/2022	CBK	70,548	—	70,548
USD	10,540,404	INR	10,364,733	10/25/2022	CBK	175,671	—	175,671
USD	7,354,903	INR	7,328,909	10/25/2022	CBK	25,994	—	25,994
USD	6,137,269	INR	6,163,643	10/25/2022	CBK	—	(26,374)	(26,374)
USD	4,371,629	INR	4,385,080	10/25/2022	CBK	—	(13,451)	(13,451)
USD	3,114,508	INR	3,127,819	10/25/2022	CBK	—	(13,311)	(13,311)
USD	2,872,369	INR	2,882,500	10/25/2022	CBK	—	(10,131)	(10,131)
USD	1,309,716	INR	1,287,925	10/25/2022	CBK	21,791	—	21,791
USD	1,122,516	INR	1,103,936	10/25/2022	CBK	18,580	—	18,580
USD	904,272	INR	889,282	10/25/2022	CBK	14,990	—	14,990
USD	124,941	INR	122,660	10/25/2022	CBK	2,281	—	2,281
TWD	78,834	USD	78,433	10/27/2022	CBK	401	—	401
TWD	78,834	USD	78,693	10/27/2022	CBK	141	—	141
TWD	157,669	USD	156,873	10/27/2022	CBK	796	—	796
TWD	157,669	USD	157,540	10/27/2022	CBK	129	—	129
TWD	157,669	USD	157,521	10/27/2022	CBK	148	—	148
TWD	157,669	USD	157,530	10/27/2022	CBK	139	—	139
TWD	157,669	USD	157,367	10/27/2022	CBK	302	—	302
TWD	236,503	USD	235,679	10/27/2022	CBK	824	—	824
TWD	236,503	USD	235,296	10/27/2022	CBK	1,207	—	1,207
TWD	236,503	USD	236,310	10/27/2022	CBK	193	—	193
TWD	236,503	USD	236,079	10/27/2022	CBK	424	—	424
TWD	236,503	USD	236,035	10/27/2022	CBK	468	—	468
TWD	236,503	USD	236,001	10/27/2022	CBK	502	—	502
TWD	246,855	USD	245,994	10/27/2022	CBK	861	—	861
TWD	315,337	USD	313,929	10/27/2022	CBK	1,408	—	1,408
TWD	315,337	USD	314,228	10/27/2022	CBK	1,109	—	1,109
TWD	394,172	USD	395,056	10/27/2022	CBK	—	(884)	(884)
TWD	394,172	USD	392,114	10/27/2022	CBK	2,058	—	2,058
TWD	394,172	USD	391,763	10/27/2022	CBK	2,409	—	2,409

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
TWD	394,172	USD	391,865	10/27/2022	CBK	$2,307	$—	$2,307
TWD	473,006	USD	473,231	10/27/2022	CBK	—	(225)	(225)
TWD	473,006	USD	470,846	10/27/2022	CBK	2,160	—	2,160
TWD	551,840	USD	552,451	10/27/2022	CBK	—	(611)	(611)
TWD	1,340,184	USD	1,333,421	10/27/2022	CBK	6,763	—	6,763
TWD	1,419,018	USD	1,411,251	10/27/2022	CBK	7,767	—	7,767
TWD	1,497,853	USD	1,489,869	10/27/2022	CBK	7,984	—	7,984
TWD	1,497,853	USD	1,489,547	10/27/2022	CBK	8,306	—	8,306
TWD	1,655,521	USD	1,662,755	10/27/2022	CBK	—	(7,234)	(7,234)
TWD	1,734,356	USD	1,741,234	10/27/2022	CBK	—	(6,878)	(6,878)
TWD	2,197,010	USD	2,188,574	10/27/2022	CBK	8,436	—	8,436
USD	109,935,145	TWD	106,584,034	10/27/2022	CBK	3,351,111	—	3,351,111
USD	5,397,858	INR	5,422,213	11/4/2022	CBK	—	(24,355)	(24,355)
USD	4,282,853	INR	4,288,756	11/4/2022	CBK	—	(5,903)	(5,903)
USD	2,551,093	INR	2,573,254	11/4/2022	CBK	—	(22,161)	(22,161)
USD	2,399,381	INR	2,420,084	11/4/2022	CBK	—	(20,703)	(20,703)
USD	1,549,662	INR	1,562,332	11/4/2022	CBK	—	(12,670)	(12,670)
USD	734,754	INR	735,215	11/4/2022	CBK	—	(461)	(461)
USD	672,667	INR	673,947	11/4/2022	CBK	—	(1,280)	(1,280)
USD	642,421	INR	643,313	11/4/2022	CBK	—	(892)	(892)
USD	611,959	INR	612,679	11/4/2022	CBK	—	(720)	(720)
USD	581,608	INR	582,045	11/4/2022	CBK	—	(437)	(437)
USD	581,623	INR	582,045	11/4/2022	CBK	—	(422)	(422)
USD	489,722	INR	490,144	11/4/2022	CBK	—	(422)	(422)
USD	459,149	INR	459,510	11/4/2022	CBK	—	(361)	(361)
USD	397,948	INR	398,242	11/4/2022	CBK	—	(294)	(294)
USD	397,929	INR	398,242	11/4/2022	CBK	—	(313)	(313)
USD	397,751	INR	398,242	11/4/2022	CBK	—	(491)	(491)
USD	367,197	INR	367,608	11/4/2022	CBK	—	(411)	(411)
USD	336,441	INR	336,974	11/4/2022	CBK	—	(533)	(533)
USD	244,725	INR	245,072	11/4/2022	CBK	—	(347)	(347)
USD	214,070	INR	214,438	11/4/2022	CBK	—	(368)	(368)
USD	91,821	INR	91,902	11/4/2022	CBK	—	(81)	(81)
USD	61,097	INR	61,268	11/4/2022	CBK	—	(171)	(171)
USD	61,066	INR	61,268	11/4/2022	CBK	—	(202)	(202)
USD	61,052	INR	61,268	11/4/2022	CBK	—	(216)	(216)
USD	61,092	INR	61,268	11/4/2022	CBK	—	(176)	(176)
USD	61,065	INR	61,268	11/4/2022	CBK	—	(203)	(203)
USD	61,094	INR	61,268	11/4/2022	CBK	—	(174)	(174)
USD	61,079	INR	61,268	11/4/2022	CBK	—	(189)	(189)
USD	30,520	INR	30,634	11/4/2022	CBK	—	(114)	(114)
USD	30,515	INR	30,634	11/4/2022	CBK	—	(119)	(119)
USD	30,533	INR	30,634	11/4/2022	CBK	—	(101)	(101)
USD	30,531	INR	30,634	11/4/2022	CBK	—	(103)	(103)
USD	30,534	INR	30,634	11/4/2022	CBK	—	(100)	(100)
USD	30,546	INR	30,634	11/4/2022	CBK	—	(88)	(88)
USD	30,550	INR	30,634	11/4/2022	CBK	—	(84)	(84)
USD	30,535	INR	30,634	11/4/2022	CBK	—	(99)	(99)
USD	2,231,901	TWD	2,208,791	11/7/2022	CBK	23,110	—	23,110
USD	956,438	TWD	946,625	11/7/2022	CBK	9,813	—	9,813
USD	314,506	TWD	315,542	11/7/2022	CBK	—	(1,036)	(1,036)
BRL	32,441	USD	33,775	10/4/2022	HUS	—	(1,334)	(1,334)
BRL	129,765	USD	135,928	10/4/2022	HUS	—	(6,163)	(6,163)
BRL	203,917	USD	212,175	10/4/2022	HUS	—	(8,258)	(8,258)
BRL	222,455	USD	230,579	10/4/2022	HUS	—	(8,124)	(8,124)
BRL	222,455	USD	231,107	10/4/2022	HUS	—	(8,652)	(8,652)
BRL	240,993	USD	250,573	10/4/2022	HUS	—	(9,580)	(9,580)
BRL	240,993	USD	250,893	10/4/2022	HUS	—	(9,900)	(9,900)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	259,531	USD	269,776	10/4/2022	HUS	$—	$(10,245)	$(10,245)
BRL	278,069	USD	289,118	10/4/2022	HUS	—	(11,049)	(11,049)
BRL	278,069	USD	288,473	10/4/2022	HUS	—	(10,404)	(10,404)
BRL	296,607	USD	307,539	10/4/2022	HUS	—	(10,932)	(10,932)
BRL	333,682	USD	346,587	10/4/2022	HUS	—	(12,905)	(12,905)
BRL	333,682	USD	346,413	10/4/2022	HUS	—	(12,731)	(12,731)
BRL	333,682	USD	347,443	10/4/2022	HUS	—	(13,761)	(13,761)
BRL	333,682	USD	347,168	10/4/2022	HUS	—	(13,486)	(13,486)
BRL	352,220	USD	365,947	10/4/2022	HUS	—	(13,727)	(13,727)
BRL	352,220	USD	366,109	10/4/2022	HUS	—	(13,889)	(13,889)
BRL	389,296	USD	403,838	10/4/2022	HUS	—	(14,542)	(14,542)
BRL	389,296	USD	403,722	10/4/2022	HUS	—	(14,426)	(14,426)
BRL	389,296	USD	403,916	10/4/2022	HUS	—	(14,620)	(14,620)
BRL	407,834	USD	423,729	10/4/2022	HUS	—	(15,895)	(15,895)
BRL	407,834	USD	423,113	10/4/2022	HUS	—	(15,279)	(15,279)
BRL	407,834	USD	423,508	10/4/2022	HUS	—	(15,674)	(15,674)
BRL	407,834	USD	423,264	10/4/2022	HUS	—	(15,430)	(15,430)
BRL	426,372	USD	441,962	10/4/2022	HUS	—	(15,590)	(15,590)
BRL	441,202	USD	459,658	10/4/2022	HUS	—	(18,456)	(18,456)
BRL	444,910	USD	462,999	10/4/2022	HUS	—	(18,089)	(18,089)
BRL	444,910	USD	462,677	10/4/2022	HUS	—	(17,767)	(17,767)
BRL	500,524	USD	518,882	10/4/2022	HUS	—	(18,358)	(18,358)
BRL	519,062	USD	538,203	10/4/2022	HUS	—	(19,141)	(19,141)
BRL	574,675	USD	596,900	10/4/2022	HUS	—	(22,225)	(22,225)
BRL	583,909	USD	608,379	10/4/2022	HUS	—	(24,470)	(24,470)
BRL	595,587	USD	620,487	10/4/2022	HUS	—	(24,900)	(24,900)
BRL	621,947	USD	658,820	10/4/2022	HUS	—	(36,873)	(36,873)
BRL	621,947	USD	659,603	10/4/2022	HUS	—	(37,656)	(37,656)
BRL	621,947	USD	659,767	10/4/2022	HUS	—	(37,820)	(37,820)
BRL	621,947	USD	658,952	10/4/2022	HUS	—	(37,005)	(37,005)
BRL	639,558	USD	667,847	10/4/2022	HUS	—	(28,289)	(28,289)
BRL	639,558	USD	667,359	10/4/2022	HUS	—	(27,801)	(27,801)
BRL	651,724	USD	688,388	10/4/2022	HUS	—	(36,664)	(36,664)
BRL	719,271	USD	761,387	10/4/2022	HUS	—	(42,116)	(42,116)
BRL	727,613	USD	772,622	10/4/2022	HUS	—	(45,009)	(45,009)
BRL	730,394	USD	776,741	10/4/2022	HUS	—	(46,347)	(46,347)
BRL	912,065	USD	950,682	10/4/2022	HUS	—	(38,617)	(38,617)
BRL	950,068	USD	998,852	10/4/2022	HUS	—	(48,784)	(48,784)
BRL	1,100,668	USD	1,146,683	10/4/2022	HUS	—	(46,015)	(46,015)
BRL	1,104,860	USD	1,174,035	10/4/2022	HUS	—	(69,175)	(69,175)
BRL	1,130,813	USD	1,185,113	10/4/2022	HUS	—	(54,300)	(54,300)
BRL	1,130,813	USD	1,185,410	10/4/2022	HUS	—	(54,597)	(54,597)
BRL	1,130,813	USD	1,185,518	10/4/2022	HUS	—	(54,705)	(54,705)
BRL	1,130,813	USD	1,184,533	10/4/2022	HUS	—	(53,720)	(53,720)
BRL	1,390,344	USD	1,452,447	10/4/2022	HUS	—	(62,103)	(62,103)
BRL	1,429,475	USD	1,513,703	10/4/2022	HUS	—	(84,228)	(84,228)
BRL	1,476,343	USD	1,563,194	10/4/2022	HUS	—	(86,851)	(86,851)
BRL	1,483,033	USD	1,559,478	10/4/2022	HUS	—	(76,445)	(76,445)
BRL	1,575,723	USD	1,662,423	10/4/2022	HUS	—	(86,700)	(86,700)
BRL	1,617,433	USD	1,713,502	10/4/2022	HUS	—	(96,069)	(96,069)
BRL	1,626,702	USD	1,726,319	10/4/2022	HUS	—	(99,617)	(99,617)
BRL	1,665,516	USD	1,760,893	10/4/2022	HUS	—	(95,377)	(95,377)
BRL	1,835,254	USD	1,930,389	10/4/2022	HUS	—	(95,135)	(95,135)
BRL	2,243,088	USD	2,348,038	10/4/2022	HUS	—	(104,950)	(104,950)
BRL	2,312,605	USD	2,425,085	10/4/2022	HUS	—	(112,480)	(112,480)
BRL	2,317,239	USD	2,390,148	10/4/2022	HUS	—	(72,909)	(72,909)
BRL	2,817,763	USD	2,960,251	10/4/2022	HUS	—	(142,488)	(142,488)
BRL	3,156,080	USD	3,284,251	10/4/2022	HUS	—	(128,171)	(128,171)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	3,410,976	USD	3,604,520	10/4/2022	HUS	$—	$(193,544)	$(193,544)
BRL	3,522,204	USD	3,720,523	10/4/2022	HUS	—	(198,319)	(198,319)
BRL	9,110,061	USD	9,330,190	10/4/2022	HUS	—	(220,129)	(220,129)
BRL	9,110,061	USD	9,355,145	10/4/2022	HUS	—	(245,084)	(245,084)
BRL	9,268,957	USD	9,557,360	10/4/2022	HUS	—	(288,403)	(288,403)
BRL	9,268,957	USD	9,550,569	10/4/2022	HUS	—	(281,612)	(281,612)
BRL	21,256,809	USD	21,866,427	10/4/2022	HUS	—	(609,618)	(609,618)
BRL	24,293,496	USD	25,062,705	10/4/2022	HUS	—	(769,209)	(769,209)
USD	22,337,313	BRL	21,494,894	10/4/2022	HUS	842,419	—	842,419
USD	11,172,036	BRL	10,747,447	10/4/2022	HUS	424,589	—	424,589
USD	8,562,401	BRL	8,434,751	10/4/2022	HUS	127,650	—	127,650
USD	7,989,681	BRL	7,693,235	10/4/2022	HUS	296,446	—	296,446
USD	6,932,460	BRL	6,625,686	10/4/2022	HUS	306,774	—	306,774
USD	4,473,116	BRL	4,298,979	10/4/2022	HUS	174,137	—	174,137
USD	4,345,000	BRL	4,263,720	10/4/2022	HUS	81,280	—	81,280
USD	4,246,990	BRL	4,171,031	10/4/2022	HUS	75,959	—	75,959
USD	3,925,587	BRL	3,855,886	10/4/2022	HUS	69,701	—	69,701
USD	3,828,469	BRL	3,726,121	10/4/2022	HUS	102,348	—	102,348
USD	3,464,308	BRL	3,312,843	10/4/2022	HUS	151,465	—	151,465
USD	3,376,109	BRL	3,220,301	10/4/2022	HUS	155,808	—	155,808
USD	3,279,932	BRL	3,180,361	10/4/2022	HUS	99,571	—	99,571
USD	1,985,149	BRL	1,927,943	10/4/2022	HUS	57,206	—	57,206
USD	1,922,280	BRL	1,867,056	10/4/2022	HUS	55,224	—	55,224
USD	1,824,793	BRL	1,776,550	10/4/2022	HUS	48,243	—	48,243
USD	1,811,174	BRL	1,767,281	10/4/2022	HUS	43,893	—	43,893
USD	1,659,404	BRL	1,611,892	10/4/2022	HUS	47,512	—	47,512
USD	1,639,429	BRL	1,583,907	10/4/2022	HUS	55,522	—	55,522
USD	1,438,714	BRL	1,389,392	10/4/2022	HUS	49,322	—	49,322
USD	1,436,170	BRL	1,389,392	10/4/2022	HUS	46,778	—	46,778
USD	1,413,337	BRL	1,377,985	10/4/2022	HUS	35,352	—	35,352
USD	1,413,252	BRL	1,377,985	10/4/2022	HUS	35,267	—	35,267
USD	1,378,181	BRL	1,333,816	10/4/2022	HUS	44,365	—	44,365
USD	1,367,807	BRL	1,316,192	10/4/2022	HUS	51,615	—	51,615
USD	1,344,073	BRL	1,302,799	10/4/2022	HUS	41,274	—	41,274
USD	1,320,340	BRL	1,278,241	10/4/2022	HUS	42,099	—	42,099
USD	1,303,643	BRL	1,264,481	10/4/2022	HUS	39,162	—	39,162
USD	1,263,575	BRL	1,222,665	10/4/2022	HUS	40,910	—	40,910
USD	1,215,965	BRL	1,186,427	10/4/2022	HUS	29,538	—	29,538
USD	1,216,948	BRL	1,186,427	10/4/2022	HUS	30,521	—	30,521
USD	1,217,006	BRL	1,186,427	10/4/2022	HUS	30,579	—	30,579
USD	1,204,744	BRL	1,168,687	10/4/2022	HUS	36,057	—	36,057
USD	1,171,222	BRL	1,140,082	10/4/2022	HUS	31,140	—	31,140
USD	1,126,182	BRL	1,092,052	10/4/2022	HUS	34,130	—	34,130
USD	1,033,086	BRL	1,000,362	10/4/2022	HUS	32,724	—	32,724
USD	999,594	BRL	976,199	10/4/2022	HUS	23,395	—	23,395
USD	1,006,553	BRL	972,574	10/4/2022	HUS	33,979	—	33,979
USD	957,008	BRL	933,075	10/4/2022	HUS	23,933	—	23,933
USD	887,744	BRL	865,103	10/4/2022	HUS	22,641	—	22,641
USD	889,939	BRL	861,423	10/4/2022	HUS	28,516	—	28,516
USD	879,759	BRL	859,055	10/4/2022	HUS	20,704	—	20,704
USD	727,106	BRL	704,441	10/4/2022	HUS	22,665	—	22,665
USD	717,862	BRL	694,696	10/4/2022	HUS	23,166	—	23,166
USD	669,895	BRL	648,827	10/4/2022	HUS	21,068	—	21,068
USD	661,658	BRL	639,120	10/4/2022	HUS	22,538	—	22,538
USD	631,350	BRL	611,333	10/4/2022	HUS	20,017	—	20,017
USD	611,469	BRL	593,213	10/4/2022	HUS	18,256	—	18,256
USD	575,576	BRL	555,757	10/4/2022	HUS	19,819	—	19,819
USD	510,252	BRL	500,524	10/4/2022	HUS	9,728	—	9,728

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	509,300	BRL	500,524	10/4/2022	HUS	$8,776	$—	$8,776
USD	515,947	BRL	500,524	10/4/2022	HUS	15,423	—	15,423
USD	479,141	BRL	463,448	10/4/2022	HUS	15,693	—	15,693
USD	453,044	BRL	444,910	10/4/2022	HUS	8,134	—	8,134
USD	452,446	BRL	444,910	10/4/2022	HUS	7,536	—	7,536
USD	452,248	BRL	444,910	10/4/2022	HUS	7,338	—	7,338
USD	434,233	BRL	426,372	10/4/2022	HUS	7,861	—	7,861
USD	434,939	BRL	426,372	10/4/2022	HUS	8,567	—	8,567
USD	439,502	BRL	426,372	10/4/2022	HUS	13,130	—	13,130
USD	401,384	BRL	389,296	10/4/2022	HUS	12,088	—	12,088
USD	378,159	BRL	370,758	10/4/2022	HUS	7,401	—	7,401
USD	378,215	BRL	370,758	10/4/2022	HUS	7,457	—	7,457
USD	377,936	BRL	370,758	10/4/2022	HUS	7,178	—	7,178
USD	378,757	BRL	370,758	10/4/2022	HUS	7,999	—	7,999
USD	382,561	BRL	370,758	10/4/2022	HUS	11,803	—	11,803
USD	358,018	BRL	352,220	10/4/2022	HUS	5,798	—	5,798
USD	357,526	BRL	352,220	10/4/2022	HUS	5,306	—	5,306
USD	365,391	BRL	352,220	10/4/2022	HUS	13,171	—	13,171
USD	362,794	BRL	352,220	10/4/2022	HUS	10,574	—	10,574
USD	339,008	BRL	333,682	10/4/2022	HUS	5,326	—	5,326
USD	344,210	BRL	333,682	10/4/2022	HUS	10,528	—	10,528
USD	319,928	BRL	315,145	10/4/2022	HUS	4,783	—	4,783
USD	321,240	BRL	315,145	10/4/2022	HUS	6,095	—	6,095
USD	320,513	BRL	315,145	10/4/2022	HUS	5,368	—	5,368
USD	306,945	BRL	296,607	10/4/2022	HUS	10,338	—	10,338
USD	301,156	BRL	296,607	10/4/2022	HUS	4,549	—	4,549
USD	301,296	BRL	296,607	10/4/2022	HUS	4,689	—	4,689
USD	282,301	BRL	278,069	10/4/2022	HUS	4,232	—	4,232
USD	263,450	BRL	259,531	10/4/2022	HUS	3,919	—	3,919
USD	245,686	BRL	240,993	10/4/2022	HUS	4,693	—	4,693
USD	244,522	BRL	240,993	10/4/2022	HUS	3,529	—	3,529
USD	245,003	BRL	240,993	10/4/2022	HUS	4,010	—	4,010
USD	248,614	BRL	240,993	10/4/2022	HUS	7,621	—	7,621
USD	207,665	BRL	203,917	10/4/2022	HUS	3,748	—	3,748
USD	208,274	BRL	203,917	10/4/2022	HUS	4,357	—	4,357
USD	206,957	BRL	203,917	10/4/2022	HUS	3,040	—	3,040
USD	207,176	BRL	203,917	10/4/2022	HUS	3,259	—	3,259
USD	209,817	BRL	203,917	10/4/2022	HUS	5,900	—	5,900
USD	188,271	BRL	185,379	10/4/2022	HUS	2,892	—	2,892
USD	169,297	BRL	166,841	10/4/2022	HUS	2,456	—	2,456
USD	169,562	BRL	166,841	10/4/2022	HUS	2,721	—	2,721
USD	172,305	BRL	166,841	10/4/2022	HUS	5,464	—	5,464
USD	153,433	BRL	148,303	10/4/2022	HUS	5,130	—	5,130
USD	153,242	BRL	148,303	10/4/2022	HUS	4,939	—	4,939
USD	134,504	BRL	129,765	10/4/2022	HUS	4,739	—	4,739
USD	133,945	BRL	129,765	10/4/2022	HUS	4,180	—	4,180
USD	134,187	BRL	129,765	10/4/2022	HUS	4,422	—	4,422
USD	134,171	BRL	129,765	10/4/2022	HUS	4,406	—	4,406
USD	115,144	BRL	111,228	10/4/2022	HUS	3,916	—	3,916
USD	115,128	BRL	111,228	10/4/2022	HUS	3,900	—	3,900
USD	76,583	BRL	74,152	10/4/2022	HUS	2,431	—	2,431
USD	76,417	BRL	74,152	10/4/2022	HUS	2,265	—	2,265
USD	76,920	BRL	74,152	10/4/2022	HUS	2,768	—	2,768
USD	57,386	BRL	55,614	10/4/2022	HUS	1,772	—	1,772
USD	57,266	BRL	55,614	10/4/2022	HUS	1,652	—	1,652
USD	57,293	BRL	55,614	10/4/2022	HUS	1,679	—	1,679
USD	57,474	BRL	55,614	10/4/2022	HUS	1,860	—	1,860
USD	57,535	BRL	55,614	10/4/2022	HUS	1,921	—	1,921

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	57,607	BRL	55,614	10/4/2022	HUS	$1,993	$—	$1,993
USD	57,666	BRL	55,614	10/4/2022	HUS	2,052	—	2,052
USD	57,589	BRL	55,614	10/4/2022	HUS	1,975	—	1,975
USD	57,583	BRL	55,614	10/4/2022	HUS	1,969	—	1,969
USD	57,417	BRL	55,614	10/4/2022	HUS	1,803	—	1,803
USD	57,503	BRL	55,614	10/4/2022	HUS	1,889	—	1,889
USD	57,402	BRL	55,614	10/4/2022	HUS	1,788	—	1,788
USD	57,381	BRL	55,614	10/4/2022	HUS	1,767	—	1,767
USD	57,414	BRL	55,614	10/4/2022	HUS	1,800	—	1,800
USD	57,500	BRL	55,614	10/4/2022	HUS	1,886	—	1,886
USD	38,226	BRL	37,076	10/4/2022	HUS	1,150	—	1,150
USD	38,187	BRL	37,076	10/4/2022	HUS	1,111	—	1,111
USD	38,272	BRL	37,076	10/4/2022	HUS	1,196	—	1,196
USD	38,270	BRL	37,076	10/4/2022	HUS	1,194	—	1,194
USD	38,322	BRL	37,076	10/4/2022	HUS	1,246	—	1,246
USD	38,409	BRL	37,076	10/4/2022	HUS	1,333	—	1,333
USD	38,390	BRL	37,076	10/4/2022	HUS	1,314	—	1,314
USD	38,223	BRL	37,076	10/4/2022	HUS	1,147	—	1,147
USD	38,245	BRL	37,076	10/4/2022	HUS	1,169	—	1,169
USD	19,163	BRL	18,538	10/4/2022	HUS	625	—	625
USD	19,183	BRL	18,538	10/4/2022	HUS	645	—	645
USD	19,197	BRL	18,538	10/4/2022	HUS	659	—	659
USD	19,058	BRL	18,538	10/4/2022	HUS	520	—	520
USD	19,039	BRL	18,538	10/4/2022	HUS	501	—	501
KRW	6,207	USD	6,404	10/5/2022	HUS	—	(197)	(197)
KRW	69,896	USD	71,905	10/5/2022	HUS	—	(2,009)	(2,009)
KRW	139,792	USD	143,903	10/5/2022	HUS	—	(4,111)	(4,111)
KRW	139,792	USD	143,913	10/5/2022	HUS	—	(4,121)	(4,121)
KRW	139,792	USD	143,955	10/5/2022	HUS	—	(4,163)	(4,163)
KRW	139,792	USD	143,872	10/5/2022	HUS	—	(4,080)	(4,080)
KRW	139,792	USD	143,965	10/5/2022	HUS	—	(4,173)	(4,173)
KRW	139,792	USD	143,903	10/5/2022	HUS	—	(4,111)	(4,111)
KRW	279,583	USD	287,889	10/5/2022	HUS	—	(8,306)	(8,306)
KRW	279,583	USD	287,702	10/5/2022	HUS	—	(8,119)	(8,119)
KRW	404,515	USD	417,320	10/5/2022	HUS	—	(12,805)	(12,805)
KRW	838,750	USD	865,257	10/5/2022	HUS	—	(26,507)	(26,507)
KRW	1,601,398	USD	1,652,187	10/5/2022	HUS	—	(50,789)	(50,789)
KRW	1,957,084	USD	2,009,153	10/5/2022	HUS	—	(52,069)	(52,069)
KRW	2,041,840	USD	2,106,339	10/5/2022	HUS	—	(64,499)	(64,499)
KRW	2,096,876	USD	2,152,348	10/5/2022	HUS	—	(55,472)	(55,472)
KRW	2,096,876	USD	2,156,273	10/5/2022	HUS	—	(59,397)	(59,397)
KRW	2,376,459	USD	2,446,910	10/5/2022	HUS	—	(70,451)	(70,451)
KRW	2,865,730	USD	2,942,211	10/5/2022	HUS	—	(76,481)	(76,481)
KRW	3,914,168	USD	4,023,226	10/5/2022	HUS	—	(109,058)	(109,058)
KRW	4,543,231	USD	4,687,489	10/5/2022	HUS	—	(144,258)	(144,258)
KRW	4,752,918	USD	4,911,875	10/5/2022	HUS	—	(158,957)	(158,957)
KRW	107,919,200	USD	110,802,449	10/5/2022	HUS	—	(2,883,249)	(2,883,249)
USD	81,179,551	KRW	74,753,617	10/5/2022	HUS	6,425,934	—	6,425,934
USD	69,539,942	KRW	64,129,447	10/5/2022	HUS	5,410,495	—	5,410,495
PHP	42,635	USD	42,378	10/12/2022	HUS	257	—	257
PHP	42,635	USD	42,349	10/12/2022	HUS	286	—	286
PHP	42,635	USD	42,383	10/12/2022	HUS	252	—	252
PHP	42,635	USD	42,369	10/12/2022	HUS	266	—	266
PHP	42,635	USD	43,642	10/12/2022	HUS	—	(1,007)	(1,007)
PHP	85,271	USD	84,766	10/12/2022	HUS	505	—	505
PHP	85,271	USD	84,714	10/12/2022	HUS	557	—	557
PHP	85,271	USD	84,779	10/12/2022	HUS	492	—	492
PHP	85,271	USD	84,791	10/12/2022	HUS	480	—	480

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PHP	85,271	USD	84,765	10/12/2022	HUS	$506	$—	$506
PHP	85,271	USD	84,816	10/12/2022	HUS	455	—	455
PHP	85,271	USD	84,786	10/12/2022	HUS	485	—	485
PHP	85,271	USD	84,700	10/12/2022	HUS	571	—	571
PHP	85,271	USD	84,780	10/12/2022	HUS	491	—	491
PHP	85,271	USD	84,777	10/12/2022	HUS	494	—	494
PHP	85,271	USD	87,291	10/12/2022	HUS	—	(2,020)	(2,020)
PHP	127,906	USD	127,142	10/12/2022	HUS	764	—	764
PHP	127,906	USD	127,203	10/12/2022	HUS	703	—	703
PHP	127,906	USD	127,150	10/12/2022	HUS	756	—	756
PHP	127,906	USD	127,166	10/12/2022	HUS	740	—	740
PHP	127,906	USD	130,970	10/12/2022	HUS	—	(3,064)	(3,064)
PHP	170,542	USD	169,521	10/12/2022	HUS	1,021	—	1,021
PHP	170,542	USD	169,577	10/12/2022	HUS	965	—	965
PHP	170,542	USD	169,469	10/12/2022	HUS	1,073	—	1,073
PHP	170,542	USD	169,565	10/12/2022	HUS	977	—	977
PHP	170,542	USD	169,425	10/12/2022	HUS	1,117	—	1,117
PHP	170,542	USD	169,406	10/12/2022	HUS	1,136	—	1,136
PHP	170,542	USD	169,565	10/12/2022	HUS	977	—	977
PHP	170,542	USD	169,620	10/12/2022	HUS	922	—	922
PHP	170,542	USD	169,440	10/12/2022	HUS	1,102	—	1,102
PHP	170,542	USD	169,514	10/12/2022	HUS	1,028	—	1,028
PHP	170,542	USD	169,428	10/12/2022	HUS	1,114	—	1,114
PHP	170,542	USD	169,452	10/12/2022	HUS	1,090	—	1,090
PHP	170,542	USD	169,572	10/12/2022	HUS	970	—	970
PHP	170,542	USD	169,557	10/12/2022	HUS	985	—	985
PHP	170,542	USD	174,578	10/12/2022	HUS	—	(4,036)	(4,036)
PHP	170,542	USD	174,578	10/12/2022	HUS	—	(4,036)	(4,036)
PHP	213,177	USD	211,879	10/12/2022	HUS	1,298	—	1,298
PHP	213,177	USD	211,933	10/12/2022	HUS	1,244	—	1,244
PHP	213,177	USD	211,979	10/12/2022	HUS	1,198	—	1,198
PHP	213,177	USD	211,992	10/12/2022	HUS	1,185	—	1,185
PHP	213,177	USD	211,943	10/12/2022	HUS	1,234	—	1,234
PHP	213,177	USD	211,955	10/12/2022	HUS	1,222	—	1,222
PHP	900,904	USD	902,778	10/12/2022	HUS	—	(1,874)	(1,874)
PHP	1,017,688	USD	1,019,735	10/12/2022	HUS	—	(2,047)	(2,047)
PHP	1,108,520	USD	1,110,655	10/12/2022	HUS	—	(2,135)	(2,135)
PHP	1,279,062	USD	1,281,208	10/12/2022	HUS	—	(2,146)	(2,146)
PHP	1,321,697	USD	1,325,829	10/12/2022	HUS	—	(4,132)	(4,132)
PHP	2,046,499	USD	2,053,887	10/12/2022	HUS	—	(7,388)	(7,388)
USD	3,553,281	PHP	3,410,831	10/12/2022	HUS	142,450	—	142,450
USD	1,067,122	PHP	1,023,249	10/12/2022	HUS	43,873	—	43,873
USD	932,123	PHP	895,343	10/12/2022	HUS	36,780	—	36,780
USD	800,846	PHP	767,437	10/12/2022	HUS	33,409	—	33,409
USD	711,693	PHP	682,166	10/12/2022	HUS	29,527	—	29,527
USD	667,030	PHP	639,531	10/12/2022	HUS	27,499	—	27,499
USD	663,386	PHP	639,531	10/12/2022	HUS	23,855	—	23,855
USD	578,117	PHP	554,260	10/12/2022	HUS	23,857	—	23,857
USD	577,922	PHP	554,260	10/12/2022	HUS	23,662	—	23,662
USD	575,894	PHP	554,260	10/12/2022	HUS	21,634	—	21,634
USD	534,026	PHP	511,625	10/12/2022	HUS	22,401	—	22,401
USD	489,324	PHP	468,989	10/12/2022	HUS	20,335	—	20,335
USD	489,585	PHP	468,989	10/12/2022	HUS	20,596	—	20,596
USD	489,376	PHP	468,989	10/12/2022	HUS	20,387	—	20,387
USD	489,803	PHP	468,989	10/12/2022	HUS	20,814	—	20,814
USD	309,505	PHP	298,448	10/12/2022	HUS	11,057	—	11,057
USD	265,742	PHP	255,812	10/12/2022	HUS	9,930	—	9,930
USD	221,875	PHP	213,177	10/12/2022	HUS	8,698	—	8,698

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	177,177	PHP	170,542	10/12/2022	HUS	$6,635	$—	$6,635
USD	133,210	PHP	127,906	10/12/2022	HUS	5,304	—	5,304
USD	133,286	PHP	127,906	10/12/2022	HUS	5,380	—	5,380
USD	88,859	PHP	85,271	10/12/2022	HUS	3,588	—	3,588
USD	88,538	PHP	85,271	10/12/2022	HUS	3,267	—	3,267
KRW	69,906	USD	71,182	10/14/2022	HUS	—	(1,276)	(1,276)
KRW	69,906	USD	71,110	10/14/2022	HUS	—	(1,204)	(1,204)
KRW	69,906	USD	71,120	10/14/2022	HUS	—	(1,214)	(1,214)
KRW	69,906	USD	71,122	10/14/2022	HUS	—	(1,216)	(1,216)
KRW	69,906	USD	71,144	10/14/2022	HUS	—	(1,238)	(1,238)
KRW	69,906	USD	71,045	10/14/2022	HUS	—	(1,139)	(1,139)
KRW	69,906	USD	71,136	10/14/2022	HUS	—	(1,230)	(1,230)
KRW	69,906	USD	69,446	10/14/2022	HUS	460	—	460
KRW	139,811	USD	142,238	10/14/2022	HUS	—	(2,427)	(2,427)
KRW	139,811	USD	142,403	10/14/2022	HUS	—	(2,592)	(2,592)
KRW	139,811	USD	142,212	10/14/2022	HUS	—	(2,401)	(2,401)
KRW	139,811	USD	142,170	10/14/2022	HUS	—	(2,359)	(2,359)
KRW	139,811	USD	142,127	10/14/2022	HUS	—	(2,316)	(2,316)
KRW	139,811	USD	142,209	10/14/2022	HUS	—	(2,398)	(2,398)
KRW	139,811	USD	142,225	10/14/2022	HUS	—	(2,414)	(2,414)
KRW	139,811	USD	142,047	10/14/2022	HUS	—	(2,236)	(2,236)
KRW	139,811	USD	142,038	10/14/2022	HUS	—	(2,227)	(2,227)
KRW	139,811	USD	142,302	10/14/2022	HUS	—	(2,491)	(2,491)
KRW	139,811	USD	139,028	10/14/2022	HUS	783	—	783
KRW	139,811	USD	138,985	10/14/2022	HUS	826	—	826
KRW	139,811	USD	138,897	10/14/2022	HUS	914	—	914
KRW	209,717	USD	208,170	10/14/2022	HUS	1,547	—	1,547
KRW	279,622	USD	278,032	10/14/2022	HUS	1,590	—	1,590
KRW	279,622	USD	277,945	10/14/2022	HUS	1,677	—	1,677
KRW	279,622	USD	277,674	10/14/2022	HUS	1,948	—	1,948
KRW	349,528	USD	349,733	10/14/2022	HUS	—	(205)	(205)
KRW	419,434	USD	419,751	10/14/2022	HUS	—	(317)	(317)
KRW	419,434	USD	419,769	10/14/2022	HUS	—	(335)	(335)
KRW	419,434	USD	420,059	10/14/2022	HUS	—	(625)	(625)
CNY	423,092	USD	432,258	10/14/2022	HUS	—	(9,166)	(9,166)
CNY	493,607	USD	501,440	10/14/2022	HUS	—	(7,833)	(7,833)
KRW	559,245	USD	560,175	10/14/2022	HUS	—	(930)	(930)
KRW	559,245	USD	560,259	10/14/2022	HUS	—	(1,014)	(1,014)
CNY	564,123	USD	576,270	10/14/2022	HUS	—	(12,147)	(12,147)
KRW	629,151	USD	629,701	10/14/2022	HUS	—	(550)	(550)
KRW	629,151	USD	629,957	10/14/2022	HUS	—	(806)	(806)
KRW	629,151	USD	629,587	10/14/2022	HUS	—	(436)	(436)
KRW	699,056	USD	698,992	10/14/2022	HUS	64	—	64
KRW	699,056	USD	700,167	10/14/2022	HUS	—	(1,111)	(1,111)
KRW	699,056	USD	699,681	10/14/2022	HUS	—	(625)	(625)
KRW	699,056	USD	699,594	10/14/2022	HUS	—	(538)	(538)
KRW	768,962	USD	769,474	10/14/2022	HUS	—	(512)	(512)
KRW	768,962	USD	770,163	10/14/2022	HUS	—	(1,201)	(1,201)
KRW	768,962	USD	769,764	10/14/2022	HUS	—	(802)	(802)
KRW	768,962	USD	770,265	10/14/2022	HUS	—	(1,303)	(1,303)
CNY	775,669	USD	791,914	10/14/2022	HUS	—	(16,245)	(16,245)
KRW	834,308	USD	834,028	10/14/2022	HUS	280	—	280
KRW	838,867	USD	839,824	10/14/2022	HUS	—	(957)	(957)
KRW	838,867	USD	840,349	10/14/2022	HUS	—	(1,482)	(1,482)
KRW	838,867	USD	840,206	10/14/2022	HUS	—	(1,339)	(1,339)
KRW	838,867	USD	840,183	10/14/2022	HUS	—	(1,316)	(1,316)
KRW	978,679	USD	973,779	10/14/2022	HUS	4,900	—	4,900
KRW	1,048,584	USD	1,042,622	10/14/2022	HUS	5,962	—	5,962

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KRW	1,112,411	USD	1,111,937	10/14/2022	HUS	$474	$—	$474
KRW	1,205,872	USD	1,205,417	10/14/2022	HUS	455	—	455
KRW	1,251,463	USD	1,250,807	10/14/2022	HUS	656	—	656
KRW	2,866,131	USD	2,870,954	10/14/2022	HUS	—	(4,823)	(4,823)
KRW	3,215,659	USD	3,209,012	10/14/2022	HUS	6,647	—	6,647
KRW	5,872,073	USD	5,874,614	10/14/2022	HUS	—	(2,541)	(2,541)
KRW	8,668,298	USD	8,682,836	10/14/2022	HUS	—	(14,538)	(14,538)
KRW	11,184,900	USD	11,251,833	10/14/2022	HUS	—	(66,933)	(66,933)
CNY	17,276,255	USD	17,434,000	10/14/2022	HUS	—	(157,745)	(157,745)
KRW	32,296,400	USD	32,308,144	10/14/2022	HUS	—	(11,744)	(11,744)
USD	35,634,946	KRW	33,554,701	10/14/2022	HUS	2,080,245	—	2,080,245
USD	10,189,526	CNY	9,872,146	10/14/2022	HUS	317,380	—	317,380
USD	6,835,321	KRW	6,641,035	10/14/2022	HUS	194,286	—	194,286
USD	6,902,321	KRW	6,431,318	10/14/2022	HUS	471,003	—	471,003
USD	4,769,958	KRW	4,613,771	10/14/2022	HUS	156,187	—	156,187
USD	3,347,515	KRW	3,145,517	10/14/2022	HUS	201,998	—	201,998
USD	3,172,227	KRW	2,979,964	10/14/2022	HUS	192,263	—	192,263
USD	2,820,702	KRW	2,648,857	10/14/2022	HUS	171,845	—	171,845
USD	2,818,352	KRW	2,648,857	10/14/2022	HUS	169,495	—	169,495
USD	2,718,140	KRW	2,551,992	10/14/2022	HUS	166,148	—	166,148
USD	2,642,539	KRW	2,483,303	10/14/2022	HUS	159,236	—	159,236
USD	2,466,546	KRW	2,317,749	10/14/2022	HUS	148,797	—	148,797
USD	2,466,680	KRW	2,317,749	10/14/2022	HUS	148,931	—	148,931
USD	2,290,831	KRW	2,152,196	10/14/2022	HUS	138,635	—	138,635
USD	2,114,015	KRW	1,986,642	10/14/2022	HUS	127,373	—	127,373
USD	2,113,511	KRW	1,984,883	10/14/2022	HUS	128,628	—	128,628
USD	1,937,876	KRW	1,821,089	10/14/2022	HUS	116,787	—	116,787
USD	1,722,529	CNY	1,692,368	10/14/2022	HUS	30,161	—	30,161
USD	1,702,428	KRW	1,607,829	10/14/2022	HUS	94,599	—	94,599
USD	1,687,269	KRW	1,584,528	10/14/2022	HUS	102,741	—	102,741
USD	1,664,519	KRW	1,563,426	10/14/2022	HUS	101,093	—	101,093
USD	1,531,485	CNY	1,480,822	10/14/2022	HUS	50,663	—	50,663
USD	1,537,484	KRW	1,443,163	10/14/2022	HUS	94,321	—	94,321
USD	1,408,471	KRW	1,322,899	10/14/2022	HUS	85,572	—	85,572
USD	794,966	CNY	775,669	10/14/2022	HUS	19,297	—	19,297
USD	583,204	CNY	564,123	10/14/2022	HUS	19,081	—	19,081
USD	507,013	CNY	493,607	10/14/2022	HUS	13,406	—	13,406
USD	509,818	CNY	493,607	10/14/2022	HUS	16,211	—	16,211
USD	510,463	CNY	493,607	10/14/2022	HUS	16,856	—	16,856
USD	505,956	CNY	493,607	10/14/2022	HUS	12,349	—	12,349
USD	437,715	CNY	423,092	10/14/2022	HUS	14,623	—	14,623
USD	433,527	CNY	423,092	10/14/2022	HUS	10,435	—	10,435
USD	364,496	CNY	352,577	10/14/2022	HUS	11,919	—	11,919
USD	291,184	CNY	282,061	10/14/2022	HUS	9,123	—	9,123
USD	292,068	CNY	282,061	10/14/2022	HUS	10,007	—	10,007
USD	288,559	CNY	282,061	10/14/2022	HUS	6,498	—	6,498
USD	217,376	CNY	211,546	10/14/2022	HUS	5,830	—	5,830
USD	217,413	CNY	211,546	10/14/2022	HUS	5,867	—	5,867
USD	145,117	CNY	141,031	10/14/2022	HUS	4,086	—	4,086
USD	144,824	CNY	141,031	10/14/2022	HUS	3,793	—	3,793
USD	146,124	CNY	141,031	10/14/2022	HUS	5,093	—	5,093
USD	144,991	CNY	141,031	10/14/2022	HUS	3,960	—	3,960
USD	144,210	CNY	141,031	10/14/2022	HUS	3,179	—	3,179
CLP	51,541	USD	55,818	10/20/2022	HUS	—	(4,277)	(4,277)
CLP	51,541	USD	55,588	10/20/2022	HUS	—	(4,047)	(4,047)
CLP	51,541	USD	56,109	10/20/2022	HUS	—	(4,568)	(4,568)
CLP	103,082	USD	113,183	10/20/2022	HUS	—	(10,101)	(10,101)
CLP	103,082	USD	113,199	10/20/2022	HUS	—	(10,117)	(10,117)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	103,082	USD	111,955	10/20/2022	HUS	$—	$(8,873)	$(8,873)
CLP	103,082	USD	111,911	10/20/2022	HUS	—	(8,829)	(8,829)
CLP	103,082	USD	111,680	10/20/2022	HUS	—	(8,598)	(8,598)
CLP	103,082	USD	111,931	10/20/2022	HUS	—	(8,849)	(8,849)
CLP	103,082	USD	112,323	10/20/2022	HUS	—	(9,241)	(9,241)
CLP	103,082	USD	112,367	10/20/2022	HUS	—	(9,285)	(9,285)
CLP	103,082	USD	112,831	10/20/2022	HUS	—	(9,749)	(9,749)
CLP	103,082	USD	112,631	10/20/2022	HUS	—	(9,549)	(9,549)
CLP	103,082	USD	111,813	10/20/2022	HUS	—	(8,731)	(8,731)
CLP	154,623	USD	169,576	10/20/2022	HUS	—	(14,953)	(14,953)
CLP	154,623	USD	167,957	10/20/2022	HUS	—	(13,334)	(13,334)
CLP	154,623	USD	167,566	10/20/2022	HUS	—	(12,943)	(12,943)
CLP	154,623	USD	167,514	10/20/2022	HUS	—	(12,891)	(12,891)
CLP	154,623	USD	167,553	10/20/2022	HUS	—	(12,930)	(12,930)
CLP	154,623	USD	168,377	10/20/2022	HUS	—	(13,754)	(13,754)
CLP	154,623	USD	168,194	10/20/2022	HUS	—	(13,571)	(13,571)
CLP	154,623	USD	169,878	10/20/2022	HUS	—	(15,255)	(15,255)
CLP	206,163	USD	219,450	10/20/2022	HUS	—	(13,287)	(13,287)
CLP	206,163	USD	222,645	10/20/2022	HUS	—	(16,482)	(16,482)
CLP	206,163	USD	223,042	10/20/2022	HUS	—	(16,879)	(16,879)
CLP	206,163	USD	222,635	10/20/2022	HUS	—	(16,472)	(16,472)
CLP	206,163	USD	224,441	10/20/2022	HUS	—	(18,278)	(18,278)
CLP	257,704	USD	278,383	10/20/2022	HUS	—	(20,679)	(20,679)
CLP	257,704	USD	277,411	10/20/2022	HUS	—	(19,707)	(19,707)
CLP	309,245	USD	327,894	10/20/2022	HUS	—	(18,649)	(18,649)
CLP	309,245	USD	321,123	10/20/2022	HUS	—	(11,878)	(11,878)
CLP	309,245	USD	334,982	10/20/2022	HUS	—	(25,737)	(25,737)
CLP	346,469	USD	379,291	10/20/2022	HUS	—	(32,822)	(32,822)
CLP	346,469	USD	379,455	10/20/2022	HUS	—	(32,986)	(32,986)
CLP	348,154	USD	381,085	10/20/2022	HUS	—	(32,931)	(32,931)
CLP	360,786	USD	381,450	10/20/2022	HUS	—	(20,664)	(20,664)
CLP	360,786	USD	392,438	10/20/2022	HUS	—	(31,652)	(31,652)
CLP	360,786	USD	390,298	10/20/2022	HUS	—	(29,512)	(29,512)
CLP	360,786	USD	393,099	10/20/2022	HUS	—	(32,313)	(32,313)
CLP	412,327	USD	445,186	10/20/2022	HUS	—	(32,859)	(32,859)
CLP	412,327	USD	445,390	10/20/2022	HUS	—	(33,063)	(33,063)
CLP	412,327	USD	445,405	10/20/2022	HUS	—	(33,078)	(33,078)
CLP	412,327	USD	448,697	10/20/2022	HUS	—	(36,370)	(36,370)
CLP	463,868	USD	491,132	10/20/2022	HUS	—	(27,264)	(27,264)
CLP	463,868	USD	501,186	10/20/2022	HUS	—	(37,318)	(37,318)
CLP	463,868	USD	499,096	10/20/2022	HUS	—	(35,228)	(35,228)
CLP	463,868	USD	499,717	10/20/2022	HUS	—	(35,849)	(35,849)
CLP	463,868	USD	503,480	10/20/2022	HUS	—	(39,612)	(39,612)
CLP	492,421	USD	527,571	10/20/2022	HUS	—	(35,150)	(35,150)
CLP	515,409	USD	546,694	10/20/2022	HUS	—	(31,285)	(31,285)
CLP	515,409	USD	554,336	10/20/2022	HUS	—	(38,927)	(38,927)
CLP	515,409	USD	549,396	10/20/2022	HUS	—	(33,987)	(33,987)
CLP	515,409	USD	550,837	10/20/2022	HUS	—	(35,428)	(35,428)
CLP	562,402	USD	615,385	10/20/2022	HUS	—	(52,983)	(52,983)
CLP	566,950	USD	609,817	10/20/2022	HUS	—	(42,867)	(42,867)
CLP	566,950	USD	605,974	10/20/2022	HUS	—	(39,024)	(39,024)
CLP	566,950	USD	610,714	10/20/2022	HUS	—	(43,764)	(43,764)
CLP	618,491	USD	648,096	10/20/2022	HUS	—	(29,605)	(29,605)
CLP	644,261	USD	706,870	10/20/2022	HUS	—	(62,609)	(62,609)
CLP	644,261	USD	708,191	10/20/2022	HUS	—	(63,930)	(63,930)
CLP	644,261	USD	707,839	10/20/2022	HUS	—	(63,578)	(63,578)
CLP	644,261	USD	708,665	10/20/2022	HUS	—	(64,404)	(64,404)
CLP	649,415	USD	705,400	10/20/2022	HUS	—	(55,985)	(55,985)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
CLP	649,415	USD	704,611	10/20/2022	HUS	$—	$(55,196)	$(55,196)
CLP	649,415	USD	705,621	10/20/2022	HUS	—	(56,206)	(56,206)
CLP	649,415	USD	704,367	10/20/2022	HUS	—	(54,952)	(54,952)
CLP	649,415	USD	705,203	10/20/2022	HUS	—	(55,788)	(55,788)
CLP	670,031	USD	712,125	10/20/2022	HUS	—	(42,094)	(42,094)
CLP	670,031	USD	714,843	10/20/2022	HUS	—	(44,812)	(44,812)
CLP	670,031	USD	714,764	10/20/2022	HUS	—	(44,733)	(44,733)
CLP	670,031	USD	721,364	10/20/2022	HUS	—	(51,333)	(51,333)
CLP	691,750	USD	755,785	10/20/2022	HUS	—	(64,035)	(64,035)
CLP	721,572	USD	776,130	10/20/2022	HUS	—	(54,558)	(54,558)
CLP	721,572	USD	769,746	10/20/2022	HUS	—	(48,174)	(48,174)
CLP	721,572	USD	769,332	10/20/2022	HUS	—	(47,760)	(47,760)
CLP	721,572	USD	776,113	10/20/2022	HUS	—	(54,541)	(54,541)
CLP	721,572	USD	771,282	10/20/2022	HUS	—	(49,710)	(49,710)
CLP	755,933	USD	828,159	10/20/2022	HUS	—	(72,226)	(72,226)
CLP	773,113	USD	824,765	10/20/2022	HUS	—	(51,652)	(51,652)
CLP	824,654	USD	863,427	10/20/2022	HUS	—	(38,773)	(38,773)
CLP	824,654	USD	881,222	10/20/2022	HUS	—	(56,568)	(56,568)
CLP	927,736	USD	999,745	10/20/2022	HUS	—	(72,009)	(72,009)
CLP	962,096	USD	1,050,298	10/20/2022	HUS	—	(88,202)	(88,202)
CLP	974,738	USD	1,064,230	10/20/2022	HUS	—	(89,492)	(89,492)
CLP	1,030,818	USD	1,079,867	10/20/2022	HUS	—	(49,049)	(49,049)
CLP	1,065,809	USD	1,156,060	10/20/2022	HUS	—	(90,251)	(90,251)
CLP	1,117,929	USD	1,198,303	10/20/2022	HUS	—	(80,374)	(80,374)
CLP	1,133,899	USD	1,228,707	10/20/2022	HUS	—	(94,808)	(94,808)
CLP	1,196,894	USD	1,310,428	10/20/2022	HUS	—	(113,534)	(113,534)
CLP	1,224,398	USD	1,311,870	10/20/2022	HUS	—	(87,472)	(87,472)
CLP	1,288,522	USD	1,395,245	10/20/2022	HUS	—	(106,723)	(106,723)
CLP	1,305,072	USD	1,414,571	10/20/2022	HUS	—	(109,499)	(109,499)
CLP	2,834,748	USD	3,089,853	10/20/2022	HUS	—	(255,105)	(255,105)
USD	45,940,454	CLP	48,242,263	10/20/2022	HUS	—	(2,301,809)	(2,301,809)
USD	46,517,053	KRW	44,604,467	10/20/2022	HUS	1,912,586	—	1,912,586
USD	40,683,105	EUR	39,811,103	10/20/2022	HUS	872,002	—	872,002
USD	32,008,347	HKD	32,005,108	10/20/2022	HUS	3,239	—	3,239
USD	32,942,724	KRW	31,819,951	10/20/2022	HUS	1,122,773	—	1,122,773
USD	2,345,538	CLP	2,283,657	10/20/2022	HUS	61,881	—	61,881
USD	1,531,906	CLP	1,520,456	10/20/2022	HUS	11,450	—	11,450
USD	1,534,209	CLP	1,520,456	10/20/2022	HUS	13,753	—	13,753
USD	1,303,835	CLP	1,288,522	10/20/2022	HUS	15,313	—	15,313
USD	1,302,643	CLP	1,288,522	10/20/2022	HUS	14,121	—	14,121
USD	618,680	CLP	602,632	10/20/2022	HUS	16,048	—	16,048
CNY	30,047,594	USD	30,155,449	10/21/2022	HUS	—	(107,855)	(107,855)
USD	30,928,284	CNY	30,047,594	10/21/2022	HUS	880,690	—	880,690
PHP	42,623	USD	42,275	10/26/2022	HUS	348	—	348
PHP	85,246	USD	84,364	10/26/2022	HUS	882	—	882
PHP	85,246	USD	84,528	10/26/2022	HUS	718	—	718
PHP	85,246	USD	84,607	10/26/2022	HUS	639	—	639
PHP	85,246	USD	84,580	10/26/2022	HUS	666	—	666
PHP	85,246	USD	84,603	10/26/2022	HUS	643	—	643
PHP	85,246	USD	84,615	10/26/2022	HUS	631	—	631
PHP	127,869	USD	126,919	10/26/2022	HUS	950	—	950
PHP	127,869	USD	126,873	10/26/2022	HUS	996	—	996
PHP	127,869	USD	126,958	10/26/2022	HUS	911	—	911
PHP	127,869	USD	126,877	10/26/2022	HUS	992	—	992
PHP	170,492	USD	169,078	10/26/2022	HUS	1,414	—	1,414
PHP	170,492	USD	169,215	10/26/2022	HUS	1,277	—	1,277
PHP	170,492	USD	169,134	10/26/2022	HUS	1,358	—	1,358
PHP	170,492	USD	169,202	10/26/2022	HUS	1,290	—	1,290

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PHP	170,492	USD	169,194	10/26/2022	HUS	$1,298	$—	$1,298
PHP	213,114	USD	211,327	10/26/2022	HUS	1,787	—	1,787
PHP	213,114	USD	211,505	10/26/2022	HUS	1,609	—	1,609
PHP	213,114	USD	211,492	10/26/2022	HUS	1,622	—	1,622
PHP	255,737	USD	253,622	10/26/2022	HUS	2,115	—	2,115
PHP	426,229	USD	423,104	10/26/2022	HUS	3,125	—	3,125
PHP	1,321,309	USD	1,311,658	10/26/2022	HUS	9,651	—	9,651
PHP	2,940,979	USD	2,904,774	10/26/2022	HUS	36,205	—	36,205
USD	58,734,252	PHP	57,072,042	10/26/2022	HUS	1,662,210	—	1,662,210
USD	5,805,707	COP	5,313,255	10/26/2022	HUS	492,452	—	492,452
USD	1,335,953	PHP	1,321,309	10/26/2022	HUS	14,644	—	14,644
USD	1,101,231	COP	1,079,930	10/26/2022	HUS	21,301	—	21,301
USD	1,102,857	COP	1,079,930	10/26/2022	HUS	22,927	—	22,927
USD	1,053,569	COP	1,015,134	10/26/2022	HUS	38,435	—	38,435
USD	1,053,796	COP	1,015,134	10/26/2022	HUS	38,662	—	38,662
USD	818,867	PHP	809,835	10/26/2022	HUS	9,032	—	9,032
USD	781,874	PHP	767,212	10/26/2022	HUS	14,662	—	14,662
USD	651,592	PHP	639,343	10/26/2022	HUS	12,249	—	12,249
USD	653,355	PHP	639,343	10/26/2022	HUS	14,012	—	14,012
USD	609,630	PHP	596,720	10/26/2022	HUS	12,910	—	12,910
USD	566,203	PHP	554,098	10/26/2022	HUS	12,105	—	12,105
USD	524,684	PHP	511,475	10/26/2022	HUS	13,209	—	13,209
USD	306,185	PHP	298,360	10/26/2022	HUS	7,825	—	7,825
USD	43,576	PHP	42,623	10/26/2022	HUS	953	—	953
BRL	55,212	USD	57,409	11/3/2022	HUS	—	(2,197)	(2,197)
BRL	55,212	USD	57,409	11/3/2022	HUS	—	(2,197)	(2,197)
BRL	55,212	USD	57,488	11/3/2022	HUS	—	(2,276)	(2,276)
BRL	55,212	USD	57,488	11/3/2022	HUS	—	(2,276)	(2,276)
BRL	55,212	USD	57,474	11/3/2022	HUS	—	(2,262)	(2,262)
BRL	55,212	USD	57,427	11/3/2022	HUS	—	(2,215)	(2,215)
BRL	55,212	USD	57,481	11/3/2022	HUS	—	(2,269)	(2,269)
BRL	73,616	USD	76,562	11/3/2022	HUS	—	(2,946)	(2,946)
BRL	73,616	USD	76,724	11/3/2022	HUS	—	(3,108)	(3,108)
BRL	73,616	USD	76,663	11/3/2022	HUS	—	(3,047)	(3,047)
BRL	73,616	USD	76,507	11/3/2022	HUS	—	(2,891)	(2,891)
BRL	73,616	USD	76,630	11/3/2022	HUS	—	(3,014)	(3,014)
BRL	73,616	USD	76,677	11/3/2022	HUS	—	(3,061)	(3,061)
BRL	73,616	USD	76,649	11/3/2022	HUS	—	(3,033)	(3,033)
BRL	73,616	USD	76,678	11/3/2022	HUS	—	(3,062)	(3,062)
BRL	73,616	USD	76,534	11/3/2022	HUS	—	(2,918)	(2,918)
BRL	73,616	USD	76,599	11/3/2022	HUS	—	(2,983)	(2,983)
BRL	92,020	USD	95,792	11/3/2022	HUS	—	(3,772)	(3,772)
BRL	92,020	USD	95,713	11/3/2022	HUS	—	(3,693)	(3,693)
BRL	92,020	USD	95,781	11/3/2022	HUS	—	(3,761)	(3,761)
BRL	92,020	USD	95,760	11/3/2022	HUS	—	(3,740)	(3,740)
BRL	92,020	USD	95,895	11/3/2022	HUS	—	(3,875)	(3,875)
BRL	92,020	USD	95,837	11/3/2022	HUS	—	(3,817)	(3,817)
BRL	92,020	USD	95,916	11/3/2022	HUS	—	(3,896)	(3,896)
BRL	92,020	USD	96,158	11/3/2022	HUS	—	(4,138)	(4,138)
BRL	92,020	USD	96,037	11/3/2022	HUS	—	(4,017)	(4,017)
BRL	92,020	USD	95,965	11/3/2022	HUS	—	(3,945)	(3,945)
BRL	92,020	USD	95,933	11/3/2022	HUS	—	(3,913)	(3,913)
BRL	92,020	USD	95,827	11/3/2022	HUS	—	(3,807)	(3,807)
BRL	92,020	USD	95,850	11/3/2022	HUS	—	(3,830)	(3,830)
BRL	92,020	USD	95,730	11/3/2022	HUS	—	(3,710)	(3,710)
BRL	110,424	USD	114,783	11/3/2022	HUS	—	(4,359)	(4,359)
BRL	110,424	USD	114,798	11/3/2022	HUS	—	(4,374)	(4,374)
BRL	110,424	USD	114,837	11/3/2022	HUS	—	(4,413)	(4,413)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	110,424	USD	115,055	11/3/2022	HUS	$—	$(4,631)	$(4,631)
BRL	110,424	USD	114,774	11/3/2022	HUS	—	(4,350)	(4,350)
BRL	110,424	USD	115,057	11/3/2022	HUS	—	(4,633)	(4,633)
BRL	110,424	USD	114,931	11/3/2022	HUS	—	(4,507)	(4,507)
BRL	110,424	USD	115,217	11/3/2022	HUS	—	(4,793)	(4,793)
BRL	110,424	USD	115,073	11/3/2022	HUS	—	(4,649)	(4,649)
BRL	110,424	USD	114,993	11/3/2022	HUS	—	(4,569)	(4,569)
BRL	110,424	USD	114,862	11/3/2022	HUS	—	(4,438)	(4,438)
BRL	128,828	USD	134,120	11/3/2022	HUS	—	(5,292)	(5,292)
BRL	128,828	USD	133,955	11/3/2022	HUS	—	(5,127)	(5,127)
BRL	128,828	USD	133,893	11/3/2022	HUS	—	(5,065)	(5,065)
BRL	128,828	USD	133,916	11/3/2022	HUS	—	(5,088)	(5,088)
BRL	128,828	USD	134,086	11/3/2022	HUS	—	(5,258)	(5,258)
BRL	128,828	USD	133,986	11/3/2022	HUS	—	(5,158)	(5,158)
BRL	128,828	USD	133,901	11/3/2022	HUS	—	(5,073)	(5,073)
BRL	128,828	USD	134,219	11/3/2022	HUS	—	(5,391)	(5,391)
BRL	128,828	USD	134,205	11/3/2022	HUS	—	(5,377)	(5,377)
BRL	128,828	USD	134,197	11/3/2022	HUS	—	(5,369)	(5,369)
BRL	128,828	USD	134,213	11/3/2022	HUS	—	(5,385)	(5,385)
BRL	128,828	USD	134,202	11/3/2022	HUS	—	(5,374)	(5,374)
BRL	128,828	USD	134,156	11/3/2022	HUS	—	(5,328)	(5,328)
BRL	128,828	USD	133,966	11/3/2022	HUS	—	(5,138)	(5,138)
BRL	128,828	USD	133,927	11/3/2022	HUS	—	(5,099)	(5,099)
BRL	128,828	USD	134,218	11/3/2022	HUS	—	(5,390)	(5,390)
BRL	147,232	USD	153,124	11/3/2022	HUS	—	(5,892)	(5,892)
BRL	147,232	USD	153,408	11/3/2022	HUS	—	(6,176)	(6,176)
BRL	147,232	USD	153,423	11/3/2022	HUS	—	(6,191)	(6,191)
BRL	147,232	USD	153,928	11/3/2022	HUS	—	(6,696)	(6,696)
BRL	147,232	USD	153,527	11/3/2022	HUS	—	(6,295)	(6,295)
BRL	147,232	USD	153,437	11/3/2022	HUS	—	(6,205)	(6,205)
BRL	147,232	USD	153,419	11/3/2022	HUS	—	(6,187)	(6,187)
BRL	147,232	USD	153,153	11/3/2022	HUS	—	(5,921)	(5,921)
BRL	165,636	USD	172,247	11/3/2022	HUS	—	(6,611)	(6,611)
BRL	165,636	USD	172,758	11/3/2022	HUS	—	(7,122)	(7,122)
BRL	165,636	USD	172,579	11/3/2022	HUS	—	(6,943)	(6,943)
BRL	165,636	USD	173,068	11/3/2022	HUS	—	(7,432)	(7,432)
BRL	165,636	USD	172,146	11/3/2022	HUS	—	(6,510)	(6,510)
BRL	165,636	USD	172,173	11/3/2022	HUS	—	(6,537)	(6,537)
BRL	184,040	USD	191,815	11/3/2022	HUS	—	(7,775)	(7,775)
BRL	184,040	USD	191,973	11/3/2022	HUS	—	(7,933)	(7,933)
BRL	184,040	USD	191,802	11/3/2022	HUS	—	(7,762)	(7,762)
BRL	184,040	USD	191,534	11/3/2022	HUS	—	(7,494)	(7,494)
BRL	202,444	USD	211,323	11/3/2022	HUS	—	(8,879)	(8,879)
BRL	202,444	USD	211,027	11/3/2022	HUS	—	(8,583)	(8,583)
BRL	202,444	USD	211,446	11/3/2022	HUS	—	(9,002)	(9,002)
BRL	202,444	USD	211,053	11/3/2022	HUS	—	(8,609)	(8,609)
BRL	202,444	USD	210,953	11/3/2022	HUS	—	(8,509)	(8,509)
BRL	220,849	USD	230,391	11/3/2022	HUS	—	(9,542)	(9,542)
BRL	960,251	USD	1,003,651	11/3/2022	HUS	—	(43,400)	(43,400)
BRL	993,819	USD	1,033,899	11/3/2022	HUS	—	(40,080)	(40,080)
BRL	993,819	USD	1,033,528	11/3/2022	HUS	—	(39,709)	(39,709)
BRL	993,819	USD	1,033,501	11/3/2022	HUS	—	(39,682)	(39,682)
BRL	993,819	USD	1,034,299	11/3/2022	HUS	—	(40,480)	(40,480)
BRL	1,325,091	USD	1,377,508	11/3/2022	HUS	—	(52,417)	(52,417)
BRL	1,440,377	USD	1,506,001	11/3/2022	HUS	—	(65,624)	(65,624)
BRL	1,662,499	USD	1,731,997	11/3/2022	HUS	—	(69,498)	(69,498)
BRL	1,662,499	USD	1,730,743	11/3/2022	HUS	—	(68,244)	(68,244)
BRL	1,694,561	USD	1,773,192	11/3/2022	HUS	—	(78,631)	(78,631)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	1,716,177	USD	1,782,543	11/3/2022	HUS	$—	$(66,366)	$(66,366)
BRL	1,895,617	USD	1,980,027	11/3/2022	HUS	—	(84,410)	(84,410)
BRL	2,001,440	USD	2,076,884	11/3/2022	HUS	—	(75,444)	(75,444)
BRL	2,315,900	USD	2,424,562	11/3/2022	HUS	—	(108,662)	(108,662)
BRL	2,570,084	USD	2,688,238	11/3/2022	HUS	—	(118,154)	(118,154)
BRL	2,693,125	USD	2,805,438	11/3/2022	HUS	—	(112,313)	(112,313)
BRL	3,197,046	USD	3,353,202	11/3/2022	HUS	—	(156,156)	(156,156)
BRL	3,288,920	USD	3,440,833	11/3/2022	HUS	—	(151,913)	(151,913)
BRL	4,267,935	USD	4,442,856	11/3/2022	HUS	—	(174,921)	(174,921)
BRL	6,577,840	USD	6,885,583	11/3/2022	HUS	—	(307,743)	(307,743)
BRL	7,637,679	USD	7,935,976	11/3/2022	HUS	—	(298,297)	(298,297)
BRL	10,669,836	USD	11,096,615	11/3/2022	HUS	—	(426,779)	(426,779)
BRL	13,145,748	USD	13,554,323	11/3/2022	HUS	—	(408,575)	(408,575)
BRL	13,145,748	USD	13,543,786	11/3/2022	HUS	—	(398,038)	(398,038)
BRL	13,145,748	USD	13,527,677	11/3/2022	HUS	—	(381,929)	(381,929)
BRL	13,145,748	USD	13,531,470	11/3/2022	HUS	—	(385,722)	(385,722)
BRL	21,033,197	USD	21,687,535	11/3/2022	HUS	—	(654,338)	(654,338)
BRL	21,339,673	USD	22,187,286	11/3/2022	HUS	—	(847,613)	(847,613)
USD	5,085,900	BRL	5,008,457	11/3/2022	HUS	77,443	—	77,443
USD	2,519,572	BRL	2,521,354	11/3/2022	HUS	—	(1,782)	(1,782)
USD	2,502,069	BRL	2,502,950	11/3/2022	HUS	—	(881)	(881)
USD	2,214,074	BRL	2,199,284	11/3/2022	HUS	14,790	—	14,790
USD	2,212,304	BRL	2,199,284	11/3/2022	HUS	13,020	—	13,020
USD	1,681,492	BRL	1,679,778	11/3/2022	HUS	1,714	—	1,714
USD	1,671,462	BRL	1,669,759	11/3/2022	HUS	1,703	—	1,703
USD	1,660,805	BRL	1,660,965	11/3/2022	HUS	—	(160)	(160)
USD	1,663,429	BRL	1,660,965	11/3/2022	HUS	2,464	—	2,464
USD	1,660,695	BRL	1,660,965	11/3/2022	HUS	—	(270)	(270)
USD	1,660,078	BRL	1,660,965	11/3/2022	HUS	—	(887)	(887)
USD	1,641,009	BRL	1,647,162	11/3/2022	HUS	—	(6,153)	(6,153)
USD	1,640,934	BRL	1,647,162	11/3/2022	HUS	—	(6,228)	(6,228)
USD	1,609,787	BRL	1,596,965	11/3/2022	HUS	12,822	—	12,822
USD	1,557,929	BRL	1,564,344	11/3/2022	HUS	—	(6,415)	(6,415)
USD	1,432,923	BRL	1,421,299	11/3/2022	HUS	11,624	—	11,624
USD	1,271,273	BRL	1,251,475	11/3/2022	HUS	19,798	—	19,798
USD	755,956	BRL	751,499	11/3/2022	HUS	4,457	—	4,457
USD	756,528	BRL	751,499	11/3/2022	HUS	5,029	—	5,029
USD	755,189	BRL	751,499	11/3/2022	HUS	3,690	—	3,690
USD	757,346	BRL	751,499	11/3/2022	HUS	5,847	—	5,847
USD	747,822	BRL	742,297	11/3/2022	HUS	5,525	—	5,525
USD	747,613	BRL	742,297	11/3/2022	HUS	5,316	—	5,316
USD	731,438	BRL	736,162	11/3/2022	HUS	—	(4,724)	(4,724)
USD	641,601	BRL	638,007	11/3/2022	HUS	3,594	—	3,594
USD	641,583	BRL	638,007	11/3/2022	HUS	3,576	—	3,576
USD	641,945	BRL	638,007	11/3/2022	HUS	3,938	—	3,938
USD	576,639	BRL	567,969	11/3/2022	HUS	8,670	—	8,670
USD	513,338	BRL	515,313	11/3/2022	HUS	—	(1,975)	(1,975)
USD	499,544	BRL	496,909	11/3/2022	HUS	2,635	—	2,635
USD	407,292	BRL	404,889	11/3/2022	HUS	2,403	—	2,403
USD	404,427	BRL	404,889	11/3/2022	HUS	—	(462)	(462)
USD	387,540	BRL	386,485	11/3/2022	HUS	1,055	—	1,055
USD	388,415	BRL	386,485	11/3/2022	HUS	1,930	—	1,930
USD	388,741	BRL	386,485	11/3/2022	HUS	2,256	—	2,256
USD	386,171	BRL	386,485	11/3/2022	HUS	—	(314)	(314)
USD	368,804	BRL	368,081	11/3/2022	HUS	723	—	723
USD	369,714	BRL	368,081	11/3/2022	HUS	1,633	—	1,633
USD	369,454	BRL	368,081	11/3/2022	HUS	1,373	—	1,373
USD	369,695	BRL	368,081	11/3/2022	HUS	1,614	—	1,614

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	352,065	BRL	349,677	11/3/2022	HUS	$2,388	$—	$2,388
USD	351,376	BRL	349,677	11/3/2022	HUS	1,699	—	1,699
USD	351,254	BRL	349,677	11/3/2022	HUS	1,577	—	1,577
USD	350,570	BRL	349,677	11/3/2022	HUS	893	—	893
USD	351,155	BRL	349,677	11/3/2022	HUS	1,478	—	1,478
USD	333,415	BRL	331,273	11/3/2022	HUS	2,142	—	2,142
USD	332,112	BRL	331,273	11/3/2022	HUS	839	—	839
USD	331,004	BRL	331,273	11/3/2022	HUS	—	(269)	(269)
USD	333,114	BRL	331,273	11/3/2022	HUS	1,841	—	1,841
USD	333,882	BRL	331,273	11/3/2022	HUS	2,609	—	2,609
USD	333,742	BRL	331,273	11/3/2022	HUS	2,469	—	2,469
USD	316,209	BRL	312,869	11/3/2022	HUS	3,340	—	3,340
USD	316,473	BRL	312,869	11/3/2022	HUS	3,604	—	3,604
USD	314,726	BRL	312,869	11/3/2022	HUS	1,857	—	1,857
USD	314,990	BRL	312,869	11/3/2022	HUS	2,121	—	2,121
USD	316,925	BRL	312,869	11/3/2022	HUS	4,056	—	4,056
USD	316,197	BRL	312,869	11/3/2022	HUS	3,328	—	3,328
USD	297,887	BRL	294,465	11/3/2022	HUS	3,422	—	3,422
USD	295,367	BRL	294,465	11/3/2022	HUS	902	—	902
USD	294,291	BRL	294,465	11/3/2022	HUS	—	(174)	(174)
USD	298,592	BRL	294,465	11/3/2022	HUS	4,127	—	4,127
USD	297,563	BRL	294,465	11/3/2022	HUS	3,098	—	3,098
USD	297,808	BRL	294,465	11/3/2022	HUS	3,343	—	3,343
USD	295,732	BRL	294,465	11/3/2022	HUS	1,267	—	1,267
USD	278,745	BRL	276,061	11/3/2022	HUS	2,684	—	2,684
USD	278,062	BRL	276,061	11/3/2022	HUS	2,001	—	2,001
USD	277,648	BRL	276,061	11/3/2022	HUS	1,587	—	1,587
USD	277,558	BRL	276,061	11/3/2022	HUS	1,497	—	1,497
USD	275,803	BRL	276,061	11/3/2022	HUS	—	(258)	(258)
USD	275,796	BRL	276,061	11/3/2022	HUS	—	(265)	(265)
USD	279,734	BRL	276,061	11/3/2022	HUS	3,673	—	3,673
USD	277,847	BRL	276,061	11/3/2022	HUS	1,786	—	1,786
USD	277,938	BRL	276,061	11/3/2022	HUS	1,877	—	1,877
USD	277,569	BRL	276,061	11/3/2022	HUS	1,508	—	1,508
USD	260,312	BRL	257,657	11/3/2022	HUS	2,655	—	2,655
USD	260,335	BRL	257,657	11/3/2022	HUS	2,678	—	2,678
USD	258,781	BRL	257,657	11/3/2022	HUS	1,124	—	1,124
USD	258,718	BRL	257,657	11/3/2022	HUS	1,061	—	1,061
USD	258,946	BRL	257,657	11/3/2022	HUS	1,289	—	1,289
USD	259,409	BRL	257,657	11/3/2022	HUS	1,752	—	1,752
USD	257,131	BRL	257,657	11/3/2022	HUS	—	(526)	(526)
USD	259,510	BRL	257,657	11/3/2022	HUS	1,853	—	1,853
USD	260,239	BRL	257,657	11/3/2022	HUS	2,582	—	2,582
USD	260,741	BRL	257,657	11/3/2022	HUS	3,084	—	3,084
USD	260,364	BRL	257,657	11/3/2022	HUS	2,707	—	2,707
USD	241,035	BRL	239,253	11/3/2022	HUS	1,782	—	1,782
USD	241,075	BRL	239,253	11/3/2022	HUS	1,822	—	1,822
USD	241,596	BRL	239,253	11/3/2022	HUS	2,343	—	2,343
USD	241,460	BRL	239,253	11/3/2022	HUS	2,207	—	2,207
USD	242,508	BRL	239,253	11/3/2022	HUS	3,255	—	3,255
USD	242,244	BRL	239,253	11/3/2022	HUS	2,991	—	2,991
USD	241,658	BRL	239,253	11/3/2022	HUS	2,405	—	2,405
USD	239,781	BRL	239,253	11/3/2022	HUS	528	—	528
USD	240,177	BRL	239,253	11/3/2022	HUS	924	—	924
USD	238,381	BRL	239,253	11/3/2022	HUS	—	(872)	(872)
USD	238,681	BRL	239,253	11/3/2022	HUS	—	(572)	(572)
USD	241,104	BRL	239,253	11/3/2022	HUS	1,851	—	1,851
USD	240,868	BRL	239,253	11/3/2022	HUS	1,615	—	1,615

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	241,060	BRL	239,253	11/3/2022	HUS	$1,807	$—	$1,807
USD	241,037	BRL	239,253	11/3/2022	HUS	1,784	—	1,784
USD	240,670	BRL	239,253	11/3/2022	HUS	1,417	—	1,417
USD	241,669	BRL	239,253	11/3/2022	HUS	2,416	—	2,416
USD	241,685	BRL	239,253	11/3/2022	HUS	2,432	—	2,432
USD	241,858	BRL	239,253	11/3/2022	HUS	2,605	—	2,605
USD	240,327	BRL	239,253	11/3/2022	HUS	1,074	—	1,074
USD	220,834	BRL	220,849	11/3/2022	HUS	—	(15)	(15)
USD	220,778	BRL	220,849	11/3/2022	HUS	—	(71)	(71)
USD	222,584	BRL	220,849	11/3/2022	HUS	1,735	—	1,735
USD	223,082	BRL	220,849	11/3/2022	HUS	2,233	—	2,233
USD	220,984	BRL	220,849	11/3/2022	HUS	135	—	135
USD	221,374	BRL	220,849	11/3/2022	HUS	525	—	525
USD	221,226	BRL	220,849	11/3/2022	HUS	377	—	377
USD	221,821	BRL	220,849	11/3/2022	HUS	972	—	972
USD	220,577	BRL	220,849	11/3/2022	HUS	—	(272)	(272)
USD	222,661	BRL	220,849	11/3/2022	HUS	1,812	—	1,812
USD	223,034	BRL	220,849	11/3/2022	HUS	2,185	—	2,185
USD	222,230	BRL	220,849	11/3/2022	HUS	1,381	—	1,381
USD	222,134	BRL	220,849	11/3/2022	HUS	1,285	—	1,285
USD	222,384	BRL	220,849	11/3/2022	HUS	1,535	—	1,535
USD	202,594	BRL	202,445	11/3/2022	HUS	149	—	149
USD	204,726	BRL	202,445	11/3/2022	HUS	2,281	—	2,281
USD	204,534	BRL	202,445	11/3/2022	HUS	2,089	—	2,089
USD	204,341	BRL	202,445	11/3/2022	HUS	1,896	—	1,896
USD	204,150	BRL	202,445	11/3/2022	HUS	1,705	—	1,705
USD	202,415	BRL	202,445	11/3/2022	HUS	—	(30)	(30)
USD	201,785	BRL	202,445	11/3/2022	HUS	—	(660)	(660)
USD	204,490	BRL	202,445	11/3/2022	HUS	2,045	—	2,045
USD	204,629	BRL	202,445	11/3/2022	HUS	2,184	—	2,184
USD	202,976	BRL	202,445	11/3/2022	HUS	531	—	531
USD	202,875	BRL	202,445	11/3/2022	HUS	430	—	430
USD	203,253	BRL	202,445	11/3/2022	HUS	808	—	808
USD	202,711	BRL	202,445	11/3/2022	HUS	266	—	266
USD	201,883	BRL	202,445	11/3/2022	HUS	—	(562)	(562)
USD	202,199	BRL	202,445	11/3/2022	HUS	—	(246)	(246)
USD	203,983	BRL	202,445	11/3/2022	HUS	1,538	—	1,538
USD	204,068	BRL	202,445	11/3/2022	HUS	1,623	—	1,623
USD	203,983	BRL	202,445	11/3/2022	HUS	1,538	—	1,538
USD	203,916	BRL	202,445	11/3/2022	HUS	1,471	—	1,471
USD	203,366	BRL	202,445	11/3/2022	HUS	921	—	921
USD	204,087	BRL	202,445	11/3/2022	HUS	1,642	—	1,642
USD	202,405	BRL	202,445	11/3/2022	HUS	—	(40)	(40)
USD	203,694	BRL	202,445	11/3/2022	HUS	1,249	—	1,249
USD	204,450	BRL	202,445	11/3/2022	HUS	2,005	—	2,005
USD	203,961	BRL	202,445	11/3/2022	HUS	1,516	—	1,516
USD	203,701	BRL	202,445	11/3/2022	HUS	1,256	—	1,256
USD	204,538	BRL	202,445	11/3/2022	HUS	2,093	—	2,093
USD	204,691	BRL	202,445	11/3/2022	HUS	2,246	—	2,246
USD	183,926	BRL	184,041	11/3/2022	HUS	—	(115)	(115)
USD	184,071	BRL	184,041	11/3/2022	HUS	30	—	30
USD	183,953	BRL	184,041	11/3/2022	HUS	—	(88)	(88)
USD	183,517	BRL	184,041	11/3/2022	HUS	—	(524)	(524)
USD	184,509	BRL	184,041	11/3/2022	HUS	468	—	468
USD	185,278	BRL	184,041	11/3/2022	HUS	1,237	—	1,237
USD	184,554	BRL	184,041	11/3/2022	HUS	513	—	513
USD	184,151	BRL	184,041	11/3/2022	HUS	110	—	110
USD	184,337	BRL	184,041	11/3/2022	HUS	296	—	296

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	184,286	BRL	184,041	11/3/2022	HUS	$245	$—	$245
USD	185,385	BRL	184,041	11/3/2022	HUS	1,344	—	1,344
USD	184,944	BRL	184,041	11/3/2022	HUS	903	—	903
USD	185,310	BRL	184,041	11/3/2022	HUS	1,269	—	1,269
USD	185,407	BRL	184,041	11/3/2022	HUS	1,366	—	1,366
USD	183,547	BRL	184,041	11/3/2022	HUS	—	(494)	(494)
USD	183,716	BRL	184,041	11/3/2022	HUS	—	(325)	(325)
USD	183,833	BRL	184,041	11/3/2022	HUS	—	(208)	(208)
USD	185,376	BRL	184,040	11/3/2022	HUS	1,336	—	1,336
USD	184,964	BRL	184,040	11/3/2022	HUS	924	—	924
USD	185,076	BRL	184,040	11/3/2022	HUS	1,036	—	1,036
USD	185,456	BRL	184,040	11/3/2022	HUS	1,416	—	1,416
USD	185,378	BRL	184,040	11/3/2022	HUS	1,338	—	1,338
USD	183,750	BRL	184,040	11/3/2022	HUS	—	(290)	(290)
USD	184,030	BRL	184,040	11/3/2022	HUS	—	(10)	(10)
USD	185,364	BRL	184,040	11/3/2022	HUS	1,324	—	1,324
USD	185,807	BRL	184,040	11/3/2022	HUS	1,767	—	1,767
USD	185,623	BRL	184,040	11/3/2022	HUS	1,583	—	1,583
USD	185,130	BRL	184,040	11/3/2022	HUS	1,090	—	1,090
USD	185,163	BRL	184,040	11/3/2022	HUS	1,123	—	1,123
USD	185,894	BRL	184,040	11/3/2022	HUS	1,854	—	1,854
USD	185,943	BRL	184,040	11/3/2022	HUS	1,903	—	1,903
USD	185,249	BRL	184,040	11/3/2022	HUS	1,209	—	1,209
USD	185,150	BRL	184,040	11/3/2022	HUS	1,110	—	1,110
USD	165,531	BRL	165,636	11/3/2022	HUS	—	(105)	(105)
USD	165,506	BRL	165,636	11/3/2022	HUS	—	(130)	(130)
USD	165,687	BRL	165,636	11/3/2022	HUS	51	—	51
USD	165,800	BRL	165,636	11/3/2022	HUS	164	—	164
USD	165,640	BRL	165,636	11/3/2022	HUS	4	—	4
USD	165,155	BRL	165,636	11/3/2022	HUS	—	(481)	(481)
USD	167,289	BRL	165,636	11/3/2022	HUS	1,653	—	1,653
USD	165,789	BRL	165,636	11/3/2022	HUS	153	—	153
USD	166,105	BRL	165,636	11/3/2022	HUS	469	—	469
USD	166,202	BRL	165,636	11/3/2022	HUS	566	—	566
USD	167,391	BRL	165,636	11/3/2022	HUS	1,755	—	1,755
USD	167,423	BRL	165,636	11/3/2022	HUS	1,787	—	1,787
USD	166,319	BRL	165,636	11/3/2022	HUS	683	—	683
USD	166,053	BRL	165,636	11/3/2022	HUS	417	—	417
USD	166,357	BRL	165,636	11/3/2022	HUS	721	—	721
USD	166,836	BRL	165,636	11/3/2022	HUS	1,200	—	1,200
USD	165,566	BRL	165,636	11/3/2022	HUS	—	(70)	(70)
USD	165,267	BRL	165,636	11/3/2022	HUS	—	(369)	(369)
USD	165,043	BRL	165,636	11/3/2022	HUS	—	(593)	(593)
USD	165,265	BRL	165,636	11/3/2022	HUS	—	(371)	(371)
USD	164,823	BRL	165,636	11/3/2022	HUS	—	(813)	(813)
USD	164,827	BRL	165,636	11/3/2022	HUS	—	(809)	(809)
USD	164,873	BRL	165,636	11/3/2022	HUS	—	(763)	(763)
USD	165,371	BRL	165,636	11/3/2022	HUS	—	(265)	(265)
USD	165,724	BRL	165,636	11/3/2022	HUS	88	—	88
USD	165,192	BRL	165,636	11/3/2022	HUS	—	(444)	(444)
USD	165,489	BRL	165,636	11/3/2022	HUS	—	(147)	(147)
USD	165,522	BRL	165,636	11/3/2022	HUS	—	(114)	(114)
USD	165,452	BRL	165,636	11/3/2022	HUS	—	(184)	(184)
USD	165,389	BRL	165,636	11/3/2022	HUS	—	(247)	(247)
USD	165,480	BRL	165,636	11/3/2022	HUS	—	(156)	(156)
USD	164,980	BRL	165,636	11/3/2022	HUS	—	(656)	(656)
USD	164,960	BRL	165,636	11/3/2022	HUS	—	(676)	(676)
USD	166,598	BRL	165,636	11/3/2022	HUS	962	—	962

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	166,876	BRL	165,636	11/3/2022	HUS	$1,240	$—	$1,240
USD	166,639	BRL	165,636	11/3/2022	HUS	1,003	—	1,003
USD	167,494	BRL	165,636	11/3/2022	HUS	1,858	—	1,858
USD	165,614	BRL	165,636	11/3/2022	HUS	—	(22)	(22)
USD	167,152	BRL	165,636	11/3/2022	HUS	1,516	—	1,516
USD	167,211	BRL	165,636	11/3/2022	HUS	1,575	—	1,575
USD	166,721	BRL	165,636	11/3/2022	HUS	1,085	—	1,085
USD	147,074	BRL	147,232	11/3/2022	HUS	—	(158)	(158)
USD	148,988	BRL	147,232	11/3/2022	HUS	1,756	—	1,756
USD	148,303	BRL	147,232	11/3/2022	HUS	1,071	—	1,071
USD	147,218	BRL	147,232	11/3/2022	HUS	—	(14)	(14)
USD	147,244	BRL	147,232	11/3/2022	HUS	12	—	12
USD	147,299	BRL	147,232	11/3/2022	HUS	67	—	67
USD	147,219	BRL	147,232	11/3/2022	HUS	—	(13)	(13)
USD	147,221	BRL	147,232	11/3/2022	HUS	—	(11)	(11)
USD	147,035	BRL	147,232	11/3/2022	HUS	—	(197)	(197)
USD	148,844	BRL	147,232	11/3/2022	HUS	1,612	—	1,612
USD	149,064	BRL	147,232	11/3/2022	HUS	1,832	—	1,832
USD	148,722	BRL	147,232	11/3/2022	HUS	1,490	—	1,490
USD	148,227	BRL	147,232	11/3/2022	HUS	995	—	995
USD	147,419	BRL	147,232	11/3/2022	HUS	187	—	187
USD	148,242	BRL	147,232	11/3/2022	HUS	1,010	—	1,010
USD	148,079	BRL	147,232	11/3/2022	HUS	847	—	847
USD	147,116	BRL	147,232	11/3/2022	HUS	—	(116)	(116)
USD	147,048	BRL	147,232	11/3/2022	HUS	—	(184)	(184)
USD	147,307	BRL	147,232	11/3/2022	HUS	75	—	75
USD	146,445	BRL	147,232	11/3/2022	HUS	—	(787)	(787)
USD	146,708	BRL	147,232	11/3/2022	HUS	—	(524)	(524)
USD	146,697	BRL	147,232	11/3/2022	HUS	—	(535)	(535)
USD	147,247	BRL	147,232	11/3/2022	HUS	15	—	15
USD	147,078	BRL	147,232	11/3/2022	HUS	—	(154)	(154)
USD	147,031	BRL	147,232	11/3/2022	HUS	—	(201)	(201)
USD	147,040	BRL	147,232	11/3/2022	HUS	—	(192)	(192)
USD	147,085	BRL	147,232	11/3/2022	HUS	—	(147)	(147)
USD	147,224	BRL	147,232	11/3/2022	HUS	—	(8)	(8)
USD	147,163	BRL	147,232	11/3/2022	HUS	—	(69)	(69)
USD	146,554	BRL	147,232	11/3/2022	HUS	—	(678)	(678)
USD	146,503	BRL	147,232	11/3/2022	HUS	—	(729)	(729)
USD	146,543	BRL	147,232	11/3/2022	HUS	—	(689)	(689)
USD	147,148	BRL	147,232	11/3/2022	HUS	—	(84)	(84)
USD	147,894	BRL	147,232	11/3/2022	HUS	662	—	662
USD	147,716	BRL	147,232	11/3/2022	HUS	484	—	484
USD	148,293	BRL	147,232	11/3/2022	HUS	1,061	—	1,061
USD	148,089	BRL	147,232	11/3/2022	HUS	857	—	857
USD	148,054	BRL	147,232	11/3/2022	HUS	822	—	822
USD	148,129	BRL	147,232	11/3/2022	HUS	897	—	897
USD	148,289	BRL	147,232	11/3/2022	HUS	1,057	—	1,057
USD	148,413	BRL	147,232	11/3/2022	HUS	1,181	—	1,181
USD	148,096	BRL	147,232	11/3/2022	HUS	864	—	864
USD	148,080	BRL	147,232	11/3/2022	HUS	848	—	848
USD	148,254	BRL	147,232	11/3/2022	HUS	1,022	—	1,022
USD	147,212	BRL	147,232	11/3/2022	HUS	—	(20)	(20)
USD	147,702	BRL	147,232	11/3/2022	HUS	470	—	470
USD	147,707	BRL	147,232	11/3/2022	HUS	475	—	475
USD	147,922	BRL	147,232	11/3/2022	HUS	690	—	690
USD	146,778	BRL	147,232	11/3/2022	HUS	—	(454)	(454)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	146,791	BRL	147,232	11/3/2022	HUS	$—	$(441)	$(441)
USD	146,967	BRL	147,232	11/3/2022	HUS	—	(265)	(265)
USD	128,799	BRL	128,828	11/3/2022	HUS	—	(29)	(29)
USD	128,602	BRL	128,828	11/3/2022	HUS	—	(226)	(226)
USD	128,892	BRL	128,828	11/3/2022	HUS	64	—	64
USD	128,912	BRL	128,828	11/3/2022	HUS	84	—	84
USD	128,806	BRL	128,828	11/3/2022	HUS	—	(22)	(22)
USD	128,810	BRL	128,828	11/3/2022	HUS	—	(18)	(18)
USD	128,723	BRL	128,828	11/3/2022	HUS	—	(105)	(105)
USD	129,822	BRL	128,828	11/3/2022	HUS	994	—	994
USD	128,856	BRL	128,828	11/3/2022	HUS	28	—	28
USD	129,240	BRL	128,828	11/3/2022	HUS	412	—	412
USD	130,617	BRL	128,828	11/3/2022	HUS	1,789	—	1,789
USD	128,305	BRL	128,828	11/3/2022	HUS	—	(523)	(523)
USD	129,306	BRL	128,828	11/3/2022	HUS	478	—	478
USD	129,534	BRL	128,828	11/3/2022	HUS	706	—	706
USD	128,577	BRL	128,828	11/3/2022	HUS	—	(251)	(251)
USD	128,937	BRL	128,828	11/3/2022	HUS	109	—	109
USD	128,334	BRL	128,828	11/3/2022	HUS	—	(494)	(494)
USD	128,740	BRL	128,828	11/3/2022	HUS	—	(88)	(88)
USD	128,457	BRL	128,828	11/3/2022	HUS	—	(371)	(371)
USD	128,431	BRL	128,828	11/3/2022	HUS	—	(397)	(397)
USD	128,772	BRL	128,828	11/3/2022	HUS	—	(56)	(56)
USD	128,706	BRL	128,828	11/3/2022	HUS	—	(122)	(122)
USD	128,464	BRL	128,828	11/3/2022	HUS	—	(364)	(364)
USD	128,820	BRL	128,828	11/3/2022	HUS	—	(8)	(8)
USD	128,770	BRL	128,828	11/3/2022	HUS	—	(58)	(58)
USD	128,461	BRL	128,828	11/3/2022	HUS	—	(367)	(367)
USD	128,802	BRL	128,828	11/3/2022	HUS	—	(26)	(26)
USD	128,549	BRL	128,828	11/3/2022	HUS	—	(279)	(279)
USD	129,559	BRL	128,828	11/3/2022	HUS	731	—	731
USD	129,547	BRL	128,828	11/3/2022	HUS	719	—	719
USD	129,670	BRL	128,828	11/3/2022	HUS	842	—	842
USD	129,541	BRL	128,828	11/3/2022	HUS	713	—	713
USD	129,427	BRL	128,828	11/3/2022	HUS	599	—	599
USD	130,249	BRL	128,828	11/3/2022	HUS	1,421	—	1,421
USD	129,819	BRL	128,828	11/3/2022	HUS	991	—	991
USD	130,103	BRL	128,828	11/3/2022	HUS	1,275	—	1,275
USD	129,857	BRL	128,828	11/3/2022	HUS	1,029	—	1,029
USD	129,583	BRL	128,828	11/3/2022	HUS	755	—	755
USD	130,251	BRL	128,828	11/3/2022	HUS	1,423	—	1,423
USD	130,517	BRL	128,828	11/3/2022	HUS	1,689	—	1,689
USD	130,310	BRL	128,828	11/3/2022	HUS	1,482	—	1,482
USD	129,492	BRL	128,828	11/3/2022	HUS	664	—	664
USD	129,568	BRL	128,828	11/3/2022	HUS	740	—	740
USD	128,550	BRL	128,828	11/3/2022	HUS	—	(278)	(278)
USD	110,428	BRL	110,424	11/3/2022	HUS	4	—	4
USD	110,315	BRL	110,424	11/3/2022	HUS	—	(109)	(109)
USD	110,254	BRL	110,424	11/3/2022	HUS	—	(170)	(170)
USD	110,508	BRL	110,424	11/3/2022	HUS	84	—	84
USD	110,364	BRL	110,424	11/3/2022	HUS	—	(60)	(60)
USD	110,306	BRL	110,424	11/3/2022	HUS	—	(118)	(118)
USD	110,069	BRL	110,424	11/3/2022	HUS	—	(355)	(355)
USD	111,644	BRL	110,424	11/3/2022	HUS	1,220	—	1,220
USD	111,200	BRL	110,424	11/3/2022	HUS	776	—	776

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	110,506	BRL	110,424	11/3/2022	HUS	$82	$—	$82
USD	110,460	BRL	110,424	11/3/2022	HUS	36	—	36
USD	110,364	BRL	110,424	11/3/2022	HUS	—	(60)	(60)
USD	110,476	BRL	110,424	11/3/2022	HUS	52	—	52
USD	110,423	BRL	110,424	11/3/2022	HUS	—	(1)	(1)
USD	110,405	BRL	110,424	11/3/2022	HUS	—	(19)	(19)
USD	111,762	BRL	110,424	11/3/2022	HUS	1,338	—	1,338
USD	110,194	BRL	110,424	11/3/2022	HUS	—	(230)	(230)
USD	110,110	BRL	110,424	11/3/2022	HUS	—	(314)	(314)
USD	110,974	BRL	110,424	11/3/2022	HUS	550	—	550
USD	110,957	BRL	110,424	11/3/2022	HUS	533	—	533
USD	111,056	BRL	110,424	11/3/2022	HUS	632	—	632
USD	111,206	BRL	110,424	11/3/2022	HUS	782	—	782
USD	110,233	BRL	110,424	11/3/2022	HUS	—	(191)	(191)
USD	110,227	BRL	110,424	11/3/2022	HUS	—	(197)	(197)
USD	109,885	BRL	110,424	11/3/2022	HUS	—	(539)	(539)
USD	110,371	BRL	110,424	11/3/2022	HUS	—	(53)	(53)
USD	110,399	BRL	110,424	11/3/2022	HUS	—	(25)	(25)
USD	110,354	BRL	110,424	11/3/2022	HUS	—	(70)	(70)
USD	110,343	BRL	110,424	11/3/2022	HUS	—	(81)	(81)
USD	110,312	BRL	110,424	11/3/2022	HUS	—	(112)	(112)
USD	110,129	BRL	110,424	11/3/2022	HUS	—	(295)	(295)
USD	110,462	BRL	110,424	11/3/2022	HUS	38	—	38
USD	110,403	BRL	110,424	11/3/2022	HUS	—	(21)	(21)
USD	109,976	BRL	110,424	11/3/2022	HUS	—	(448)	(448)
USD	109,893	BRL	110,424	11/3/2022	HUS	—	(531)	(531)
USD	111,282	BRL	110,424	11/3/2022	HUS	858	—	858
USD	110,822	BRL	110,424	11/3/2022	HUS	398	—	398
USD	110,756	BRL	110,424	11/3/2022	HUS	332	—	332
USD	111,010	BRL	110,424	11/3/2022	HUS	586	—	586
USD	111,212	BRL	110,424	11/3/2022	HUS	788	—	788
USD	111,036	BRL	110,424	11/3/2022	HUS	612	—	612
USD	111,242	BRL	110,424	11/3/2022	HUS	818	—	818
USD	111,268	BRL	110,424	11/3/2022	HUS	844	—	844
USD	111,280	BRL	110,424	11/3/2022	HUS	856	—	856
USD	111,321	BRL	110,424	11/3/2022	HUS	897	—	897
USD	111,217	BRL	110,424	11/3/2022	HUS	793	—	793
USD	110,425	BRL	110,424	11/3/2022	HUS	1	—	1
USD	110,780	BRL	110,424	11/3/2022	HUS	356	—	356
USD	110,800	BRL	110,424	11/3/2022	HUS	376	—	376
USD	111,120	BRL	110,424	11/3/2022	HUS	696	—	696
USD	111,443	BRL	110,424	11/3/2022	HUS	1,019	—	1,019
USD	111,862	BRL	110,424	11/3/2022	HUS	1,438	—	1,438
USD	110,966	BRL	110,424	11/3/2022	HUS	542	—	542
USD	111,009	BRL	110,424	11/3/2022	HUS	585	—	585
USD	91,913	BRL	92,020	11/3/2022	HUS	—	(107)	(107)
USD	91,888	BRL	92,020	11/3/2022	HUS	—	(132)	(132)
USD	91,927	BRL	92,020	11/3/2022	HUS	—	(93)	(93)
USD	91,909	BRL	92,020	11/3/2022	HUS	—	(111)	(111)
USD	92,113	BRL	92,020	11/3/2022	HUS	93	—	93
USD	92,047	BRL	92,020	11/3/2022	HUS	27	—	27
USD	91,946	BRL	92,020	11/3/2022	HUS	—	(74)	(74)
USD	91,717	BRL	92,020	11/3/2022	HUS	—	(303)	(303)
USD	92,777	BRL	92,020	11/3/2022	HUS	757	—	757
USD	92,899	BRL	92,020	11/3/2022	HUS	879	—	879

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	92,928	BRL	92,020	11/3/2022	HUS	$908	$—	$908
USD	92,769	BRL	92,020	11/3/2022	HUS	749	—	749
USD	92,013	BRL	92,020	11/3/2022	HUS	—	(7)	(7)
USD	92,106	BRL	92,020	11/3/2022	HUS	86	—	86
USD	92,321	BRL	92,020	11/3/2022	HUS	301	—	301
USD	92,102	BRL	92,020	11/3/2022	HUS	82	—	82
USD	91,963	BRL	92,020	11/3/2022	HUS	—	(57)	(57)
USD	91,940	BRL	92,020	11/3/2022	HUS	—	(80)	(80)
USD	91,964	BRL	92,020	11/3/2022	HUS	—	(56)	(56)
USD	92,350	BRL	92,020	11/3/2022	HUS	330	—	330
USD	92,455	BRL	92,020	11/3/2022	HUS	435	—	435
USD	92,280	BRL	92,020	11/3/2022	HUS	260	—	260
USD	91,847	BRL	92,020	11/3/2022	HUS	—	(173)	(173)
USD	92,100	BRL	92,020	11/3/2022	HUS	80	—	80
USD	91,905	BRL	92,020	11/3/2022	HUS	—	(115)	(115)
USD	91,551	BRL	92,020	11/3/2022	HUS	—	(469)	(469)
USD	91,976	BRL	92,020	11/3/2022	HUS	—	(44)	(44)
USD	92,011	BRL	92,020	11/3/2022	HUS	—	(9)	(9)
USD	91,689	BRL	92,020	11/3/2022	HUS	—	(331)	(331)
USD	91,907	BRL	92,020	11/3/2022	HUS	—	(113)	(113)
USD	91,749	BRL	92,020	11/3/2022	HUS	—	(271)	(271)
USD	91,898	BRL	92,020	11/3/2022	HUS	—	(122)	(122)
USD	91,817	BRL	92,020	11/3/2022	HUS	—	(203)	(203)
USD	91,681	BRL	92,020	11/3/2022	HUS	—	(339)	(339)
USD	91,654	BRL	92,020	11/3/2022	HUS	—	(366)	(366)
USD	91,630	BRL	92,020	11/3/2022	HUS	—	(390)	(390)
USD	91,610	BRL	92,020	11/3/2022	HUS	—	(410)	(410)
USD	92,260	BRL	92,020	11/3/2022	HUS	240	—	240
USD	92,708	BRL	92,020	11/3/2022	HUS	688	—	688
USD	92,661	BRL	92,020	11/3/2022	HUS	641	—	641
USD	92,426	BRL	92,020	11/3/2022	HUS	406	—	406
USD	92,732	BRL	92,020	11/3/2022	HUS	712	—	712
USD	92,676	BRL	92,020	11/3/2022	HUS	656	—	656
USD	92,523	BRL	92,020	11/3/2022	HUS	503	—	503
USD	92,711	BRL	92,020	11/3/2022	HUS	691	—	691
USD	92,039	BRL	92,020	11/3/2022	HUS	19	—	19
USD	92,198	BRL	92,020	11/3/2022	HUS	178	—	178
USD	92,575	BRL	92,020	11/3/2022	HUS	555	—	555
USD	92,580	BRL	92,020	11/3/2022	HUS	560	—	560
USD	92,561	BRL	92,020	11/3/2022	HUS	541	—	541
USD	93,100	BRL	92,020	11/3/2022	HUS	1,080	—	1,080
USD	92,572	BRL	92,020	11/3/2022	HUS	552	—	552
USD	92,548	BRL	92,020	11/3/2022	HUS	528	—	528
USD	91,844	BRL	92,020	11/3/2022	HUS	—	(176)	(176)
USD	92,046	BRL	92,020	11/3/2022	HUS	26	—	26
USD	91,859	BRL	92,020	11/3/2022	HUS	—	(161)	(161)
USD	73,598	BRL	73,616	11/3/2022	HUS	—	(18)	(18)
USD	73,625	BRL	73,616	11/3/2022	HUS	9	—	9
USD	73,611	BRL	73,616	11/3/2022	HUS	—	(5)	(5)
USD	73,745	BRL	73,616	11/3/2022	HUS	129	—	129
USD	73,787	BRL	73,616	11/3/2022	HUS	171	—	171
USD	73,650	BRL	73,616	11/3/2022	HUS	34	—	34
USD	73,595	BRL	73,616	11/3/2022	HUS	—	(21)	(21)
USD	73,760	BRL	73,616	11/3/2022	HUS	144	—	144
USD	73,400	BRL	73,616	11/3/2022	HUS	—	(216)	(216)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	73,907	BRL	73,616	11/3/2022	HUS	$291	$—	$291
USD	74,113	BRL	73,616	11/3/2022	HUS	497	—	497
USD	74,065	BRL	73,616	11/3/2022	HUS	449	—	449
USD	73,549	BRL	73,616	11/3/2022	HUS	—	(67)	(67)
USD	73,464	BRL	73,616	11/3/2022	HUS	—	(152)	(152)
USD	73,320	BRL	73,616	11/3/2022	HUS	—	(296)	(296)
USD	73,493	BRL	73,616	11/3/2022	HUS	—	(123)	(123)
USD	73,573	BRL	73,616	11/3/2022	HUS	—	(43)	(43)
USD	73,588	BRL	73,616	11/3/2022	HUS	—	(28)	(28)
USD	73,536	BRL	73,616	11/3/2022	HUS	—	(80)	(80)
USD	73,461	BRL	73,616	11/3/2022	HUS	—	(155)	(155)
USD	73,519	BRL	73,616	11/3/2022	HUS	—	(97)	(97)
USD	73,743	BRL	73,616	11/3/2022	HUS	127	—	127
USD	73,808	BRL	73,616	11/3/2022	HUS	192	—	192
USD	73,859	BRL	73,616	11/3/2022	HUS	243	—	243
USD	73,910	BRL	73,616	11/3/2022	HUS	294	—	294
USD	74,113	BRL	73,616	11/3/2022	HUS	497	—	497
USD	74,150	BRL	73,616	11/3/2022	HUS	534	—	534
USD	73,686	BRL	73,616	11/3/2022	HUS	70	—	70
USD	74,515	BRL	73,616	11/3/2022	HUS	899	—	899
USD	74,009	BRL	73,616	11/3/2022	HUS	393	—	393
USD	73,502	BRL	73,616	11/3/2022	HUS	—	(114)	(114)
USD	73,427	BRL	73,616	11/3/2022	HUS	—	(189)	(189)
USD	55,515	BRL	55,212	11/3/2022	HUS	303	—	303
USD	55,440	BRL	55,212	11/3/2022	HUS	228	—	228
USD	55,037	BRL	55,212	11/3/2022	HUS	—	(175)	(175)
USD	55,078	BRL	55,212	11/3/2022	HUS	—	(134)	(134)
USD	55,160	BRL	55,212	11/3/2022	HUS	—	(52)	(52)
USD	55,187	BRL	55,212	11/3/2022	HUS	—	(25)	(25)
USD	55,190	BRL	55,212	11/3/2022	HUS	—	(22)	(22)
USD	55,160	BRL	55,212	11/3/2022	HUS	—	(52)	(52)
USD	54,938	BRL	55,212	11/3/2022	HUS	—	(274)	(274)
USD	54,909	BRL	55,212	11/3/2022	HUS	—	(303)	(303)
USD	55,642	BRL	55,212	11/3/2022	HUS	430	—	430
USD	55,523	BRL	55,212	11/3/2022	HUS	311	—	311
USD	36,722	BRL	36,808	11/3/2022	HUS	—	(86)	(86)
USD	110,901,933	KRW	107,973,916	11/4/2022	HUS	2,928,017	—	2,928,017
USD	17,381,803	CNY	17,290,218	11/4/2022	HUS	91,585	—	91,585
USD	2,741,960	CNY	2,752,320	11/4/2022	HUS	—	(10,360)	(10,360)
USD	1,355,248	CNY	1,340,874	11/4/2022	HUS	14,374	—	14,374
USD	986,458	CNY	988,013	11/4/2022	HUS	—	(1,555)	(1,555)
USD	903,782	CNY	917,440	11/4/2022	HUS	—	(13,658)	(13,658)
USD	212,371	CNY	211,717	11/4/2022	HUS	654	—	654
USD	140,703	CNY	141,145	11/4/2022	HUS	—	(442)	(442)
USD	70,931	CNY	70,572	11/4/2022	HUS	359	—	359
USD	2,716,227	CLP	2,670,540	11/9/2022	HUS	45,687	—	45,687
USD	2,558,026	CLP	2,516,471	11/9/2022	HUS	41,555	—	41,555
USD	2,246,557	CLP	2,178,080	11/9/2022	HUS	68,477	—	68,477
USD	1,562,954	CLP	1,519,591	11/9/2022	HUS	43,363	—	43,363
USD	1,469,878	CLP	1,437,983	11/9/2022	HUS	31,895	—	31,895
USD	1,469,569	CLP	1,437,983	11/9/2022	HUS	31,586	—	31,586
USD	1,236,348	CLP	1,188,849	11/9/2022	HUS	47,499	—	47,499
USD	1,172,273	CLP	1,181,200	11/9/2022	HUS	—	(8,927)	(8,927)
USD	1,172,266	CLP	1,181,200	11/9/2022	HUS	—	(8,934)	(8,934)
USD	1,121,133	CLP	1,129,844	11/9/2022	HUS	—	(8,711)	(8,711)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	1,091,591	CLP	1,048,985	11/9/2022	HUS	$42,606	$—	$42,606
USD	1,091,504	CLP	1,048,985	11/9/2022	HUS	42,519	—	42,519
USD	958,075	CLP	941,537	11/9/2022	HUS	16,538	—	16,538
USD	960,042	CLP	941,537	11/9/2022	HUS	18,505	—	18,505
USD	960,897	CLP	941,537	11/9/2022	HUS	19,360	—	19,360
USD	799,795	CLP	770,348	11/9/2022	HUS	29,447	—	29,447
USD	799,795	CLP	770,348	11/9/2022	HUS	29,447	—	29,447
USD	799,795	CLP	770,348	11/9/2022	HUS	29,447	—	29,447
USD	745,911	CLP	718,992	11/9/2022	HUS	26,919	—	26,919
USD	692,838	CLP	667,635	11/9/2022	HUS	25,203	—	25,203
USD	695,135	CLP	667,635	11/9/2022	HUS	27,500	—	27,500
USD	640,233	CLP	616,279	11/9/2022	HUS	23,954	—	23,954
USD	643,819	CLP	616,279	11/9/2022	HUS	27,540	—	27,540
USD	643,929	CLP	616,279	11/9/2022	HUS	27,650	—	27,650
USD	588,179	CLP	564,922	11/9/2022	HUS	23,257	—	23,257
USD	532,918	CLP	513,565	11/9/2022	HUS	19,353	—	19,353
USD	537,316	CLP	513,565	11/9/2022	HUS	23,751	—	23,751
USD	480,610	CLP	462,209	11/9/2022	HUS	18,401	—	18,401
USD	483,144	CLP	462,209	11/9/2022	HUS	20,935	—	20,935
USD	420,707	CLP	410,852	11/9/2022	HUS	9,855	—	9,855
USD	418,545	CLP	410,852	11/9/2022	HUS	7,693	—	7,693
USD	427,428	CLP	410,852	11/9/2022	HUS	16,576	—	16,576
USD	374,492	CLP	359,496	11/9/2022	HUS	14,996	—	14,996
USD	374,312	CLP	359,496	11/9/2022	HUS	14,816	—	14,816
USD	359,332	CLP	359,496	11/9/2022	HUS	—	(164)	(164)
USD	376,223	CLP	359,496	11/9/2022	HUS	16,727	—	16,727
USD	358,941	CLP	359,496	11/9/2022	HUS	—	(555)	(555)
USD	320,150	CLP	308,139	11/9/2022	HUS	12,011	—	12,011
USD	319,986	CLP	308,139	11/9/2022	HUS	11,847	—	11,847
USD	315,290	CLP	308,139	11/9/2022	HUS	7,151	—	7,151
USD	314,037	CLP	308,139	11/9/2022	HUS	5,898	—	5,898
USD	313,968	CLP	308,139	11/9/2022	HUS	5,829	—	5,829
USD	322,542	CLP	308,139	11/9/2022	HUS	14,403	—	14,403
USD	307,815	CLP	308,139	11/9/2022	HUS	—	(324)	(324)
USD	262,895	CLP	256,783	11/9/2022	HUS	6,112	—	6,112
USD	262,288	CLP	256,783	11/9/2022	HUS	5,505	—	5,505
USD	262,473	CLP	256,783	11/9/2022	HUS	5,690	—	5,690
USD	261,975	CLP	256,783	11/9/2022	HUS	5,192	—	5,192
USD	261,548	CLP	256,783	11/9/2022	HUS	4,765	—	4,765
USD	261,819	CLP	256,783	11/9/2022	HUS	5,036	—	5,036
USD	261,723	CLP	256,783	11/9/2022	HUS	4,940	—	4,940
USD	256,845	CLP	256,783	11/9/2022	HUS	62	—	62
USD	256,785	CLP	256,783	11/9/2022	HUS	2	—	2
USD	256,687	CLP	256,783	11/9/2022	HUS	—	(96)	(96)
USD	209,284	CLP	205,426	11/9/2022	HUS	3,858	—	3,858
USD	205,174	CLP	205,426	11/9/2022	HUS	—	(252)	(252)
USD	204,620	CLP	205,426	11/9/2022	HUS	—	(806)	(806)
USD	205,459	CLP	205,426	11/9/2022	HUS	33	—	33
USD	205,048	CLP	205,426	11/9/2022	HUS	—	(378)	(378)
USD	157,754	CLP	154,070	11/9/2022	HUS	3,684	—	3,684
USD	157,653	CLP	154,070	11/9/2022	HUS	3,583	—	3,583
USD	157,759	CLP	154,070	11/9/2022	HUS	3,689	—	3,689
USD	153,916	CLP	154,070	11/9/2022	HUS	—	(154)	(154)
USD	153,722	CLP	154,070	11/9/2022	HUS	—	(348)	(348)
USD	153,978	CLP	154,070	11/9/2022	HUS	—	(92)	(92)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	153,695	CLP	154,070	11/9/2022	HUS	$—	$(375)	$(375)
USD	153,886	CLP	154,070	11/9/2022	HUS	—	(184)	(184)
USD	102,589	CLP	102,713	11/9/2022	HUS	—	(124)	(124)
USD	102,337	CLP	102,713	11/9/2022	HUS	—	(376)	(376)
USD	30,125,594	CNY	30,076,955	11/15/2022	HUS	48,639	—	48,639
USD	32,332,111	KRW	32,322,465	11/17/2022	HUS	9,646	—	9,646
USD	1,728,002	CLP	1,769,094	1/26/2023	HUS	—	(41,092)	(41,092)
USD	1,727,927	CLP	1,769,094	1/26/2023	HUS	—	(41,167)	(41,167)
USD	1,044,891	CLP	1,061,457	1/26/2023	HUS	—	(16,566)	(16,566)
USD	1,045,422	CLP	1,061,457	1/26/2023	HUS	—	(16,035)	(16,035)
USD	1,045,255	CLP	1,061,457	1/26/2023	HUS	—	(16,202)	(16,202)
USD	197,806	CLP	202,182	1/26/2023	HUS	—	(4,376)	(4,376)
USD	197,849	CLP	202,182	1/26/2023	HUS	—	(4,333)	(4,333)
USD	198,550	CLP	202,182	1/26/2023	HUS	—	(3,632)	(3,632)
USD	198,326	CLP	202,182	1/26/2023	HUS	—	(3,856)	(3,856)
USD	198,210	CLP	202,182	1/26/2023	HUS	—	(3,972)	(3,972)
USD	147,563	CLP	151,637	1/26/2023	HUS	—	(4,074)	(4,074)
USD	148,930	CLP	151,637	1/26/2023	HUS	—	(2,707)	(2,707)
USD	148,436	CLP	151,637	1/26/2023	HUS	—	(3,201)	(3,201)
USD	148,248	CLP	151,637	1/26/2023	HUS	—	(3,389)	(3,389)
USD	148,869	CLP	151,637	1/26/2023	HUS	—	(2,768)	(2,768)
USD	148,708	CLP	151,637	1/26/2023	HUS	—	(2,929)	(2,929)
USD	148,398	CLP	151,637	1/26/2023	HUS	—	(3,239)	(3,239)
USD	148,191	CLP	151,637	1/26/2023	HUS	—	(3,446)	(3,446)
USD	148,721	CLP	151,637	1/26/2023	HUS	—	(2,916)	(2,916)
USD	148,770	CLP	151,637	1/26/2023	HUS	—	(2,867)	(2,867)
USD	148,836	CLP	151,637	1/26/2023	HUS	—	(2,801)	(2,801)
USD	148,571	CLP	151,637	1/26/2023	HUS	—	(3,066)	(3,066)
USD	147,824	CLP	151,637	1/26/2023	HUS	—	(3,813)	(3,813)
USD	147,639	CLP	151,637	1/26/2023	HUS	—	(3,998)	(3,998)
USD	147,605	CLP	151,637	1/26/2023	HUS	—	(4,032)	(4,032)
USD	98,383	CLP	101,091	1/26/2023	HUS	—	(2,708)	(2,708)
USD	98,466	CLP	101,091	1/26/2023	HUS	—	(2,625)	(2,625)
USD	98,454	CLP	101,091	1/26/2023	HUS	—	(2,637)	(2,637)
USD	98,503	CLP	101,091	1/26/2023	HUS	—	(2,588)	(2,588)
USD	98,390	CLP	101,091	1/26/2023	HUS	—	(2,701)	(2,701)
USD	98,090	CLP	101,091	1/26/2023	HUS	—	(3,001)	(3,001)
USD	98,927	CLP	101,091	1/26/2023	HUS	—	(2,164)	(2,164)
USD	99,156	CLP	101,091	1/26/2023	HUS	—	(1,935)	(1,935)
USD	98,945	CLP	101,091	1/26/2023	HUS	—	(2,146)	(2,146)
USD	99,132	CLP	101,091	1/26/2023	HUS	—	(1,959)	(1,959)
USD	99,043	CLP	101,091	1/26/2023	HUS	—	(2,048)	(2,048)
USD	98,916	CLP	101,091	1/26/2023	HUS	—	(2,175)	(2,175)
USD	99,198	CLP	101,091	1/26/2023	HUS	—	(1,893)	(1,893)
USD	99,237	CLP	101,091	1/26/2023	HUS	—	(1,854)	(1,854)
USD	99,271	CLP	101,091	1/26/2023	HUS	—	(1,820)	(1,820)
USD	99,039	CLP	101,091	1/26/2023	HUS	—	(2,052)	(2,052)
USD	98,319	CLP	101,091	1/26/2023	HUS	—	(2,772)	(2,772)
USD	98,446	CLP	101,091	1/26/2023	HUS	—	(2,645)	(2,645)
USD	98,551	CLP	101,091	1/26/2023	HUS	—	(2,540)	(2,540)
USD	98,443	CLP	101,091	1/26/2023	HUS	—	(2,648)	(2,648)
USD	49,182	CLP	50,546	1/26/2023	HUS	—	(1,364)	(1,364)
USD	49,279	CLP	50,546	1/26/2023	HUS	—	(1,267)	(1,267)
USD	49,285	CLP	50,546	1/26/2023	HUS	—	(1,261)	(1,261)
USD	49,279	CLP	50,546	1/26/2023	HUS	—	(1,267)	(1,267)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2022 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	49,241	CLP	50,546	1/26/2023	HUS	$—	$(1,305)	$(1,305)
USD	49,144	CLP	50,546	1/26/2023	HUS	—	(1,402)	(1,402)
USD	49,158	CLP	50,546	1/26/2023	HUS	—	(1,388)	(1,388)
USD	49,165	CLP	50,546	1/26/2023	HUS	—	(1,381)	(1,381)
USD	49,139	CLP	50,546	1/26/2023	HUS	—	(1,407)	(1,407)
USD	49,125	CLP	50,546	1/26/2023	HUS	—	(1,421)	(1,421)
USD	49,131	CLP	50,546	1/26/2023	HUS	—	(1,415)	(1,415)
USD	49,169	CLP	50,546	1/26/2023	HUS	—	(1,377)	(1,377)
USD	49,177	CLP	50,546	1/26/2023	HUS	—	(1,369)	(1,369)
USD	49,586	CLP	50,546	1/26/2023	HUS	—	(960)	(960)
USD	49,412	CLP	50,546	1/26/2023	HUS	—	(1,134)	(1,134)
USD	49,456	CLP	50,546	1/26/2023	HUS	—	(1,090)	(1,090)
USD	49,607	CLP	50,546	1/26/2023	HUS	—	(939)	(939)
USD	49,520	CLP	50,546	1/26/2023	HUS	—	(1,026)	(1,026)
USD	49,243	CLP	50,546	1/26/2023	HUS	—	(1,303)	(1,303)
USD	49,227	CLP	50,546	1/26/2023	HUS	—	(1,319)	(1,319)
USD	49,249	CLP	50,546	1/26/2023	HUS	—	(1,297)	(1,297)
USD	314,671	PEN	311,371	12/5/2022	RBS	3,300	—	3,300
USD	251,677	PEN	249,097	12/5/2022	RBS	2,580	—	2,580
USD	251,655	PEN	249,097	12/5/2022	RBS	2,558	—	2,558
USD	251,693	PEN	249,097	12/5/2022	RBS	2,596	—	2,596
USD	188,746	PEN	186,823	12/5/2022	RBS	1,923	—	1,923
USD	188,843	PEN	186,823	12/5/2022	RBS	2,020	—	2,020
USD	125,896	PEN	124,549	12/5/2022	RBS	1,347	—	1,347
USD	125,822	PEN	124,549	12/5/2022	RBS	1,273	—	1,273
USD	125,887	PEN	124,549	12/5/2022	RBS	1,338	—	1,338
USD	125,884	PEN	124,549	12/5/2022	RBS	1,335	—	1,335
USD	62,924	PEN	62,274	12/5/2022	RBS	650	—	650
USD	62,936	PEN	62,274	12/5/2022	RBS	662	—	662
USD	1,801,596	PEN	1,798,994	1/26/2023	RBS	2,602	—	2,602
USD	1,623,701	PEN	1,612,891	1/26/2023	RBS	10,810	—	10,810
USD	687,217	PEN	682,377	1/26/2023	RBS	4,840	—	4,840
USD	497,041	PEN	496,274	1/26/2023	RBS	767	—	767
USD	438,520	PEN	434,240	1/26/2023	RBS	4,280	—	4,280
PEN	996,388	USD	1,026,141	12/5/2022	RBS	—	(29,753)	(29,753)
PEN	1,058,662	USD	1,088,701	12/5/2022	RBS	—	(30,039)	(30,039)

						$41,741,715	$(24,961,387)	$16,780,328

*	All values denominated in USD.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

Glossary:

Counterparty Abbreviations:

CBK	Citibank N.A.
HUS	HSBC Bank PLC
RBS	Royal Bank Of Scotland PLC

Currency Abbreviations:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
TWD	Taiwan Dollar
USD	United States Dollar

Index Abbreviations:

CAC 40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
Euronext	European New Exchange Technology
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
NASDAQ	National Association of Securities Dealers Automated Quotations.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
Russell 2000	U.S. Small-Cap Stock Market Index.
S&P/TSX	Canadian Equity Market Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:

ASX	Australian Securities Exchange.
CME	Chicago Mercantile Exchange.
EUREX	European derivatives exchange.
FinEx	Financial Instruments Exchange.
HKG	Hong Kong Exchange.
JSE	Johannesburg Stock Exchange.
LME	London Metal Exchange.
ICE	Intercontinental Exchange.
NYMEX	New York Mercantile Exchange.
OML	OMLX: London Securities & Derivatives Exchange.
SAFEX	South African Futures Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.

Other Abbreviations:

Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
COMEX	The Commodity Exchange Inc.
CBOT	Chicago Board of Trade.
EURIBOR	Euro Interbank Offered Rate.
GILT	Bank of England Bonds.
KCBT	The Kansas City Board of Trade.
NYBOT	New York Board of Trade.
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending.
Schatz	Short-dated equivalent of the Bobl and Bund futures.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
ULSD	Ultra-low-sulfur diesel.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

September 30, 2022 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2022, the investments were classified as described below:

AHL Managed Futures Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$—	$3,767,450,118	$—	$3,767,450,118

Total Investments in Securities - Assets	$—	$3,767,450,118	$—	$3,767,450,118

Financial Derivative Instruments - Assets
Futures Contracts	$278,974,782	$—	$—	$278,974,782
Forward Foreign Currency Contracts	—	41,741,715	—	41,741,715

Total Financial Derivative Instruments - Assets	$278,974,782	$41,741,715	$—	$320,716,497

Financial Derivative Instruments - Liabilities
Futures Contracts	$(20,105,343)	$—	$—	$(20,105,343)
Forward Foreign Currency Contracts	—	(24,961,387)	—	(24,961,387)

Total Financial Derivative Instruments - Liabilities	$(20,105,343)	$(24,961,387)	$—	$(45,066,730)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount*			Fair Value
FOREIGN SOVEREIGN OBLIGATIONS - 3.39%
Deutsche Bundesrepublik Inflation Linked Bond, 0.100%, Due 4/15/2033, Series I/LA B C		EUR	6,709,320	$6,581,782
French Republic Government Bond OAT, 0.100%, Due 7/25/2031, Series OATEB C D		EUR	6,674,440	6,407,320
United Kingdom Inflation-Linked Gilt, 0.125%, Due 8/10/2031, Series 3MOB C		GBP	5,842,000	6,615,967

Total Foreign Sovereign Obligations (Cost $22,901,791)				19,605,069

U.S. TREASURY OBLIGATIONS - 2.77%
U.S. Treasury Inflation-Indexed Notes,
0.125%, Due 4/15/2027C	$		8,394,750	7,743,392
0.125%, Due 1/15/2032C			2,137,650	1,846,103
0.625%, Due 7/15/2032C			7,138,040	6,469,824

Total U.S. Treasury Obligations (Cost $17,840,938)				16,059,319

SHORT-TERM INVESTMENTS - 85.21%
U.S. Treasury Obligations - 85.21%
U.S. Treasury Bills,
1.183%, Due 10/6/2022			50,000,000	49,990,239
1.240%, Due 10/13/2022A			23,000,000	22,983,623
1.297%, Due 10/20/2022			42,000,000	41,950,367
2.166%, Due 11/17/2022A			72,000,000	71,745,930
1.630%, Due 11/25/2022A			85,000,000	84,647,630
2.367%, Due 12/8/2022			50,000,000	49,726,696
2.261%, Due 12/15/2022A			66,000,000	65,625,367
2.950%, Due 1/12/2023A			68,000,000	67,389,734
3.509%, Due 3/2/2023			20,000,000	19,692,417
3.768%, Due 3/9/2023			20,000,000	19,678,477

Total Short-Term Investments (Cost $493,856,530)				493,430,480

TOTAL INVESTMENTS - 91.37% (Cost $534,599,259)				529,094,868
OTHER ASSETS, NET OF LIABILITIES - 8.63%				49,968,328

TOTAL NET ASSETS - 100.00%				$579,063,196

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A	All or a portion represents positions held by the American Beacon Cayman TargetRisk Co., Ltd.
B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C	Inflation-Indexed Note.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $6,407,320 or 1.11% of net assets. The Fund has no right to demand registration of these securities.

Long Futures Contracts Open on September 30, 2022:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini NASDAQ 100 Index Futures	32	December 2022	$8,096,146	$7,062,720	$(1,033,426)
CME e-Mini Standard & Poor’s 500 Index Futures	84	December 2022	17,064,032	15,126,300	(1,937,732)
e-Mini S&P 500 ESG Index Futures	2	December 2022	359,752	312,920	(46,832)
Eurex DAX Index Futures	15	December 2022	4,862,244	4,459,473	(402,771)
Eurex EURO STOXX 50 Futures	225	December 2022	7,922,710	7,309,949	(612,761)

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2022 (Unaudited)

Equity Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Euronext Amsterdam Index Futures	28	October 2022	$3,803,927	$3,516,067	$(287,860)
Euronext CAC 40 Index Futures	68	October 2022	4,172,553	3,840,993	(331,560)
FTSE 100 Index Futures	120	December 2022	9,986,613	9,264,462	(722,151)
FTSE/MIB Index Futures	35	December 2022	3,829,056	3,520,903	(308,153)
Futures on STOXX Europe 600 ESG-X	13	December 2022	201,563	183,720	(17,843)
HKG Hang Seng China Enterprises Index Futures	66	October 2022	2,550,959	2,486,251	(64,708)
HKG Hang Seng Index Futures	25	October 2022	2,792,260	2,740,568	(51,692)
KFE KOSPI 200 Index Futures	73	December 2022	3,970,227	3,602,930	(367,297)
Montreal Exchange S&P/TSX 60 Index Futures	62	December 2022	10,602,652	10,018,026	(584,626)
OML Stockholm OMXS30 Index Futures	249	October 2022	4,370,200	4,106,004	(264,196)
SAFEX FTSE/JSE Top 40 Index Futures	32	December 2022	1,110,635	1,022,073	(88,562)
SFE S&P ASX Share Price Index 200 Futures	64	December 2022	7,046,166	6,617,563	(428,603)
SGX FTSE China A50 Futures Contract	255	October 2022	3,300,313	3,293,580	(6,733)
SGX FTSE Taiwan Index Futures	44	October 2022	2,107,382	2,054,800	(52,582)
SGX MSCI Singapore Index Futures	93	October 2022	1,814,732	1,817,264	2,532
SGX Nifty 50 Index Futures	16	October 2022	543,694	546,816	3,122
SGX Nikkei 225 Stock Index Futures	88	December 2022	8,328,741	7,898,293	(430,448)
TSE TOPIX Futures	100	December 2022	13,182,065	12,685,691	(496,374)

			$122,018,622	$113,487,366	$(8,531,256)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	206	December 2022	$24,218,211	$23,079,206	$(1,139,005)
CBOT 2 Year U.S. Treasury Notes Futures	1	December 2022	208,657	205,391	(3,266)
CBOT 5 Year U.S. Treasury Notes	4	December 2022	444,816	430,031	(14,785)
CBOT U.S. Long Bond Futures	62	December 2022	8,498,747	7,837,188	(661,559)
CME 1 Year Mid-Curve 3 Month Eurodollar Option	2	December 2022	241,407	234,722	(6,685)
CME Ultra Long Term U.S. Treasury Bond Futures	71	December 2022	10,598,127	9,727,000	(871,127)
Eurex 10 Year Euro BUND Futures	76	December 2022	10,848,869	10,315,263	(533,606)
Eurex 30 Year Euro BUXL Futures	8	December 2022	1,273,465	1,149,716	(123,749)
Euro-BTP Italian Bond Futures	60	December 2022	6,913,664	6,584,761	(328,903)
French Government Bond Futures	43	December 2022	5,848,973	5,567,821	(281,152)
KFE 10 Year Treasury Bond Futures	55	December 2022	4,210,099	4,122,982	(87,117)
KFE 3 Year Treasury Bond Futures	2	December 2022	144,141	142,420	(1,721)
Long Gilt Futures	53	December 2022	6,514,950	5,704,677	(810,273)
Montreal Exchange 10 Year Canadian Bond Futures	63	December 2022	5,718,167	5,636,638	(81,529)
SFE 10 Year Australian Bond Futures	115	December 2022	8,814,413	8,615,060	(199,353)
SFE 3 Year Australian Bond Futures	3	December 2022	207,003	204,487	(2,516)
TSE Japanese 10 Year Bond Futures	23	December 2022	23,644,864	23,567,332	(77,532)

			$118,348,573	$113,124,695	$(5,223,878)

Centrally Cleared Swap Agreements Outstanding on September 30, 2022:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 9/30/2022(3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value(5)	Unrealized Appreciation (Depreciation)
1-CDX.NA.HY.S38-5Y	5.00	Quarterly	6/20/2027	5.6422	USD	4,950	$159,540	$107,977	$(51,563)
2-CDX.NA.HY.S38-5Y	5.00	Quarterly	6/20/2027	5.6422	USD	4,950	144,931	109,352	(35,579)

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2022 (Unaudited)

Credit Default Swaps on Credit Indices - Buy Protection(1) (continued)

Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 9/30/2022(3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value(5)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.S38-5Y	5.00	Quarterly	6/20/2027	5.6422	USD	4,950	$122,389	$109,352	$(13,037)
CDX.NA.HY.S38-5Y	5.00	Quarterly	6/20/2027	5.6422	USD	9,900	216,602	218,703	2,101
CDX.NA.HY.S38-5Y	5.00	Quarterly	12/20/2027	1.0794	USD	4,950	113,840	158,301	44,461
CDX.NA.IG.S39-5Y	1.00	Quarterly	12/20/2027	5.0000	USD	5,000	18,409	16,854	(1,555)
CDX.NA.HY.S39-5Y	5.00	Quarterly	12/20/2027	1.0000	USD	5,000	230,375	223,430	(6,945)
iTraxx Europe Series 38 Version 1 5Y	1.00	Quarterly	12/20/2027	—	EUR	5,000	77,835	76,368	(1,467)

							$1,083,921	$1,020,337	$(63,584)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 9/30/2022(3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value(5)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.S39-2Y	1.00	Quarterly	12/20/2022	0.6129	USD	60,000	$(160,160)	$(141,867)	$18,293
CDX.NA.HY.S38-5Y	5.00	Quarterly	6/20/2027	5.6422	USD	29,700	325,917	(647,860)	(973,777)
CDX.NA.IG.S39-5Y	1.00	Quarterly	12/20/2027	1.0794	USD	65,000	(169,261)	(215,490)	(46,229)
iTraxx Europe Series 38 Version 1 5Y	1.00	Quarterly	12/20/2027	1.3387	EUR	60,000	(873,670)	(909,172)	(35,502)
iTraxx Europe Crossover Series 38 Version 1 5Y	5.00	Quarterly	12/20/2027	6.3963	EUR	20,000	(1,062,558)	(1,008,840)	53,718
CDX.NA.HY.S39-5Y	5.00	Quarterly	12/20/2027	6.0761	USD	5,000	(249,869)	(199,959)	49,910
CDX.NA.HY.S39-5Y	5.00	Quarterly	12/20/2027	6.0761	USD	5,000	(237,500)	(201,348)	36,152
CDX.NA.HY.S39-5Y	5.00	Quarterly	12/20/2027	6.0761	USD	5,000	(213,875)	(201,348)	12,527
CDX.NA.HY.S39-5Y	5.00	Quarterly	12/20/2027	6.0761	USD	5,000	(203,875)	(201,348)	2,527
CDX.NA.HY.S39-5Y	5.00	Quarterly	12/20/2027	6.0761	USD	10,000	(396,500)	(402,697)	(6,197)
CDX.NA.HY.S39-5Y	5.00	Quarterly	12/20/2027	5.9817	USD	30,000	(1,140,000)	(1,094,167)	45,833

							$(4,381,351)	$(5,224,096)	$(842,745)

OTC Swap Agreements Outstanding on September 30, 2022:

Total Return Swap Agreements

Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Payment Frequency	Expiration Date	Reference Quantity	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-LIBOR	BBUXALC INDEX	JPM	0.000%	Maturity	10/3/2022	322,000	51,828,483	$2,721	$(4,504,964)

									$2,721	$(4,504,964)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2022 (Unaudited)

(5)

The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Contracts Open on September 30, 2022:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	1,113,077	USD	1,117,671	10/20/2022	SSB	$—	$(4,594)	$(4,594)
EUR	1,177,381	USD	1,157,600	10/20/2022	SSB	19,781	—	19,781
CAD	1,192,305	USD	1,267,959	10/20/2022	SSB	—	(75,654)	(75,654)
EUR	1,192,783	USD	1,230,949	10/20/2022	SSB	—	(38,166)	(38,166)
JPY	1,374,375	USD	1,379,805	10/20/2022	SSB	—	(5,430)	(5,430)
GBP	1,494,473	USD	1,505,978	10/20/2022	SSB	—	(11,505)	(11,505)
GBP	1,650,832	USD	1,728,583	10/20/2022	SSB	—	(77,751)	(77,751)
EUR	2,933,618	USD	3,003,997	10/20/2022	SSB	—	(70,379)	(70,379)
EUR	4,737,852	USD	4,718,062	10/20/2022	SSB	19,790	—	19,790
USD	16,257,493	EUR	15,690,034	10/20/2022	SSB	567,459	—	567,459
USD	13,772,896	GBP	13,120,963	10/20/2022	SSB	651,933	—	651,933
USD	11,182,244	EUR	10,791,934	10/20/2022	SSB	390,310	—	390,310
USD	1,634,200	EUR	1,602,330	10/20/2022	SSB	31,870	—	31,870
USD	1,141,518	JPY	1,129,992	10/20/2022	SSB	11,526	—	11,526
USD	966,882	EUR	981,125	10/20/2022	SSB	—	(14,243)	(14,243)
USD	756,401	GBP	781,855	10/20/2022	SSB	—	(25,454)	(25,454)
USD	733,382	EUR	724,813	10/20/2022	SSB	8,569	—	8,569
USD	693,046	JPY	691,961	10/20/2022	SSB	1,085	—	1,085
USD	482,665	EUR	490,562	10/20/2022	SSB	—	(7,897)	(7,897)
USD	478,563	EUR	490,562	10/20/2022	SSB	—	(11,999)	(11,999)
USD	449,018	GBP	435,404	10/20/2022	SSB	13,614	—	13,614
USD	397,532	EUR	390,255	10/20/2022	SSB	7,277	—	7,277
USD	366,500	CAD	361,950	10/20/2022	SSB	4,550	—	4,550
USD	343,425	JPY	339,650	10/20/2022	SSB	3,775	—	3,775
USD	325,248	AUD	319,876	10/20/2022	SSB	5,372	—	5,372
USD	243,677	JPY	241,405	10/20/2022	SSB	2,272	—	2,272
USD	188,166	HKD	188,104	10/20/2022	SSB	62	—	62
USD	168,866	EUR	166,791	10/20/2022	SSB	2,075	—	2,075
USD	163,891	GBP	161,365	10/20/2022	SSB	2,526	—	2,526
USD	145,802	CAD	144,780	10/20/2022	SSB	1,022	—	1,022
USD	147,331	GBP	142,672	10/20/2022	SSB	4,659	—	4,659
USD	148,181	CAD	141,244	10/20/2022	SSB	6,937	—	6,937
USD	143,116	AUD	135,449	10/20/2022	SSB	7,667	—	7,667
USD	132,047	EUR	129,440	10/20/2022	SSB	2,607	—	2,607
USD	129,668	AUD	127,951	10/20/2022	SSB	1,717	—	1,717
USD	112,605	JPY	111,440	10/20/2022	SSB	1,165	—	1,165
USD	110,495	JPY	109,537	10/20/2022	SSB	958	—	958
USD	105,917	HKD	105,918	10/20/2022	SSB	—	(1)	(1)
USD	110,449	CAD	105,327	10/20/2022	SSB	5,122	—	5,122
USD	101,964	HKD	101,952	10/20/2022	SSB	12	—	12
USD	99,233	HKD	99,212	10/20/2022	SSB	21	—	21
USD	97,623	EUR	98,079	10/20/2022	SSB	—	(456)	(456)
USD	75,529	GBP	73,607	10/20/2022	SSB	1,922	—	1,922
USD	74,707	CAD	72,605	10/20/2022	SSB	2,102	—	2,102
USD	69,533	JPY	69,196	10/20/2022	SSB	337	—	337
USD	66,838	SEK	65,440	10/20/2022	SSB	1,398	—	1,398
USD	65,513	AUD	62,263	10/20/2022	SSB	3,250	—	3,250
USD	61,727	GBP	59,189	10/20/2022	SSB	2,538	—	2,538
USD	54,566	SEK	53,964	10/20/2022	SSB	602	—	602
USD	53,017	JPY	52,990	10/20/2022	SSB	27	—	27
USD	43,632	HKD	43,622	10/20/2022	SSB	10	—	10

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2022 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2022 (continued):

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	36,277	HKD	36,278	10/20/2022	SSB	$—	$(1)	$(1)
USD	35,571	SEK	36,069	10/20/2022	SSB	—	(498)	(498)
USD	34,565	SEK	33,221	10/20/2022	SSB	1,344	—	1,344
USD	23,159	SGD	22,673	10/20/2022	SSB	486	—	486
USD	22,438	AUD	21,750	10/20/2022	SSB	688	—	688
USD	20,902	SGD	20,891	10/20/2022	SSB	11	—	11
USD	17,492	SEK	18,034	10/20/2022	SSB	—	(542)	(542)
USD	13,771	EUR	13,713	10/20/2022	SSB	58	—	58
USD	13,829	CAD	13,391	10/20/2022	SSB	438	—	438
USD	7,654	SGD	7,690	10/20/2022	SSB	—	(36)	(36)
USD	2,160	HKD	2,159	10/20/2022	SSB	1	—	1

						$1,790,945	$(344,606)	$1,446,339

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

JPM	JPMorgan Securities LLC
SSB	State Street Bank & Trust Co.

Currency Abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Index Abbreviations:

BBUXALC	Bloomberg Commodity ex-Agriculture and Livestock Capped Index.
CAC 40	Euronet Paris - French Stock Market Index.
CME	Chicago Mercantile Exchange.
DAX	Deutsche Boerse AG German Stock Index.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI	Morgan Stanley Capital International.
NASDAQ	National Association of Securities Dealers Automated Quotations.
Nifty 50	National stock exchange FIFTY.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
S&P 500	S&P 500 Index - U.S. Equity Large - Cap Index.
S&P/TSX	Canadian Equity Market Index.
SGX NIFTY	Singapore Stock Exchange NIFTY.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:

ASX	Australian Securities Exchange.
CBOT	Chicago Board of Trade.
CME	Chicago Mercantile Exchange.
EUREX	European derivatives exchange.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

September 30, 2022 (Unaudited)

HKG	Honk Kong Exchange.
JSE	Johannesburg Stock Exchange.
KFE	Korea Exchange.
OML	OMLX: London Securities & Derivatives Exchange.
SAFEX	South African Futures Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.

Other Abbreviations:

BTP	Buoni del Tesoro Poliennali.
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
CDX	Credit Default Swap Index.
ESG	Environmental, Social, and Governance.
GILT	Bank of England Bonds.
iTraxx	Credit Default Swap Index.
LIBOR	London Interbank Offered Rate.
OAT	Obligations Assimilables du Trésor.
OTC	Over-the-Counter.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2022, the investments were classified as described below:

AHL TargetRisk Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Sovereign Obligations	$—	$19,605,069	$—	$19,605,069
U.S. Treasury Obligations	—	16,059,319	—	16,059,319
Short-Term Investments	—	493,430,480	—	493,430,480

Total Investments in Securities – Assets	$—	$529,094,868	$—	$529,094,868

Financial Derivative Instruments - Assets
Futures Contracts	$5,654	$—	$—	$5,654
Swap Contract Agreements	—	265,522	—	265,522
Forward Foreign Currency Contracts	—	1,790,945	—	1,790,945

Total Financial Derivative Instruments - Assets	$5,654	$2,056,467	$—	$2,062,121

Financial Derivative Instruments - Liabilities
Futures Contracts	$(13,760,788)	$—	$—	$(13,760,788)
Swap Contract Agreements	—	(5,676,815)	—	(5,676,815)
Forward Foreign Currency Contracts	—	(344,606)	—	(344,606)

Total Financial Derivative Instruments - Liabilities	$(13,760,788)	$(6,021,421)	$—	$(19,782,209)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL TargetRisk Core FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS – 97.36%
U.S. Treasury Obligations – 97.36%
U.S. Treasury Bills,
1.623%, Due 11/25/2022	$1,500,000	$1,493,782
2.336%, Due 12/8/2022	1,100,000	1,093,987
2.920%, Due 1/12/2023	1,500,000	1,486,538
2.550%, Due 1/26/2023	1,000,000	989,218
3.202%, Due 2/2/2023	1,700,000	1,679,907
3.782%, Due 3/9/2023	1,650,000	1,623,475

TOTAL SHORT-TERM INVESTMENTS - 97.36% (Cost $8,374,282)		8,366,907

TOTAL INVESTMENTS - 97.36% (Cost $8,374,282)		8,366,907
OTHER ASSETS, NET OF LIABILITIES - 2.64%		226,674

TOTAL NET ASSETS - 100.00%		$8,593,581

Percentages are stated as a percent of net assets.

Long Futures Contracts Open on September 30, 2022:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	1	December 2022	$204,308	$180,075	$(24,233)
Eurex EURO STOXX 50 Futures	4	December 2022	140,859	129,955	(10,904)
Euronext Amsterdam Index Futures	1	October 2022	133,900	125,573	(8,327)
Euronext CAC 40 Index Futures	1	October 2022	61,038	56,486	(4,552)
FTSE 100 Index Futures	3	December 2022	248,818	231,612	(17,206)
FTSE/MIB Index Futures	1	December 2022	109,276	100,475	(8,801)
HKG Hang Seng China Enterprises Index Futures	1	October 2022	38,021	37,671	(350)
KFE KOSPI 200 Index Futures	1	December 2022	53,946	49,355	(4,591)
Montreal Exchange S&P/TSX 60 Index Futures	1	December 2022	169,743	161,581	(8,162)
OML Stockholm OMXS30 Index Futures	5	October 2022	87,485	82,450	(5,035)
SAFEX FTSE/JSE Top 40 Index Futures	1	December 2022	34,706	31,940	(2,766)
SFE S&P ASX Share Price Index 200 Futures	1	December 2022	108,980	103,399	(5,581)
SGX FTSE China A50 Futures Contract	3	October 2022	38,877	38,748	(129)
SGX FTSE Taiwan Index Futures	1	October 2022	48,217	46,700	(1,517)
SGX MSCI Singapore Index Futures	1	October 2022	19,622	19,540	(82)
SGX Nikkei 225 Stock Index Futures	1	December 2022	94,646	89,753	(4,893)
TSE TOPIX Futures	2	December 2022	263,644	253,714	(9,930)

			$1,856,086	$1,739,027	$(117,059)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	5	December 2022	$587,758	$560,313	$(27,445)
CBOT U.S. Long Bond Futures	1	December 2022	137,406	126,406	(11,000)
CME Ultra Long Term U.S. Treasury Bond Futures	2	December 2022	298,703	274,000	(24,703)
Eurex 10 Year Euro BUND Futures	2	December 2022	285,547	271,454	(14,093)
Euro-BTP Italian Bond Futures	2	December 2022	230,566	219,492	(11,074)
French Government Bond Futures	1	December 2022	136,129	129,484	(6,645)
KFE 10 Year Treasury Bond Futures	1	December 2022	76,613	74,963	(1,650)
Long Gilt Futures	1	December 2022	122,921	107,635	(15,286)
Montreal Exchange 10 Year Canadian Bond Futures	1	December 2022	90,628	89,470	(1,158)
SFE 10 Year Australian Bond Futures	2	December 2022	153,309	149,827	(3,482)

			$2,119,580	$2,003,044	$(116,536)

See accompanying notes

American Beacon AHL TargetRisk Core FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

Forward Foreign Currency Contracts Open on September 30, 2022:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	116,044	EUR	113,642	10/20/2022	HUS	$2,402	$—	$2,402
EUR	71,622	USD	71,323	10/20/2022	SSB	299	—	299

						$2,701	$—	$2,701

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

HUS	HSBC Bank PLC
SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
USD	United States Dollar

Index Abbreviations:

CAC 40	Euronet Paris - French Stock Market Index.
Euronext	European New Exchange Technology.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI	Morgan Stanley Capital International.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
S&P 500	Standard & Poor’s 500 Index.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:

ASX	Australian Securities Exchange.
CME	Chicago Mercantile Exchange.
Eurex	European derivatives exchange.
HKG	Hong Kong Exchange.
JSE	Johannesburg Stock Exchange.
KFE	Korea Exchange.
OML	OMLX: London Securities & Derivatives Exchange.
SAFEX	South African Futures Exchange.
SFE	Sydney Futures Exchange.
SGX	Singapore Stock Exchange.
TSE	Tokyo Stock Exchange.
TSX	Toronto Stock Exchange.

Other Abbreviations:

BTP	Buoni del Tesoro Poliennali.
Bund	German Federal Government Bond.
CBOT	Chicago Board of Trade.
GILT	Bank of England Bonds.

See accompanying notes

American Beacon AHL TargetRisk Core FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2022, the investments were classified as described below:

AHL TargetRisk Core Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$—	$8,366,907	$—	$8,366,907

Total Investments in Securities - Assets	$—	$8,366,907	$—	$8,366,907

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$2,701	$—	$2,701

Total Financial Derivative Instruments - Assets	$—	$2,701	$—	$2,701

Financial Derivative Instruments - Liabilities
Futures Contracts	$(233,595)	$—	$—	$(233,595)

Total Financial Derivative Instruments - Liabilities	$(233,595)	$—	$—	$(233,595)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 3.75% (Cost $899,875)
Investment Companies - 3.75%
American Beacon U.S. Government Money Market Select Fund, 2.78%A B	899,875	$899,875

TOTAL INVESTMENTS - 3.75% (Cost $899,875)		899,875
OTHER ASSETS, NET OF LIABILITIES - 96.25%		23,124,328

TOTAL NET ASSETS - 100.00%		$24,024,203

Percentages are stated as a percent of net assets.

A	The Fund is affiliated by having the same investment advisor.
B	7-day yield.

Long Futures Contracts Open on September 30, 2022:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-mini Russell 2000 Index Futures	10	December 2022	$888,293	$834,900	$(53,393)

			$888,293	$834,900	$(53,393)

Index Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2022, the investments were classified as described below:

Bahl & Gaynor Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$899,875	$—	$—	$899,875

Total Investments in Securities - Assets	$899,875	$—	$—	$899,875

Financial Derivative Instruments - Liabilities
Futures Contracts	$(53,393)	$—	$—	$(53,393)

Total Financial Derivative Instruments - Liabilities	$(53,393)	$—	$—	$(53,393)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.59%
Communication Services - 3.39%
Diversified Telecommunication Services - 0.77%
Lumen Technologies, Inc.A	153,500	$1,117,480

Interactive Media & Services - 2.11%
Alphabet, Inc., Class AB	32,000	3,060,800

Media - 0.51%
Nexstar Media Group, Inc., Class A	4,500	750,825

Total Communication Services		4,929,105

Consumer Discretionary - 14.02%
Diversified Consumer Services - 0.79%
H&R Block, Inc.	27,000	1,148,580

Hotels, Restaurants & Leisure - 2.32%
Booking Holdings, Inc.B	800	1,314,568
Expedia Group, Inc.B	6,700	627,723
Marriott International, Inc., Class A	10,200	1,429,428

		3,371,719

Internet & Direct Marketing Retail - 2.93%
Amazon.com, Inc.B	25,600	2,892,800
Etsy, Inc.B	13,600	1,361,768

		4,254,568

Multiline Retail - 1.23%
Target Corp.	12,000	1,780,680

Specialty Retail - 5.54%
AutoZone, Inc.B	800	1,713,544
Lowe’s Cos., Inc.	11,500	2,159,815
TJX Cos., Inc.	33,600	2,087,232
Williams-Sonoma, Inc.	17,700	2,085,945

		8,046,536

Textiles, Apparel & Luxury Goods - 1.21%
Lululemon Athletica, Inc.B	6,300	1,761,228

Total Consumer Discretionary		20,363,311

Consumer Staples - 5.11%
Beverages - 2.03%
Brown-Forman Corp., Class B	44,300	2,949,051

Food & Staples Retailing - 1.29%
BJ’s Wholesale Club Holdings, Inc.B	25,700	1,871,217

Food Products - 1.79%
Kellogg Co.	23,000	1,602,180
Pilgrim’s Pride Corp.B	43,500	1,001,370

		2,603,550

Total Consumer Staples		7,423,818

Energy - 3.72%
Oil, Gas & Consumable Fuels - 3.72%
Cheniere Energy, Inc.	6,400	1,061,824
Continental Resources, Inc.	32,100	2,144,601
EOG Resources, Inc.	10,000	1,117,300

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.59% (continued)
Energy - 3.72% (continued)
Oil, Gas & Consumable Fuels - 3.72% (continued)
Pioneer Natural Resources Co.	5,000	$1,082,650

		5,406,375

Total Energy		5,406,375

Financials - 7.77%
Banks - 1.96%
Citigroup, Inc.	34,300	1,429,281
Citizens Financial Group, Inc.	41,200	1,415,632

		2,844,913

Capital Markets - 1.32%
FactSet Research Systems, Inc.	4,800	1,920,528

Consumer Finance - 1.78%
Discover Financial Services	12,800	1,163,776
Synchrony Financial	50,600	1,426,414

		2,590,190

Insurance - 2.71%
Allstate Corp.	17,000	2,117,010
Arch Capital Group Ltd.B	40,000	1,821,600

		3,938,610

Total Financials		11,294,241

Health Care - 10.45%
Biotechnology - 2.87%
Horizon Therapeutics PLCB	17,000	1,052,130
Incyte Corp.B	20,000	1,332,800
Regeneron Pharmaceuticals, Inc.B	2,600	1,791,062

		4,175,992

Health Care Providers & Services - 4.28%
McKesson Corp.	9,700	3,296,739
Molina Healthcare, Inc.B	3,200	1,055,488
UnitedHealth Group, Inc.	3,700	1,868,648

		6,220,875

Health Care Technology - 1.48%
Veeva Systems, Inc., Class AB	13,000	2,143,440

Life Sciences Tools & Services - 1.82%
Waters Corp.B	9,800	2,641,394

Total Health Care		15,181,701

Industrials - 6.40%
Building Products - 1.62%
Carlisle Cos., Inc.	8,400	2,355,444

Professional Services - 2.12%
Booz Allen Hamilton Holding Corp.	16,400	1,514,540
Robert Half International, Inc.	20,400	1,560,600

		3,075,140

Trading Companies & Distributors - 2.66%
Fastenal Co.	30,900	1,422,636
SiteOne Landscape Supply, Inc.B	9,800	1,020,572

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.59% (continued)
Industrials - 6.40% (continued)
Trading Companies & Distributors - 2.66% (continued)
WW Grainger, Inc.	2,900	$1,418,651

		3,861,859

Total Industrials		9,292,443

Information Technology - 41.67%
IT Services - 4.67%
Automatic Data Processing, Inc.	12,200	2,759,518
Mastercard, Inc., Class A	7,600	2,160,984
Paychex, Inc.	16,600	1,862,686

		6,783,188

Semiconductors & Semiconductor Equipment - 11.93%
Advanced Micro Devices, Inc.B	33,100	2,097,216
Applied Materials, Inc.	17,400	1,425,582
KLA Corp.	8,100	2,451,303
Lam Research Corp.	7,000	2,562,000
NVIDIA Corp.	23,600	2,864,804
QUALCOMM, Inc.	16,100	1,818,978
Teradyne, Inc.	17,000	1,277,550
Texas Instruments, Inc.	18,300	2,832,474

		17,329,907

Software - 19.06%
Adobe, Inc.B	7,900	2,174,080
Atlassian Corp. PLC, Class AB	4,000	842,360
Autodesk, Inc.B	9,700	1,811,960
Cadence Design Systems, Inc.B	17,000	2,778,310
Datadog, Inc., Class AB	12,000	1,065,360
Fair Isaac Corp.B	4,700	1,936,447
Fortinet, Inc.B	22,500	1,105,425
Intuit, Inc.	3,600	1,394,352
Microsoft Corp.	30,100	7,010,290
Palo Alto Networks, Inc.B	18,900	3,095,631
ServiceNow, Inc.B	7,000	2,643,270
Synopsys, Inc.B	6,000	1,833,060

		27,690,545

Technology Hardware, Storage & Peripherals - 6.01%
Apple, Inc.	36,200	5,002,840
Dell Technologies, Inc., Class C	52,500	1,793,925
HP, Inc.	77,400	1,928,808

		8,725,573

Total Information Technology		60,529,213

Materials - 6.06%
Chemicals - 4.22%
CF Industries Holdings, Inc.	30,300	2,916,375
Dow, Inc.	41,200	1,809,916
LyondellBasell Industries NV, Class A	18,700	1,407,736

		6,134,027

Metals & Mining - 1.84%
Steel Dynamics, Inc.	37,600	2,667,720

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.59% (continued)
Materials - 6.06% (continued)
Total Materials		$8,801,747

Total Common Stocks (Cost $149,704,059)		143,221,954

SHORT-TERM INVESTMENTS - 1.32% (Cost $1,919,458)
Investment Companies - 1.32%
American Beacon U.S. Government Money Market Select Fund, 2.78%C D	1,919,458	1,919,458

TOTAL INVESTMENTS - 99.91% (Cost $151,623,517)		145,141,412
OTHER ASSETS, NET OF LIABILITIES - 0.09%		135,550

TOTAL NET ASSETS - 100.00%		$145,276,962

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at September 30, 2022.
B	Non-income producing security.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

Long Futures Contracts Open on September 30, 2022:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	11	December 2022	$2,080,037	$1,980,825	$(99,212)

			$2,080,037	$1,980,825	$(99,212)

Index Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2022, the investments were classified as described below:

Bridgeway Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$143,221,954	$—	$—	$143,221,954
Short-Term Investments	1,919,458	—	—	1,919,458

Total Investments in Securities - Assets	$145,141,412	$—	$—	$145,141,412

Financial Derivative Instruments - Liabilities
Futures Contracts	$(99,212)	$—	$—	$(99,212)

Total Financial Derivative Instruments - Liabilities	$(99,212)	$—	$—	$(99,212)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.65%
Communication Services - 6.38%
Diversified Telecommunication Services - 3.09%
AT&T, Inc.	172,500	$2,646,150
Lumen Technologies, Inc.A	657,300	4,785,144
Verizon Communications, Inc.	200,000	7,594,000

		15,025,294

Interactive Media & Services - 1.99%
Meta Platforms, Inc., Class AB	71,400	9,687,552

Media - 1.30%
Sirius XM Holdings, Inc.A	1,107,100	6,321,541

Total Communication Services		31,034,387

Consumer Discretionary - 8.40%
Automobiles - 1.39%
Ford Motor Co.	601,700	6,739,040

Hotels, Restaurants & Leisure - 2.20%
McDonald’s Corp.	32,900	7,591,346
MGM Resorts International	104,500	3,105,740

		10,697,086

Household Durables - 0.84%
Whirlpool Corp.	30,400	4,098,224

Multiline Retail - 0.69%
Target Corp.	22,600	3,353,614

Specialty Retail - 1.79%
AutoZone, Inc.B	1,600	3,427,088
Williams-Sonoma, Inc.	44,600	5,256,110

		8,683,198

Textiles, Apparel & Luxury Goods - 1.49%
Tapestry, Inc.	255,200	7,255,336

Total Consumer Discretionary		40,826,498

Consumer Staples - 8.57%
Food & Staples Retailing - 0.41%
BJ’s Wholesale Club Holdings, Inc.B	26,851	1,999,594

Food Products - 5.64%
General Mills, Inc.	94,900	7,270,289
Hershey Co.	29,100	6,415,677
Hormel Foods Corp.	88,700	4,030,528
JM Smucker Co.	23,066	3,169,499
Kellogg Co.	94,000	6,548,040

		27,434,033

Household Products - 2.52%
Kimberly-Clark Corp.	31,900	3,590,026
Procter & Gamble Co.	68,600	8,660,750

		12,250,776

Total Consumer Staples		41,684,403

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.65% (continued)
Energy - 8.86%
Oil, Gas & Consumable Fuels - 8.86%
APA Corp.	178,500	$6,102,915
ConocoPhillips	31,700	3,244,178
Continental Resources, Inc.	124,000	8,284,440
EOG Resources, Inc.	31,600	3,530,668
Exxon Mobil Corp.	125,700	10,974,867
Marathon Petroleum Corp.	51,000	5,065,830
Occidental Petroleum Corp.	95,900	5,893,055

		43,095,953

Total Energy		43,095,953

Financials - 19.73%
Banks - 3.39%
Bank of America Corp.	115,400	3,485,080
Citigroup, Inc.	140,700	5,862,969
KeyCorp	200,500	3,212,010
Wells Fargo & Co.	97,900	3,937,538

		16,497,597

Capital Markets - 1.46%
Bank of New York Mellon Corp.	68,800	2,650,176
Morningstar, Inc.	20,800	4,416,256

		7,066,432

Consumer Finance - 3.34%
Ally Financial, Inc.	173,700	4,834,071
Capital One Financial Corp.	49,700	4,580,849
Credit Acceptance Corp.A B	6,000	2,628,000
Synchrony Financial	148,600	4,189,034

		16,231,954

Insurance - 11.54%
Aflac, Inc.	122,500	6,884,500
Allstate Corp.	67,345	8,386,473
American Financial Group, Inc.	54,300	6,675,099
American International Group, Inc.	90,400	4,292,192
Fidelity National Financial, Inc.	141,100	5,107,820
MetLife, Inc.	164,000	9,967,920
Prudential Financial, Inc.	69,400	5,953,132
Travelers Cos., Inc.	57,800	8,854,960

		56,122,096

Total Financials		95,918,079

Health Care - 16.37%
Biotechnology - 4.80%
Amgen, Inc.	37,600	8,475,040
Biogen, Inc.B	20,000	5,340,000
Regeneron Pharmaceuticals, Inc.B	5,000	3,444,350
Vertex Pharmaceuticals, Inc.B	21,000	6,080,340

		23,339,730

Health Care Equipment & Supplies - 1.86%
Becton Dickinson & Co.	34,800	7,754,484
Cooper Cos., Inc.	5,000	1,319,500

		9,073,984

Health Care Providers & Services - 5.40%
Cigna Corp.	5,500	1,526,085
McKesson Corp.	31,500	10,705,905

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.65% (continued)
Health Care - 16.37% (continued)
Health Care Providers & Services - 5.40% (continued)
Quest Diagnostics, Inc.	54,500	$6,686,605
UnitedHealth Group, Inc.	14,500	7,323,080

		26,241,675

Life Sciences Tools & Services - 1.97%
Charles River Laboratories International, Inc.B	48,600	9,564,480

Pharmaceuticals - 2.34%
Bristol-Myers Squibb Co.	116,600	8,289,094
Pfizer, Inc.	71,000	3,106,960

		11,396,054

Total Health Care		79,615,923

Industrials - 9.34%
Aerospace & Defense - 0.48%
Northrop Grumman Corp.	5,000	2,351,600

Building Products - 4.98%
Builders FirstSource, Inc.B	153,700	9,056,004
Carlisle Cos., Inc.	8,800	2,467,608
Johnson Controls International PLC	140,300	6,905,566
Owens Corning	73,800	5,801,418

		24,230,596

Commercial Services & Supplies - 1.19%
Rollins, Inc.	166,850	5,786,358

Construction & Engineering - 0.55%
WillScot Mobile Mini Holdings Corp.B	65,900	2,657,747

Machinery - 0.27%
Cummins, Inc.	6,500	1,322,815

Professional Services - 0.62%
Robert Half International, Inc.	39,200	2,998,800

Road & Rail - 1.25%
Avis Budget Group, Inc.B	40,800	6,057,168

Total Industrials		45,405,084

Information Technology - 9.68%
Electronic Equipment, Instruments & Components - 0.87%
Keysight Technologies, Inc.B	26,900	4,232,984

IT Services - 2.48%
Automatic Data Processing, Inc.	37,400	8,459,506
VeriSign, Inc.B	20,600	3,578,220

		12,037,726

Semiconductors & Semiconductor Equipment - 3.55%
Analog Devices, Inc.	41,300	5,754,742
Intel Corp.	46,300	1,193,151
Texas Instruments, Inc.	66,800	10,339,304

		17,287,197

Software - 0.65%
Oracle Corp.	51,500	3,145,105

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.65% (continued)
Information Technology - 9.68% (continued)
Technology Hardware, Storage & Peripherals - 2.13%
HP, Inc.	415,800	$10,361,736

Total Information Technology		47,064,748

Materials - 8.11%
Chemicals - 2.95%
Dow, Inc.	93,500	4,107,455
DuPont de Nemours, Inc.	25,600	1,290,240
LyondellBasell Industries NV, Class A	72,000	5,420,160
Olin Corp.	82,300	3,529,024

		14,346,879

Metals & Mining - 5.16%
Cleveland-Cliffs, Inc.B	650,000	8,755,500
Nucor Corp.	64,400	6,890,156
Steel Dynamics, Inc.	132,800	9,422,160

		25,067,816

Total Materials		39,414,695

Real Estate - 1.32%
Equity Real Estate Investment Trusts (REITs) - 1.32%
American Homes 4 Rent, Class A	48,400	1,588,004
Realty Income Corp.	83,000	4,830,600

		6,418,604

Total Real Estate		6,418,604

Utilities - 1.89%
Gas Utilities - 0.51%
UGI Corp.	76,000	2,457,080

Multi-Utilities - 1.38%
CenterPoint Energy, Inc.	238,000	6,706,840

Total Utilities		9,163,920

Total Common Stocks (Cost $492,731,694)		479,642,294

SHORT-TERM INVESTMENTS - 13.17% (Cost $64,022,389)
Investment Companies - 13.17%
American Beacon U.S. Government Money Market Select Fund, 2.78%C D	64,022,389	64,022,389

SECURITIES LENDING COLLATERAL - 0.50% (Cost $2,450,700)
Investment Companies - 0.50%
American Beacon U.S. Government Money Market Select Fund, 2.78%C D	2,450,700	2,450,700

TOTAL INVESTMENTS - 112.32% (Cost $559,204,783)		546,115,383
LIABILITIES, NET OF OTHER ASSETS - (12.32%)		(59,888,089)

TOTAL NET ASSETS - 100.00%		$486,227,294

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at September 30, 2022.
B	Non-income producing security.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

Long Futures Contracts Open on September 30, 2022:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME e-Mini Standard & Poor’s 500 Index Futures	262	December 2022	$48,483,271	$47,179,650	$(1,303,621)

			$48,483,271	$47,179,650	$(1,303,621)

Index Abbreviations:

CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2022, the investments were classified as described below:

Bridgeway Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$479,642,294	$—	$—	$479,642,294
Short-Term Investments	64,022,389	—	—	64,022,389
Securities Lending Collateral	2,450,700	—	—	2,450,700

Total Investments in Securities - Assets	$546,115,383	$—	$—	$546,115,383

Financial Derivative Instruments - Liabilities
Futures Contracts	$(1,303,621)	$—	$—	$(1,303,621)

Total Financial Derivative Instruments - Liabilities	$(1,303,621)	$—	$—	$(1,303,621)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.21%
Communication Services - 7.43%
Entertainment - 6.59%
Electronic Arts, Inc.	68,533	$7,929,954
Live Nation Entertainment, Inc.A	90,884	6,910,819
Spotify Technology SAA	42,239	3,645,226
Take-Two Interactive Software, Inc.A	68,802	7,499,418
Warner Music Group Corp., Class A	219,296	5,089,860

		31,075,277

Interactive Media & Services - 0.84%
ZoomInfo Technologies, Inc.A	94,343	3,930,329

Total Communication Services		35,005,606

Consumer Discretionary - 13.02%
Distributors - 0.76%
Pool Corp.	11,281	3,589,727

Diversified Consumer Services - 0.61%
Bright Horizons Family Solutions, Inc.A	50,292	2,899,334

Hotels, Restaurants & Leisure - 3.25%
Domino’s Pizza, Inc.	22,784	7,067,597
Wingstop, Inc.	65,819	8,255,019

		15,322,616

Internet & Direct Marketing Retail - 0.44%
Farfetch Ltd., Class AA B	279,025	2,078,736

Multiline Retail - 1.30%
Dollar Tree, Inc.A	45,033	6,128,991

Specialty Retail - 5.30%
Burlington Stores, Inc.A	28,930	3,236,978
Five Below, Inc.A	29,379	4,044,607
Floor & Decor Holdings, Inc., Class AA	36,415	2,558,518
Ross Stores, Inc.	45,967	3,873,639
Tractor Supply Co.	21,532	4,002,368
Ulta Beauty, Inc.A	18,077	7,252,312

		24,968,422

Textiles, Apparel & Luxury Goods - 1.36%
Deckers Outdoor Corp.A	5,437	1,699,660
Lululemon Athletica, Inc.A	16,853	4,711,425

		6,411,085

Total Consumer Discretionary		61,398,911

Consumer Staples - 2.72%
Beverages - 2.72%
Brown-Forman Corp., Class B	86,943	5,787,795
Monster Beverage Corp.A	80,852	7,030,890

		12,818,685

Total Consumer Staples		12,818,685

Energy - 4.47%
Energy Equipment & Services - 0.77%
Baker Hughes Co.	173,189	3,630,041

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.21% (continued)
Energy - 4.47% (continued)
Oil, Gas & Consumable Fuels - 3.70%
Coterra Energy, Inc.	233,539	$6,100,039
Pioneer Natural Resources Co.	32,610	7,061,043
Southwestern Energy Co.A	698,647	4,275,720

		17,436,802

Total Energy		21,066,843

Financials - 7.36%
Banks - 2.04%
Signature Bank	22,556	3,405,956
SVB Financial GroupA	18,571	6,235,771

		9,641,727

Capital Markets - 2.90%
MarketAxess Holdings, Inc.	28,641	6,372,336
Tradeweb Markets, Inc., Class A	129,175	7,288,054

		13,660,390

Consumer Finance - 1.20%
FirstCash Holdings, Inc.	77,255	5,666,654

Insurance - 1.22%
Ryan Specialty Holdings, Inc.A	141,094	5,731,238

Total Financials		34,700,009

Health Care - 18.84%
Biotechnology - 1.23%
Exelixis, Inc.A	370,479	5,809,111

Health Care Equipment & Supplies - 8.29%
ABIOMED, Inc.A	15,225	3,740,173
Dexcom, Inc.A	88,768	7,149,375
Hologic, Inc.A	90,362	5,830,156
IDEXX Laboratories, Inc.A	15,130	4,929,354
Insulet Corp.A	20,119	4,615,299
ResMed, Inc.	43,560	9,509,148
Tandem Diabetes Care, Inc.A	68,562	3,280,692

		39,054,197

Health Care Providers & Services - 2.39%
Acadia Healthcare Co., Inc.A	85,199	6,660,858
Henry Schein, Inc.A	70,071	4,608,570

		11,269,428

Health Care Technology - 0.95%
Veeva Systems, Inc., Class AA	27,089	4,466,434

Life Sciences Tools & Services - 5.34%
Azenta, Inc.	55,167	2,364,458
Bio-Techne Corp.	18,983	5,391,172
ICON PLCA	52,080	9,571,262
Illumina, Inc.A	17,636	3,364,772
Repligen Corp.A	23,906	4,473,052

		25,164,716

Pharmaceuticals - 0.64%
Pacira BioSciences, Inc.A	57,133	3,038,904

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.21% (continued)
Health Care - 18.84% (continued)
Total Health Care		$88,802,790

Industrials - 12.20%
Aerospace & Defense - 2.93%
Axon Enterprise, Inc.A	42,896	4,965,212
HEICO Corp., Class A	48,707	5,582,796
L3Harris Technologies, Inc.	15,809	3,285,585

		13,833,593

Commercial Services & Supplies - 1.46%
Copart, Inc.A	64,615	6,875,036

Electrical Equipment - 1.58%
Generac Holdings, Inc.A	8,293	1,477,315
Rockwell Automation, Inc.	27,713	5,961,344

		7,438,659

Machinery - 1.19%
Kornit Digital Ltd.A	27,717	737,549
RBC Bearings, Inc.A	23,505	4,884,574

		5,622,123

Professional Services - 3.07%
CoStar Group, Inc.A	89,626	6,242,451
Verisk Analytics, Inc.	48,168	8,214,089

		14,456,540

Road & Rail - 0.97%
JB Hunt Transport Services, Inc.	29,165	4,561,989

Trading Companies & Distributors - 1.00%
Fastenal Co.	102,557	4,721,724

Total Industrials		57,509,664

Information Technology - 32.17%
Communications Equipment - 0.25%
Ciena Corp.A	29,293	1,184,316

Electronic Equipment, Instruments & Components - 3.50%
Cognex Corp.	99,562	4,126,845
Keysight Technologies, Inc.A	46,592	7,331,717
National Instruments Corp.	133,157	5,025,345

		16,483,907

IT Services - 2.41%
Globant SAA	21,351	3,994,345
Toast, Inc., Class AA	194,182	3,246,723
WEX, Inc.A	32,307	4,101,051

		11,342,119

Semiconductors & Semiconductor Equipment - 4.04%
KLA Corp.	12,589	3,809,809
Microchip Technology, Inc.	137,147	8,370,081
NXP Semiconductors NV	28,248	4,166,863
Teradyne, Inc.	36,161	2,717,499

		19,064,252

Software - 21.97%
ANSYS, Inc.A	18,054	4,002,572
Aspen Technology, Inc.A	24,760	5,897,832
Autodesk, Inc.A	27,701	5,174,547

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.21% (continued)
Information Technology - 32.17% (continued)
Software - 21.97% (continued)
Cadence Design Systems, Inc.A	76,276	$12,465,787
Coupa Software, Inc.A	25,989	1,528,153
Crowdstrike Holdings, Inc., Class AA	14,459	2,382,988
Dropbox, Inc., Class AA	172,673	3,577,784
Envestnet, Inc.A	93,226	4,139,234
Five9, Inc.A	55,622	4,170,537
Fortinet, Inc.A	167,489	8,228,734
Guidewire Software, Inc.A	59,648	3,673,124
Manhattan Associates, Inc.A	51,876	6,901,064
Nice Ltd., ADRA B	22,949	4,319,920
Palo Alto Networks, Inc.A	67,539	11,062,213
PTC, Inc.A	50,856	5,319,538
Rapid7, Inc.A	51,612	2,214,155
RingCentral, Inc., Class AA	27,148	1,084,834
Roper Technologies, Inc.	12,431	4,470,685
Splunk, Inc.A	45,773	3,442,130
Tyler Technologies, Inc.A	20,570	7,148,075
UiPath, Inc., Class AA	185,353	2,337,301

		103,541,207

Total Information Technology		151,615,801

Total Common Stocks (Cost $454,250,339)		462,918,309

SHORT-TERM INVESTMENTS - 1.85% (Cost $8,703,072)
Investment Companies - 1.85%
American Beacon U.S. Government Money Market Select Fund, 2.78%C D	8,703,072	8,703,072

TOTAL INVESTMENTS - 100.06% (Cost $462,953,411)		471,621,381
LIABILITIES, NET OF OTHER ASSETS - (0.06%)		(271,541)

TOTAL NET ASSETS - 100.00%		$471,349,840

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at September 30, 2022.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2022, the investments were classified as described below:

Stephens Mid-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$462,918,309	$—	$—	$462,918,309
Short-Term Investments	8,703,072	—	—	8,703,072

Total Investments in Securities - Assets	$471,621,381	$—	$—	$471,621,381

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.25%
Consumer Discretionary - 8.56%
Auto Components - 0.35%
Fox Factory Holding Corp.A	12,645	$999,967

Diversified Consumer Services - 0.65%
Bright Horizons Family Solutions, Inc.A	32,590	1,878,813

Hotels, Restaurants & Leisure - 3.33%
Papa John’s International, Inc.	57,933	4,055,889
Wingstop, Inc.	43,873	5,502,552

		9,558,441

Internet & Direct Marketing Retail - 1.51%
aka Brands Holding Corp.A	400,194	580,281
Farfetch Ltd., Class AA B	210,461	1,567,935
Revolve Group, Inc.A B	100,725	2,184,725

		4,332,941

Specialty Retail - 2.72%
Five Below, Inc.A	8,593	1,182,998
Floor & Decor Holdings, Inc., Class AA	26,142	1,836,737
Leslie’s, Inc.A B	224,297	3,299,409
Sportsman’s Warehouse Holdings, Inc.A	179,720	1,491,676

		7,810,820

Total Consumer Discretionary		24,580,982

Consumer Staples - 7.02%
Beverages - 3.48%
Celsius Holdings, Inc.A B	38,515	3,492,540
MGP Ingredients, Inc.B	61,149	6,491,578

		9,984,118

Food & Staples Retailing - 1.40%
Chefs’ Warehouse, Inc.A	138,432	4,010,375

Food Products - 1.11%
Mission Produce, Inc.A B	221,317	3,200,244

Personal Products - 1.03%
BellRing Brands, Inc.A	143,126	2,949,827

Total Consumer Staples		20,144,564

Energy - 5.11%
Energy Equipment & Services - 1.04%
Cactus, Inc., Class A	77,849	2,991,737

Oil, Gas & Consumable Fuels - 4.07%
Magnolia Oil & Gas Corp., Class A	163,364	3,236,241
Southwestern Energy Co.A	423,836	2,593,876
Viper Energy Partners LP	203,567	5,834,230

		11,664,347

Total Energy		14,656,084

Financials - 10.39%
Banks - 1.02%
Silvergate Capital Corp., Class AA	38,964	2,935,937

Capital Markets - 1.60%
MarketAxess Holdings, Inc.	6,706	1,492,018

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.25% (continued)
Financials - 10.39% (continued)
Capital Markets - 1.60% (continued)
Piper Sandler Cos.,	29,583	$3,098,523

		4,590,541

Consumer Finance - 4.83%
Encore Capital Group, Inc.A	39,233	1,784,317
EZCORP, Inc., Class AA	436,571	3,365,962
FirstCash Holdings, Inc.	68,860	5,050,881
PRA Group, Inc.A	111,103	3,650,845

		13,852,005

Insurance - 2.94%
Palomar Holdings, Inc.A	60,322	5,050,158
Ryan Specialty Holdings, Inc.A	83,330	3,384,865

		8,435,023

Total Financials		29,813,506

Health Care - 24.12%
Biotechnology - 3.51%
Exelixis, Inc.A	223,340	3,501,971
Halozyme Therapeutics, Inc.A	93,367	3,691,731
Ligand Pharmaceuticals, Inc.A	33,457	2,880,983

		10,074,685

Health Care Equipment & Supplies - 5.90%
BioLife Solutions, Inc.A	73,784	1,678,586
Insulet Corp.A	7,916	1,815,931
iRhythm Technologies, Inc.A	20,112	2,519,632
Neogen Corp.A	106,360	1,485,849
NuVasive, Inc.A	51,999	2,278,076
Omnicell, Inc.A	48,910	4,256,637
Tandem Diabetes Care, Inc.A	60,726	2,905,739

		16,940,450

Health Care Providers & Services - 4.19%
Acadia Healthcare Co., Inc.A	83,625	6,537,802
HealthEquity, Inc.A	81,758	5,491,685

		12,029,487

Health Care Technology - 1.31%
HealthStream, Inc.A	95,688	2,034,327
Schrodinger, Inc.A	69,596	1,738,508

		3,772,835

Life Sciences Tools & Services - 6.39%
Alpha Teknova, Inc.A	70,605	235,821
Azenta, Inc.	56,956	2,441,134
Bio-Techne Corp.	11,153	3,167,452
ICON PLCA	19,175	3,523,982
Medpace Holdings, Inc.A	15,379	2,417,117
Repligen Corp.A	28,649	5,360,514
Syneos Health, Inc.A	25,275	1,191,716

		18,337,736

Pharmaceuticals - 2.82%
Pacira BioSciences, Inc.A	76,542	4,071,269
Supernus Pharmaceuticals, Inc.A	118,582	4,014,001

		8,085,270

Total Health Care		69,240,463

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.25% (continued)
Industrials - 16.44%
Aerospace & Defense - 5.36%
AeroVironment, Inc.A	54,917	$4,577,881
Axon Enterprise, Inc.A	34,156	3,953,557
HEICO Corp., Class A	30,049	3,444,217
Kratos Defense & Security Solutions, Inc.A	192,411	1,954,896
RADA Electronic Industries Ltd.A B	149,167	1,436,478

		15,367,029

Air Freight & Logistics - 0.82%
Hub Group, Inc., Class AA	34,171	2,357,116

Building Products - 1.37%
AZEK Co., Inc.A	84,892	1,410,905
Trex Co., Inc.A	57,479	2,525,627

		3,936,532

Commercial Services & Supplies - 0.99%
Montrose Environmental Group, Inc.A B	84,263	2,835,450

Construction & Engineering - 1.37%
Ameresco, Inc., Class AA	59,161	3,933,023

Machinery - 4.23%
Chart Industries, Inc.A	14,496	2,672,338
Kornit Digital Ltd.A	62,253	1,656,552
Lindsay Corp.	20,376	2,919,473
RBC Bearings, Inc.A	23,597	4,903,693

		12,152,056

Professional Services - 1.24%
ICF International, Inc.	32,695	3,564,409

Trading Companies & Distributors - 1.06%
SiteOne Landscape Supply, Inc.A	29,181	3,038,909

Total Industrials		47,184,524

Information Technology - 26.47%
Electronic Equipment, Instruments & Components - 2.18%
Cognex Corp.	44,070	1,826,702
National Instruments Corp.	75,475	2,848,426
nLight, Inc.A	167,899	1,586,646

		6,261,774

IT Services - 3.52%
Globant SAA	21,342	3,992,661
Maximus, Inc.	48,906	2,830,190
Toast, Inc., Class AA	56,278	940,968
WEX, Inc.A	18,377	2,332,777

		10,096,596

Semiconductors & Semiconductor Equipment - 3.98%
Ambarella, Inc.A	26,957	1,514,444
Lattice Semiconductor Corp.A	28,629	1,408,833
Onto Innovation, Inc.A	41,438	2,654,104
Power Integrations, Inc.	29,191	1,877,565
Semtech Corp.A	53,063	1,560,583
Silicon Laboratories, Inc.A	19,555	2,413,869

		11,429,398

Software - 16.79%
Aspen Technology, Inc.A	7,328	1,745,530

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.25% (continued)
Information Technology - 26.47% (continued)
Software - 16.79% (continued)
Box, Inc., Class AA	82,159	$2,003,858
CyberArk Software Ltd.A	35,972	5,393,642
Descartes Systems Group, Inc.A	32,656	2,074,636
Envestnet, Inc.A	77,290	3,431,676
Five9, Inc.A	20,648	1,548,187
Guidewire Software, Inc.A	12,832	790,194
Manhattan Associates, Inc.A	51,469	6,846,921
Model N, Inc.A	49,209	1,684,424
Ping Identity Holding Corp.A	76,192	2,138,709
PROS Holdings, Inc.A	105,632	2,609,110
Q2 Holdings, Inc.A	58,962	1,898,576
Qualys, Inc.A	30,164	4,204,560
Rapid7, Inc.A	45,524	1,952,980
SPS Commerce, Inc.A	50,118	6,226,159
Tyler Technologies, Inc.A	3,288	1,142,580
Varonis Systems, Inc.A	93,436	2,477,923

		48,169,665

Total Information Technology		75,957,433

Materials - 1.14%
Chemicals - 1.14%
Balchem Corp.	27,014	3,284,362

Total Common Stocks (Cost $229,655,905)		284,861,918

SHORT-TERM INVESTMENTS - 0.36% (Cost $1,024,709)
Investment Companies - 0.36%
American Beacon U.S. Government Money Market Select Fund, 2.78%C D	1,024,709	1,024,709

SECURITIES LENDING COLLATERAL - 1.89% (Cost $5,420,228)
Investment Companies - 1.89%
American Beacon U.S. Government Money Market Select Fund, 2.78%C D	5,420,228	5,420,228

TOTAL INVESTMENTS - 101.50% (Cost $236,100,842)		291,306,855
LIABILITIES, NET OF OTHER ASSETS - (1.50%)		(4,296,301)

TOTAL NET ASSETS - 100.00%		$287,010,554

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at September 30, 2022.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

LP - Limited Partnership.

PLC - Public Limited Company.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2022, the investments were classified as described below:

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

September 30, 2022 (Unaudited)

Stephens Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$284,861,918	$—	$—	$284,861,918
Short-Term Investments	1,024,709	—	—	1,024,709
Securities Lending Collateral	5,420,228	—	—	5,420,228

Total Investments in Securities - Assets	$291,306,855	$—	$—	$291,306,855

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2022, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2022 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of September 30, 2022, the Trust consists of twenty-seven active series, seven of which are presented in this filing: American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL TargetRisk Fund, American Beacon AHL TargetRisk Core Fund, American Beacon Bahl & Gaynor Small Cap Growth Fund, American Beacon Bridgeway Large Cap Growth Fund, American Beacon Bridgeway Large Cap Value Fund, American Beacon Stephens Mid-Cap Growth Fund, and American Beacon Stephens Small Cap Growth Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment companies except for the American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL TargetRisk Fund and American Beacon AHL TargetRisk Core Fund which are registered as non-diversified. The remaining twenty active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes, and has determined that there is no impact to the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 imposed limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework used by funds to comply with Section 18 of the Act, and required funds whose use of derivatives was more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds were not required to fully comply with the new rule until August 19, 2022. Management has evaluated the implications of these changes, and has determined that there is no impact to the financials.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Funds.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2022 (Unaudited)

Consolidation of Subsidiaries

The Schedules of Investments of the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund are consolidated to include the accounts of the American Beacon Cayman Managed Futures Strategy Fund, Ltd. and American Beacon Cayman TargetRisk Company, Ltd., respectively, each of which are wholly-owned and controlled subsidiaries (the “Subsidiaries”) of the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund. All intercompany accounts and transactions have been eliminated in consolidation for the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund.

For Federal tax purposes, taxable income for each Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (the “Code”) and each Subsidiary’s taxable income is included in the calculation of the applicable Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund either in the current period or future periods. The Subsidiaries have a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

Each Fund may invest up to 25% of its total assets in its Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. The AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund expect to achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at September 30, 2022	% of Total Net Assets of the Fund at September 30, 2022
American Beacon Cayman Managed Futures Strategy Fund, Ltd.	August 19, 2014	$1,012,293,639	23.3%
American Beacon Cayman TargetRisk Company, Ltd.	December 31, 2018	132,121,822	22.8%

CFTC Regulation

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting SEC and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The Funds are commodity pools, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated by the CFTC.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, a part of the Generally Accepted Accounting Principles (“U.S. GAAP”).

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2022 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2022 (Unaudited)

Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust a Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2022 (Unaudited)

are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2022 (Unaudited)

generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of September 30, 2022, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Bridgeway Large Cap Growth	$485,627	$—	$516,979	$516,979
Bridgeway Large Cap Value	11,853,981	2,450,700	9,997,223	12,447,923
Stephens Mid-Cap Growth	4,661,543	—	4,855,392	4,855,392
Stephens Small Cap Growth	15,105,687	5,420,228	10,088,984	15,509,212

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the two year period ended December 31, 2021 for AHL TargetRisk Core Fund remains subject to examination by the Internal Revenue Service. For the remaining Funds, each of the tax years in the four year period ended December 31, 2021 remains subject to examination by the Internal Revenue Service.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2022 (Unaudited)

Cost of Investments for Federal Income Tax Purposes

As of September 30, 2022, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AHL Managed Futures Strategy	$3,771,516,768	$105,838	$(4,172,488)	$(4,066,650)
AHL TargetRisk	534,599,259	894	(5,505,285)	(5,504,391)
AHL TargetRisk Core	8,374,282	83	(7,458)	(7,375)
Bahl & Gaynor Small Cap Growth	899,875	—	—	—
Bridgeway Large Cap Growth	151,623,517	14,889,114	(21,371,219)	(6,482,105)
Bridgeway Large Cap Value	559,204,783	44,495,700	(57,585,100)	(13,089,400)
Stephens Mid-Cap Growth	462,953,411	90,736,279	(82,068,309)	8,667,970
Stephens Small Cap Growth	236,100,842	85,964,799	(30,758,786)	55,206,013

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of December 31, 2021, the Funds did not have any capital loss carryforwards.